UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2017

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2017

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	79.2%
Equity	20.8

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	33.6%
EQ/Core Bond Index Portfolio	23.5
EQ/PIMCO Ultra Short Bond Portfolio	11.8
ATM Large Cap Managed Volatility Portfolio	6.2
Multimanager Core Bond Portfolio	3.4
EQ/Global Bond PLUS Portfolio	2.2
EQ/Quality Bond PLUS Portfolio	2.0
AXA Large Cap Core Managed Volatility Portfolio	1.7
EQ/BlackRock Basic Value Equity Portfolio	1.6
ATM International Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,027.84	$2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.35
Class B
Actual	1,000.00	1,027.81	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.35
Class K
Actual	1,000.00	1,028.94	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.71	1.10

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,729,632	$17,456,415
1290 VT Equity Income Portfolio‡	1,578,438	9,541,526
1290 VT GAMCO Small Company Value Portfolio‡	116,254	7,086,878
1290 VT High Yield Bond Portfolio‡	1,649,223	16,430,190
1290 VT Micro Cap Portfolio‡	85,646	946,203
ATM International Managed Volatility Portfolio‡	1,913,905	19,851,682
ATM Large Cap Managed Volatility Portfolio‡	5,388,604	77,926,794
ATM Mid Cap Managed Volatility Portfolio‡	499,533	4,237,203
ATM Small Cap Managed Volatility Portfolio‡	251,874	3,223,629
AXA Global Equity Managed Volatility Portfolio‡	383,690	6,543,168
AXA International Core Managed Volatility Portfolio‡	522,888	5,493,119
AXA International Value Managed Volatility Portfolio‡	221,189	2,907,958
AXA Large Cap Core Managed Volatility Portfolio‡	2,023,469	21,788,083
AXA Large Cap Growth Managed Volatility Portfolio‡	457,072	14,583,323
AXA Large Cap Value Managed Volatility Portfolio‡	542,048	9,618,185
AXA/AB Small Cap Growth Portfolio‡	166,400	3,304,964
AXA/Loomis Sayles Growth Portfolio‡	1,045,135	8,110,389
AXA/Morgan Stanley Small Cap Growth Portfolio‡	194,539	2,146,012
EQ/BlackRock Basic Value Equity Portfolio‡	907,549	20,844,264

EQ/Core Bond Index Portfolio‡	29,616,691	$296,100,896
EQ/Global Bond PLUS Portfolio‡	3,050,283	27,774,076
EQ/Intermediate Government Bond Portfolio‡	41,032,211	423,435,220
EQ/International Equity Index Portfolio‡	210,912	1,985,760
EQ/JPMorgan Value Opportunities Portfolio‡	672,733	13,282,535
EQ/Large Cap Growth Index Portfolio‡	114,090	1,531,910
EQ/MFS International Growth Portfolio‡	2,177,703	17,064,854
EQ/PIMCO Ultra Short Bond Portfolio‡	14,873,669	148,401,873
EQ/Quality Bond PLUS Portfolio‡	2,908,835	24,971,326
EQ/T. Rowe Price Growth Stock Portfolio*‡	98,896	4,600,200
Multimanager Core Bond Portfolio‡	4,378,590	43,300,945
Multimanager Mid Cap Growth Portfolio‡	318,372	3,221,857
Multimanager Mid Cap Value Portfolio‡	123,645	1,982,344

Total Investments (100.0%) (Cost $1,150,836,984)		1,259,693,781
Other Assets Less Liabilities (0.0%)		(582,858)

Net Assets (100%)		$1,259,110,923

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$17,250,000	$—	$17,456,415	$—	$—
1290 VT Equity Income Portfolio (b)	11,566,562	302,041	2,374,639	9,541,526	—	465,726
1290 VT GAMCO Small Company Value Portfolio (c)	7,428,398	75,510	401,180	7,086,878	—	308,911
1290 VT High Yield Bond Portfolio (d)	15,703,985	—	—	16,430,190	—	—
1290 VT Micro Cap Portfolio (e)	851,254	—	—	946,203	—	—
ATM International Managed Volatility Portfolio	19,237,810	226,530	2,124,984	19,851,682	—	5,290
ATM Large Cap Managed Volatility Portfolio	90,150,374	1,019,387	15,805,751	77,926,794	—	4,780,481
ATM Mid Cap Managed Volatility Portfolio	4,318,467	37,755	353,563	4,237,203	—	1,483

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
ATM Small Cap Managed Volatility Portfolio	$3,390,184	$37,755	$354,066	$3,223,629	$—	$980
AXA Global Equity Managed Volatility Portfolio	6,355,709	75,510	684,504	6,543,168	—	25,587
AXA International Core Managed Volatility Portfolio	5,373,213	75,510	680,614	5,493,119	—	29,478
AXA International Value Managed Volatility Portfolio	2,859,895	37,755	310,054	2,907,958	—	44,992
AXA Large Cap Core Managed Volatility Portfolio	21,849,437	264,285	1,602,759	21,788,083	—	882,560
AXA Large Cap Growth Managed Volatility Portfolio	15,105,092	302,041	1,601,568	14,583,323	—	1,238,797
AXA Large Cap Value Managed Volatility Portfolio	9,491,846	37,755	303,594	9,618,185	—	51,452
AXA/AB Small Cap Growth Portfolio	3,318,521	37,755	335,216	3,304,964	—	19,830
AXA/Loomis Sayles Growth Portfolio	7,400,114	75,510	629,254	8,110,389	—	80,836
AXA/Morgan Stanley Small Cap Growth Portfolio	1,903,190	—	—	2,146,012	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,256,808	302,041	3,472,752	20,844,264	—	3,167,613
EQ/Core Bond Index Portfolio	338,907,088	6,188,772	54,406,781	296,100,896	—	(587,084)
EQ/Global Bond PLUS Portfolio	28,300,585	188,775	1,774,974	27,774,076	—	254
EQ/Intermediate Government Bond Portfolio	458,318,643	10,747,954	49,610,035	423,435,220	—	(258,695)
EQ/International Equity Index Portfolio	2,826,652	—	1,033,594	1,985,760	—	166,406
EQ/JPMorgan Value Opportunities Portfolio	13,426,328	—	818,009	13,282,535	—	181,991
EQ/Large Cap Growth Index Portfolio	1,347,371	—	—	1,531,910	—	—
EQ/MFS International Growth Portfolio	15,502,741	151,020	1,284,163	17,064,854	—	136,019
EQ/PIMCO Ultra Short Bond Portfolio	165,039,564	3,303,060	21,682,843	148,401,873	—	(25,061)
EQ/Quality Bond PLUS Portfolio	20,337,836	4,300,000	—	24,971,326	—	—
EQ/T. Rowe Price Growth Stock Portfolio	4,142,496	37,755	310,540	4,600,200	—	44,504
Multimanager Core Bond Portfolio	41,631,975	4,751,450	3,541,146	43,300,945	473,899	9,311
Multimanager Mid Cap Growth Portfolio	2,870,540	—	—	3,221,857	—	—
Multimanager Mid Cap Value Portfolio	1,934,032	—	—	1,982,344	—	—

	$1,348,146,710	$49,825,926	$165,496,583	$1,259,693,781	$473,899	$10,771,661

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,259,693,781	$—	$1,259,693,781

Total Assets	$—	$1,259,693,781	$—	$1,259,693,781

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,259,693,781	$—	$1,259,693,781

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,825,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$176,268,244

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,391,472
Aggregate gross unrealized depreciation	(2,765,933)

Net unrealized appreciation	$107,625,539

Federal income tax cost of investments	$1,152,068,242

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,150,836,984)	$1,259,693,781
Receivable from Separate Accounts for Trust shares sold	869,400
Receivable for securities sold	601,372
Dividends, interest and other receivables	55,556
Other assets	15,152

Total assets	1,261,235,261

LIABILITIES
Overdraft payable	595,154
Payable to Separate Accounts for Trust shares redeemed	863,761
Distribution fees payable – Class B	254,511
Administrative fees payable	145,359
Payable for securities purchased	55,556
Investment management fees payable	41,529
Trustees’ fees payable	31,797
Distribution fees payable – Class A	4,863
Accrued expenses	131,808

Total liabilities	2,124,338

NET ASSETS	$1,259,110,923

Net assets were comprised of:
Paid in capital	$1,331,910,014
Accumulated undistributed net investment income (loss)	(2,434,455)
Accumulated undistributed net realized gain (loss) on investments	(179,221,433)
Net unrealized appreciation (depreciation) on investments	108,856,797

Net assets	$1,259,110,923

Class A
Net asset value, offering and redemption price per share, $23,382,852 / 2,435,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.60

Class B
Net asset value, offering and redemption price per share, $1,229,586,237 / 127,983,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

Class K
Net asset value, offering and redemption price per share, $6,141,834 / 640,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($473,899 of dividend income received from affiliates)	$492,447
Interest	2,617

Total income	495,064

EXPENSES
Distribution fees – Class B	1,564,827
Administrative fees	895,730
Investment management fees	640,417
Custodian fees	73,983
Printing and mailing expenses	69,263
Professional fees	40,824
Distribution fees – Class A	29,065
Trustees’ fees	19,408
Miscellaneous	12,238

Gross expenses	3,345,755
Less: Waiver from investment manager	(352,676)

Net expenses	2,993,079

NET INVESTMENT INCOME (LOSS)	(2,498,015)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($10,771,661 of realized gain (loss) from affiliates)	10,772,073
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	27,217,728

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,989,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,491,786

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,498,015)	$12,228,790
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	10,772,073	20,245,201
Net change in unrealized appreciation (depreciation) on investments	27,217,728	8,863,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,491,786	41,337,701

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(228,498)
Class B	—	(12,822,549)
Class K	—	(57,277)

	—	(13,108,324)

Distributions from net realized capital gains
Class A	—	(311,644)
Class B	—	(17,578,514)
Class K	—	(62,645)

	—	(17,952,803)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(31,061,127)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 235,640 and 370,229 shares, respectively ]	2,232,839	3,499,242
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,365 shares, respectively ]	—	540,142
Capital shares repurchased [ (325,889) and (639,476) shares, respectively ]	(3,087,762)	(6,046,895)

Total Class A transactions	(854,923)	(2,007,511)

Class B
Capital shares sold [ 4,502,873 and 20,575,512 shares, respectively ]	42,867,959	193,341,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,226,978 shares, respectively ]	—	30,401,063
Capital shares repurchased [ (18,448,773) and (30,643,742) shares, respectively ]	(174,822,601)	(289,192,556)

Total Class B transactions	(131,954,642)	(65,449,510)

Class K
Capital shares sold [ 153,771 and 217,769 shares, respectively ]	1,449,590	2,071,494
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,763 shares, respectively ]	—	119,922
Capital shares repurchased [ (17,414) and (120,315) shares, respectively ]	(165,485)	(1,142,246)

Total Class K transactions	1,284,105	1,049,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(131,525,460)	(66,407,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,033,674)	(56,131,277)
NET ASSETS:
Beginning of period	1,355,144,597	1,411,275,874

End of period (a)	$1,259,110,923	$1,355,144,597

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,434,455)	$63,560

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.34		$9.29		$9.55		$9.67		$9.60		$9.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.06		0.05		0.05		0.06
Net realized and unrealized gain (loss) on investments	0.28		0.18		(0.07)		0.20		0.36		0.36

Total from investment operations	0.26		0.26		(0.01)		0.25		0.41		0.42

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.08)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.12)		(0.17)		(0.29)		(0.25)		(0.13)

Total dividends and distributions	—		(0.21)		(0.25)		(0.37)		(0.34)		(0.21)

Net asset value, end of period	$9.60		$9.34		$9.29		$9.55		$9.67		$9.60

Total return (b)	2.78%		2.84%		(0.16)%		2.61%		4.32%		4.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,383		$23,596		$25,419		$27,181		$28,762		$29,519
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers (a)(f)	0.52%		0.53%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.39)%		0.86%		0.64%		0.53%		0.53%		0.59%
Before waivers (a)(f)(x)	(0.45)%		0.80%		0.60%		0.46%		0.46%		0.51%
Portfolio turnover rate (z)^	4%		12%		10%		7%		9%		30%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.35		$9.29		$9.56		$9.68		$9.61		$9.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.06		0.05		0.04		0.06
Net realized and unrealized gain (loss) on investments	0.28		0.19		(0.08)		0.20		0.37		0.37

Total from investment operations	0.26		0.27		(0.02)		0.25		0.41		0.43

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.08)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.12)		(0.17)		(0.29)		(0.25)		(0.13)

Total dividends and distributions	—		(0.21)		(0.25)		(0.37)		(0.34)		(0.21)

Net asset value, end of period	$9.61		$9.35		$9.29		$9.56		$9.68		$9.61

Total return (b)	2.78%		2.95%		(0.26)%		2.61%		4.32%		4.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,229,586		$1,326,851		$1,382,210		$1,528,163		$1,779,026		$2,230,482
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers (a)(f)	0.52%		0.53%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.39)%		0.86%		0.66%		0.53%		0.43%		0.62%
Before waivers (a)(f)(x)	(0.45)%		0.80%		0.61%		0.45%		0.36%		0.54%
Portfolio turnover rate (z)^	4%		12%		10%		7%		9%		30%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,								August 29, 2012* to December 31, 2012
Class K			2016		2015		2014		2013
Net asset value, beginning of period	$9.33		$9.27		$9.54		$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.12		0.11		0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.28		0.18		(0.11)		0.15		0.28		(0.01)

Total from investment operations	0.27		0.30		—	#	0.28		0.44		0.11

Less distributions:
Dividends from net investment income	—		(0.12)		(0.10)		(0.11)		(0.12)		(0.11)
Distributions from net realized gains	—		(0.12)		(0.17)		(0.29)		(0.25)		(0.08)

Total dividends and distributions	—		(0.24)		(0.27)		(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.60		$9.33		$9.27		$9.54		$9.66		$9.59

Total return (b)	2.89%		3.21%		(0.02)%		2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,142		$4,697		$3,647		$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.21	%(j)	0.22	%(j)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.27%		0.28%		0.27%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.14)%		1.31%		1.12%		1.32%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	(0.20)%		1.25%		1.08%		1.25%		1.50%		3.42	%(l)
Portfolio turnover rate (z)^	4%		12%		10%		7%		9%		30%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	58.7%
Equity	41.3

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	24.8%
EQ/Core Bond Index Portfolio	17.4
ATM Large Cap Managed Volatility Portfolio	10.1
EQ/PIMCO Ultra Short Bond Portfolio	8.7
ATM International Managed Volatility Portfolio	4.1
AXA Large Cap Core Managed Volatility Portfolio	3.2
EQ/MFS International Growth Portfolio	3.0
Multimanager Core Bond Portfolio	2.6
AXA Global Equity Managed Volatility Portfolio	2.4
AXA Large Cap Growth Managed Volatility Portfolio	2.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,044.98	$2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class B
Actual	1,000.00	1,043.89	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class K
Actual	1,000.00	1,046.03	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.43	1.38

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,358,102	$13,706,723
1290 VT Equity Income Portfolio‡	2,765,333	16,716,204
1290 VT GAMCO Small Company Value Portfolio‡	166,099	10,125,474
1290 VT High Yield Bond Portfolio‡	1,316,930	13,119,757
1290 VT Micro Cap Portfolio‡	316,139	3,492,666
1290 VT Small Cap Value Portfolio‡	952,340	9,573,313
ATM International Managed Volatility Portfolio‡	5,476,895	56,808,247
ATM Large Cap Managed Volatility Portfolio‡	9,755,456	141,077,614
ATM Mid Cap Managed Volatility Portfolio‡	1,155,246	9,799,164
ATM Small Cap Managed Volatility Portfolio‡	2,255,079	28,861,846
AXA Global Equity Managed Volatility Portfolio‡	1,958,938	33,406,271
AXA International Core Managed Volatility Portfolio‡	1,223,720	12,855,598
AXA International Value Managed Volatility Portfolio‡	603,014	7,927,790
AXA Large Cap Core Managed Volatility Portfolio‡	4,076,157	43,890,789
AXA Large Cap Growth Managed Volatility Portfolio‡	926,829	29,571,355
AXA Large Cap Value Managed Volatility Portfolio‡	1,290,952	22,906,883
AXA/AB Small Cap Growth Portfolio‡	666,048	13,228,744
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	215,547	3,814,753
AXA/Loomis Sayles Growth Portfolio‡	1,413,524	10,969,139
AXA/Morgan Stanley Small Cap Growth Portfolio‡	266,943	2,944,723

EQ/BlackRock Basic Value Equity Portfolio‡	1,236,878	28,408,177
EQ/Core Bond Index Portfolio‡	24,329,757	243,243,337
EQ/Global Bond PLUS Portfolio‡	2,475,809	22,543,252
EQ/Intermediate Government Bond Portfolio‡	33,570,583	346,434,349
EQ/International Equity Index Portfolio‡	513,143	4,831,302
EQ/JPMorgan Value Opportunities Portfolio‡	1,010,839	19,958,148
EQ/Large Cap Growth Index Portfolio‡	160,518	2,155,316
EQ/MFS International Growth Portfolio‡	5,377,621	42,139,958
EQ/PIMCO Ultra Short Bond Portfolio‡	12,230,081	122,025,508
EQ/Quality Bond PLUS Portfolio‡	2,819,958	24,208,351
EQ/T. Rowe Price Growth Stock Portfolio*‡	175,809	8,177,804
Multimanager Core Bond Portfolio‡	3,687,539	36,466,975
Multimanager Mid Cap Growth Portfolio‡	469,733	4,753,595
Multimanager Mid Cap Value Portfolio‡	385,781	6,185,040

Total Investments (100.1%) (Cost $1,178,242,524)		1,396,328,165
Other Assets Less Liabilities (-0.1%)		(895,927)

Net Assets (100%)		$1,395,432,238

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$13,550,000	$—	$13,706,723	$—	$—
1290 VT Equity Income Portfolio (b)	19,487,648	255,257	2,937,641	16,716,204	—	1,022,288
1290 VT GAMCO Small Company Value Portfolio (c)	10,485,816	113,448	392,237	10,125,474	—	501,064
1290 VT High Yield Bond Portfolio (d)	13,111,093	85,086	665,224	13,119,757	—	4,752
1290 VT Micro Cap Portfolio (e)	3,142,188	—	—	3,492,666	—	—
1290 VT Small Cap Value Portfolio (f)(aa)	6,057,103	65,696	498,042	9,573,313	—	29
ATM International Managed Volatility Portfolio	54,299,030	453,790	5,256,382	56,808,247	—	16,825
ATM Large Cap Managed Volatility Portfolio	148,604,090	1,304,647	16,266,341	141,077,614	—	5,406,631

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$9,650,496	$56,724	$434,358	$9,799,164	$—	$12,293
ATM Small Cap Managed Volatility Portfolio	28,895,998	198,533	1,516,950	28,861,846	—	46,329
AXA Global Equity Managed Volatility Portfolio	30,111,326	113,448	794,149	33,406,271	—	99,153
AXA International Core Managed Volatility Portfolio	11,898,387	113,448	663,344	12,855,598	—	229,957
AXA International Value Managed Volatility Portfolio	7,340,879	56,724	364,681	7,927,790	—	81,970
AXA Large Cap Core Managed Volatility Portfolio	41,579,592	283,619	1,650,841	43,890,789	—	582,413
AXA Large Cap Growth Managed Volatility Portfolio	28,132,692	368,705	1,811,770	29,571,355	—	1,091,461
AXA Large Cap Value Managed Volatility Portfolio	24,151,571	198,533	2,151,576	22,906,883	—	411,703
AXA/AB Small Cap Growth Portfolio	12,803,944	113,448	838,564	13,228,744	—	54,738
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,731,454	—	—	3,814,753	—	—
AXA/Loomis Sayles Growth Portfolio	9,921,839	113,448	753,280	10,969,139	—	140,021
AXA/Morgan Stanley Small Cap Growth Portfolio	2,795,145	28,362	218,926	2,944,723	—	4,399
AXA/Pacific Global Small Cap Value Portfolio (aa)	4,068,660	132,182	169,691	—	9,990	105,017
EQ/BlackRock Basic Value Equity Portfolio	37,673,935	340,343	5,107,025	28,408,177	—	4,372,880
EQ/Core Bond Index Portfolio	262,398,710	7,555,504	30,837,790	243,243,337	—	(315,054)
EQ/Global Bond PLUS Portfolio	22,850,649	170,171	1,333,038	22,543,252	—	6,915
EQ/Intermediate Government Bond Portfolio	354,762,211	11,036,190	22,330,218	346,434,349	—	2,329
EQ/International Equity Index Portfolio	5,177,496	—	825,889	4,831,302	—	174,111
EQ/JPMorgan Value Opportunities Portfolio	21,425,599	—	2,199,434	19,958,148	—	550,566
EQ/Large Cap Growth Index Portfolio	2,436,177	85,086	380,228	2,155,316	—	289,748
EQ/MFS International Growth Portfolio	37,135,502	283,619	1,978,756	42,139,958	—	254,499
EQ/PIMCO Ultra Short Bond Portfolio	117,585,003	11,121,028	8,035,435	122,025,508	—	4,282
EQ/Quality Bond PLUS Portfolio	24,114,884	1,070,171	1,340,110	24,208,351	—	(157)
EQ/T. Rowe Price Growth Stock Portfolio	7,195,673	56,724	384,984	8,177,804	—	61,667
Multimanager Core Bond Portfolio	35,384,228	2,671,336	2,010,170	36,466,975	416,079	(240)
Multimanager Mid Cap Growth Portfolio	4,235,255	—	—	4,753,595	—	—
Multimanager Mid Cap Value Portfolio	6,226,157	28,362	191,143	6,185,040	—	32,183

	$1,408,870,430	$52,023,632	$114,338,217	$1,396,328,165	$426,069	$15,244,772

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $3,748,729 (at a cost of $3,726,231), representing 440,287 shares of AXA/Pacific Global Small Cap Value Portfolio and 379,851 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,396,328,165	$—	$1,396,328,165

Total Assets	$—	$1,396,328,165	$—	$1,396,328,165

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,396,328,165	$—	$1,396,328,165

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,023,632
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,480,187

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,595,813
Aggregate gross unrealized depreciation	(8,912,498)

Net unrealized appreciation	$215,683,315

Federal income tax cost of investments	$1,180,644,850

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,178,242,524)	$1,396,328,165
Receivable for securities sold	345,143
Receivable from Separate Accounts for Trust shares sold	197,368
Dividends, interest and other receivables	46,796
Other assets	16,475

Total assets	1,396,933,947

LIABILITIES
Overdraft payable	19,389
Payable to Separate Accounts for Trust shares redeemed	411,572
Payable for securities purchased	365,663
Distribution fees payable – Class B	276,963
Administrative fees payable	160,897
Investment management fees payable	113,092
Trustees’ fees payable	35,364
Distribution fees payable – Class A	3,672
Accrued expenses	115,097

Total liabilities	1,501,709

NET ASSETS	$1,395,432,238

Net assets were comprised of:
Paid in capital	$1,498,960,666
Accumulated undistributed net investment income (loss)	(2,987,855)
Accumulated undistributed net realized gain (loss) on investments	(318,626,214)
Net unrealized appreciation (depreciation) on investments	218,085,641

Net assets	$1,395,432,238

Class A
Net asset value, offering and redemption price per share, $17,637,224 / 1,765,661 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

Class B
Net asset value, offering and redemption price per share, $1,340,026,971 / 134,079,422 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

Class K
Net asset value, offering and redemption price per share, $37,768,043 / 3,776,111 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($426,069 of dividend income received from affiliates)	$431,784
Interest	637

Total income	432,421

EXPENSES
Distribution fees – Class B	1,672,208
Administrative fees	974,441
Investment management fees	696,721
Custodian fees	92,939
Printing and mailing expenses	75,022
Professional fees	42,646
Distribution fees – Class A	22,103
Trustees’ fees	20,649
Recoupment fees	3,974
Miscellaneous	12,909

Total expenses	3,613,612

NET INVESTMENT INCOME (LOSS)	(3,181,191)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($15,141,970 of realized gain (loss) from affiliates)	15,142,702
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	102,802

Net realized gain (loss)	15,245,504

Net change in unrealized appreciation (depreciation) on investments ($49,772,320 of change in unrealized appreciation (depreciation) from affiliates)	49,772,362

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,017,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,836,675

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,181,191)	$11,798,479
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	15,245,504	36,300,985
Net change in unrealized appreciation (depreciation) on investments	49,772,362	18,141,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,836,675	66,240,744

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(168,122)
Class B	—	(12,584,803)
Class K	—	(438,208)

	—	(13,191,133)

Distributions from net realized capital gains
Class A	—	(482,943)
Class B	—	(36,020,804)
Class K	—	(969,519)

	—	(37,473,266)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(50,664,399)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 160,492 and 510,758 shares, respectively ]	1,580,158	4,846,027
Capital shares issued in reinvestment of dividends and distributions [ 0 and 67,441 shares, respectively ]	—	651,065
Capital shares repurchased [ (291,884) and (620,727) shares, respectively ]	(2,865,657)	(5,977,502)

Total Class A transactions	(1,285,499)	(480,410)

Class B
Capital shares sold [ 3,957,804 and 11,158,996 shares, respectively ]	38,878,336	106,853,227
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,032,470 shares, respectively ]	—	48,605,607
Capital shares repurchased [ (11,516,956) and (23,992,859) shares, respectively ]	(112,964,504)	(230,020,687)

Total Class B transactions	(74,086,168)	(74,561,853)

Class K
Capital shares sold [ 114,969 and 441,181 shares, respectively ]	1,120,534	4,252,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 145,856 shares, respectively ]	—	1,407,727
Capital shares repurchased [ (255,052) and (553,847) shares, respectively ]	(2,520,479)	(5,338,374)

Total Class K transactions	(1,399,945)	321,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(76,771,612)	(74,720,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,934,937)	(59,144,310)
NET ASSETS:
Beginning of period	1,410,367,175	1,469,511,485

End of period (a)	$1,395,432,238	$1,410,367,175

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,987,855)	$193,336

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.56		$9.46		$9.96		$10.15		$9.64		$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.05		0.05		0.05		0.05
Net realized and unrealized gain (loss) on investments	0.45		0.37		(0.12)		0.27		0.92		0.63

Total from investment operations	0.43		0.45		(0.07)		0.32		0.97		0.68

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.10)		(0.14)		(0.08)
Distributions from net realized gains	—		(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	—		(0.35)		(0.43)		(0.51)		(0.46)		(0.21)

Net asset value, end of period	$9.99		$9.56		$9.46		$9.96		$10.15		$9.64

Total return (b)	4.50%		4.73%		(0.67)%		3.19%		10.17%		7.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,637		$18,136		$18,349		$20,884		$22,020		$20,693
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.79%		0.53%		0.48%		0.52%		0.56%
Before waivers (a)(f)(x)	(0.46)%		0.78%		0.53%		0.47%		0.50%		0.55%
Portfolio turnover rate (z)^	4%		11%		8%		10%		12%		22%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.57		$9.46		$9.96		$10.16		$9.64		$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.05		0.05		0.05		0.05
Net realized and unrealized gain (loss) on investments	0.44		0.38		(0.12)		0.26		0.93		0.62

Total from investment operations	0.42		0.46		(0.07)		0.31		0.98		0.67

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.10)		(0.14)		(0.08)
Distributions from net realized gains	—		(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	—		(0.35)		(0.43)		(0.51)		(0.46)		(0.21)

Net asset value, end of period	$9.99		$9.57		$9.46		$9.96		$10.16		$9.64

Total return (b)	4.39%		4.84%		(0.67)%		3.08%		10.28%		7.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,340,027		$1,354,790		$1,414,428		$1,607,870		$1,811,723		$1,921,881
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.81%		0.54%		0.46%		0.49%		0.57%
Before waivers (a)(f)(x)	(0.46)%		0.80%		0.54%		0.45%		0.47%		0.55%
Portfolio turnover rate (z)^	4%		11%		8%		10%		12%		22%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.56		$9.46		$9.96		$10.15		$9.64		$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.08		0.08		0.08		0.08
Net realized and unrealized gain (loss) on investments	0.45		0.37		(0.12)		0.27		0.92		0.62

Total from investment operations	0.44		0.48		(0.04)		0.35		1.00		0.70

Less distributions:
Dividends from net investment income	—		(0.12)		(0.11)		(0.13)		(0.17)		(0.10)
Distributions from net realized gains	—		(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	—		(0.38)		(0.46)		(0.54)		(0.49)		(0.23)

Net asset value, end of period	$10.00		$9.56		$9.46		$9.96		$10.15		$9.64

Total return (b)	4.60%		4.99%		(0.42)%		3.44%		10.45%		7.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,768		$37,441		$36,735		$40,720		$41,040		$38,942
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.27	%(j)	0.28	%(j)	0.26	%(j)	0.26	%(j)	0.26	%(j)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.10%		0.79%		0.75%		0.78%		0.84%
Before waivers (a)(f)(x)	(0.21)%		1.09%		0.79%		0.73%		0.76%		0.82%
Portfolio turnover rate (z)^	4%		11%		8%		10%		12%		22%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	51.3%
Fixed Income	48.7

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	20.3%
EQ/Core Bond Index Portfolio	14.6
ATM Large Cap Managed Volatility Portfolio	11.6
EQ/PIMCO Ultra Short Bond Portfolio	6.8
ATM International Managed Volatility Portfolio	6.1
EQ/MFS International Growth Portfolio	4.6
AXA Large Cap Core Managed Volatility Portfolio	3.1
ATM Small Cap Managed Volatility Portfolio	2.9
AXA Global Equity Managed Volatility Portfolio	2.6
Multimanager Core Bond Portfolio	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,055.19	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.57
Class B
Actual	1,000.00	1,054.86	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.57
Class K
Actual	1,000.00	1,056.66	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.50	1.31

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,792,077	$68,549,456
1290 VT Equity Income Portfolio‡	17,297,118	104,559,613
1290 VT GAMCO Small Company Value Portfolio‡	1,830,817	111,607,393
1290 VT High Yield Bond Portfolio‡	6,242,503	62,190,194
1290 VT Micro Cap Portfolio‡	2,151,521	23,769,742
1290 VT Small Cap Value Portfolio‡	6,109,094	61,411,136
ATM International Managed Volatility Portfolio‡	47,838,073	496,193,050
ATM Large Cap Managed Volatility Portfolio‡	64,927,671	938,945,397
ATM Mid Cap Managed Volatility Portfolio‡	7,015,279	59,505,855
ATM Small Cap Managed Volatility Portfolio‡	18,043,255	230,928,357
AXA Global Equity Managed Volatility Portfolio‡	12,292,965	209,635,031
AXA International Core Managed Volatility Portfolio‡	11,522,631	121,049,163
AXA International Value Managed Volatility Portfolio‡	4,111,755	54,056,989
AXA Large Cap Core Managed Volatility Portfolio‡	23,080,286	248,521,357
AXA Large Cap Growth Managed Volatility Portfolio‡	5,477,268	174,757,496
AXA Large Cap Value Managed Volatility Portfolio‡	8,625,268	153,048,252
AXA/AB Small Cap Growth Portfolio‡	9,126,663	181,269,527
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,703,975	30,156,995
AXA/Loomis Sayles Growth Portfolio‡	11,720,672	90,954,031
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,050,609	44,683,356

EQ/BlackRock Basic Value Equity Portfolio‡	6,887,570	$158,191,223
EQ/Core Bond Index Portfolio‡	117,398,297	1,173,721,293
EQ/Global Bond PLUS Portfolio‡	12,195,723	111,047,040
EQ/Intermediate Government Bond Portfolio‡	158,731,384	1,638,041,344
EQ/International Equity Index Portfolio‡	2,784,946	26,220,610
EQ/JPMorgan Value Opportunities Portfolio‡	6,199,828	122,410,268
EQ/Large Cap Growth Index Portfolio‡	904,881	12,150,068
EQ/MFS International Growth Portfolio‡	47,725,958	373,988,779
EQ/PIMCO Ultra Short Bond Portfolio‡	55,135,198	550,110,851
EQ/Quality Bond PLUS Portfolio‡	15,676,384	134,576,257
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,394,242	64,853,665
Multimanager Core Bond Portfolio‡	18,855,627	186,467,902
Multimanager Mid Cap Growth Portfolio‡	1,256,442	12,714,921
Multimanager Mid Cap Value Portfolio‡	2,020,877	32,399,730

Total Investments (100.1%) (Cost $6,634,444,115)		8,062,686,341
Other Assets Less Liabilities (-0.1%)		(10,575,750)

Net Assets (100%)		$8,052,110,591

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$67,775,000	$—	$68,549,456	$—	$—
1290 VT Equity Income Portfolio (b)	125,999,151	220,928	22,685,261	104,559,613	—	4,750,612
1290 VT GAMCO Small Company Value Portfolio (c)	111,141,424	73,643	3,972,934	111,607,393	—	172,357
1290 VT High Yield Bond Portfolio (d)	59,441,422	—	—	62,190,194	—	—
1290 VT Micro Cap Portfolio (e)	22,365,113	18,411	1,038,689	23,769,742	—	(2,367)
1290 VT Small Cap Value Portfolio (f)(aa)	34,163,998	36,795	1,311,496	61,411,136	—	(2,152)
ATM International Managed Volatility Portfolio	471,652,920	552,321	40,009,233	496,193,050	—	(419,548)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
ATM Large Cap Managed Volatility Portfolio	$964,429,400	$938,946	$81,430,154	$938,945,397	$—	$28,422,310
ATM Mid Cap Managed Volatility Portfolio	59,263,996	55,232	3,013,520	59,505,855	—	95,448
ATM Small Cap Managed Volatility Portfolio	230,469,524	184,107	10,057,583	230,928,357	—	305,646
AXA Global Equity Managed Volatility Portfolio	192,902,685	165,696	9,742,506	209,635,031	—	(415,600)
AXA International Core Managed Volatility Portfolio	110,859,418	110,464	4,406,199	121,049,163	—	1,811,737
AXA International Value Managed Volatility Portfolio	50,411,332	55,232	3,182,827	54,056,989	—	(73,858)
AXA Large Cap Core Managed Volatility Portfolio	242,087,653	184,107	12,354,241	248,521,357	—	6,008,987
AXA Large Cap Growth Managed Volatility Portfolio	172,706,765	165,696	11,764,234	174,757,496	—	11,062,672
AXA Large Cap Value Managed Volatility Portfolio	182,490,003	165,696	16,608,423	153,048,252	—	21,218,482
AXA/AB Small Cap Growth Portfolio	173,012,760	147,286	7,942,650	181,269,527	—	347,932
AXA/Franklin Small Cap Value Managed Volatility Portfolio	30,507,574	18,411	483,553	30,156,995	—	552,769
AXA/Loomis Sayles Growth Portfolio	80,058,294	73,643	3,436,629	90,954,031	—	708,663
AXA/Morgan Stanley Small Cap Growth Portfolio	41,536,960	36,821	1,978,629	44,683,356	—	94,017
AXA/Pacific Global Small Cap Value Portfolio (aa)	29,242,738	820,362	762,683	—	72,657	748,298
EQ/BlackRock Basic Value Equity Portfolio	199,030,866	220,928	21,322,821	158,191,223	—	19,113,052
EQ/Core Bond Index Portfolio	1,265,996,322	23,178,285	135,363,256	1,173,721,293	—	(1,263,595)
EQ/Global Bond PLUS Portfolio	112,889,272	110,464	6,314,888	111,047,040	—	(96,951)
EQ/Intermediate Government Bond Portfolio	1,674,101,454	36,846,499	87,088,962	1,638,041,344	—	(37,845)
EQ/International Equity Index Portfolio	23,293,971	—	—	26,220,610	—	—
EQ/JPMorgan Value Opportunities Portfolio	120,003,609	—	4,344,492	122,410,268	—	655,508
EQ/Large Cap Growth Index Portfolio	12,562,031	36,821	1,232,624	12,150,068	—	840,022
EQ/MFS International Growth Portfolio	325,740,452	239,339	11,835,163	373,988,779	—	1,637,034
EQ/PIMCO Ultra Short Bond Portfolio	512,504,078	62,752,321	31,071,477	550,110,851	—	18,209
EQ/Quality Bond PLUS Portfolio	119,302,615	18,592,054	5,182,628	134,576,257	—	(1,014)
EQ/T. Rowe Price Growth Stock Portfolio	56,103,508	36,821	1,776,046	64,853,665	—	296,599
Multimanager Core Bond Portfolio	164,143,779	27,598,245	7,254,251	186,467,902	1,969,370	9

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Growth Portfolio	$11,328,464	$—	$—	$12,714,921	$—	$—
Multimanager Mid Cap Value Portfolio	32,612,565	18,411	875,190	32,399,730	—	161,133

	$8,014,356,116	$241,428,985	$549,843,242	$8,062,686,341	$2,042,027	$96,708,566

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $27,264,423 (at a cost of $25,645,982), representing 3,202,198 shares of AXA/Pacific Global Small Cap Value Portfolio and 2,762,648 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,062,686,341	$—	$8,062,686,341

Total Assets	$—	$8,062,686,341	$—	$8,062,686,341

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,062,686,341	$—	$8,062,686,341

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$241,428,985
Net Proceeds of Sales and Redemptions:
Investment Companies	$645,804,129

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,449,674,059
Aggregate gross unrealized depreciation	(52,878,344)

Net unrealized appreciation	$1,396,795,715

Federal income tax cost of investments	$6,665,890,626

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,634,444,115)	$8,062,686,341
Receivable for securities sold	2,259,923
Receivable from Separate Accounts for Trust shares sold	850,297
Dividends, interest and other receivables	239,210
Other assets	94,925

Total assets	8,066,130,696

LIABILITIES
Overdraft payable	2,220,339
Payable to Separate Accounts for Trust shares redeemed	7,946,536
Distribution fees payable – Class B	1,171,070
Administrative fees payable	929,667
Investment management fees payable	666,773
Distribution fees payable – Class A	433,526
Payable for securities purchased	239,210
Trustees’ fees payable	206,240
Accrued expenses	206,744

Total liabilities	14,020,105

NET ASSETS	$8,052,110,591

Net assets were comprised of:
Paid in capital	$8,914,008,979
Accumulated undistributed net investment income (loss)	(16,369,274)
Accumulated undistributed net realized gain (loss) on investments	(2,273,771,340)
Net unrealized appreciation (depreciation) on investments	1,428,242,226

Net assets	$8,052,110,591

Class A
Net asset value, offering and redemption price per share, $2,099,002,188 / 146,374,320 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.34

Class B
Net asset value, offering and redemption price per share, $5,653,125,070 / 397,136,779 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.23

Class K
Net asset value, offering and redemption price per share, $299,983,333 / 20,893,215 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($2,042,027 of dividend income received from affiliates)	$2,069,038
Interest	2,991

Total income	2,072,029

EXPENSES
Distribution fees – Class B	7,051,232
Administrative fees	5,599,389
Investment management fees	4,003,607
Distribution fees – Class A	2,591,092
Printing and mailing expenses	430,654
Professional fees	155,685
Trustees’ fees	117,892
Custodian fees	101,015
Miscellaneous	73,239

Total expenses	20,123,805

NET INVESTMENT INCOME (LOSS)	(18,051,776)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($95,960,887 of realized gain (loss) from affiliates)	96,083,505
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	747,679

Net realized gain (loss)	96,831,184

Net change in unrealized appreciation (depreciation) on investments ($356,744,482 of change in unrealized appreciation (depreciation) from affiliates)	356,744,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	453,576,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$435,524,316

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(18,051,776)	$63,762,355
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	96,831,184	226,961,652
Net change in unrealized appreciation (depreciation) on investments	356,744,908	131,044,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	435,524,316	421,768,935

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(18,460,336)
Class B	—	(50,697,664)
Class K	—	(3,282,979)

	—	(72,440,979)

Distributions from net realized capital gains
Class A	—	(64,877,694)
Class B	—	(180,006,124)
Class K	—	(8,975,014)

	—	(253,858,832)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(326,299,811)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,820,246 and 3,516,952 shares, respectively ]	25,510,139	47,835,103
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,067,931 shares, respectively ]	—	83,338,030
Capital shares repurchased [ (7,366,275) and (15,759,330) shares, respectively ]	(103,229,049)	(214,514,532)

Total Class A transactions	(77,718,910)	(83,341,399)

Class B
Capital shares sold [ 3,294,729 and 8,595,102 shares, respectively ]	45,794,655	116,060,897
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,920,444 shares, respectively ]	—	230,703,788
Capital shares repurchased [ (26,497,490) and (58,053,845) shares, respectively ]	(368,813,218)	(781,660,719)

Total Class B transactions	(323,018,563)	(434,896,034)

Class K
Capital shares sold [ 765,466 and 797,124 shares, respectively ]	10,717,497	10,767,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 892,465 shares, respectively ]	—	12,257,993
Capital shares repurchased [ (1,006,553) and (1,888,623) shares, respectively ]	(14,171,637)	(25,834,673)

Total Class K transactions	(3,454,140)	(2,809,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(404,191,613)	(521,046,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,332,703	(425,577,384)
NET ASSETS:
Beginning of period	8,020,777,888	8,446,355,272

End of period (a)	$8,052,110,591	$8,020,777,888

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(16,369,274)	$1,682,502

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013		2012
Net asset value, beginning of period	$13.59		$13.43		$14.18		$14.55		$13.45		$12.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.11		0.08		0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments	0.78		0.60		(0.20)		0.37		1.66		1.05

Total from investment operations	0.75		0.71		(0.12)		0.44		1.74		1.12

Less distributions:
Dividends from net investment income	—		(0.12)		(0.12)		(0.16)		(0.23)		(0.11)
Distributions from net realized gains	—		(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	—		(0.55)		(0.63)		(0.81)		(0.64)		(0.27)

Net asset value, end of period	$14.34		$13.59		$13.43		$14.18		$14.55		$13.45

Total return (b)	5.52%		5.35%		(0.84)%		3.04%		13.07%		8.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,099,002		$2,064,205		$2,122,648		$2,307,372		$2,408,537		$2,307,690
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(n)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)
Before waivers (a)(f)	0.51%		0.52%		0.51%		0.53%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.78%		0.53%		0.48%		0.57%		0.54%
Before waivers (a)(f)(x)	(0.46)%		0.78%		0.53%		0.48%		0.57%		0.54%
Portfolio turnover rate (z)^	3%		9%		8%		10%		11%		18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013		2012
Net asset value, beginning of period	$13.49		$13.33		$14.09		$14.46		$13.36		$12.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.07		0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments	0.77		0.61		(0.20)		0.37		1.66		1.03

Total from investment operations	0.74		0.71		(0.13)		0.44		1.74		1.10

Less distributions:
Dividends from net investment income	—		(0.12)		(0.12)		(0.16)		(0.23)		(0.10)
Distributions from net realized gains	—		(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	—		(0.55)		(0.63)		(0.81)		(0.64)		(0.26)

Net asset value, end of period	$14.23		$13.49		$13.33		$14.09		$14.46		$13.36

Total return (b)	5.49%		5.38%		(0.92)%		3.06%		13.15%		8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,653,125		$5,669,408		$6,037,275		$6,809,285		$7,511,631		$7,493,390
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(n)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)
Before waivers (a)(f)	0.51%		0.52%		0.51%		0.53%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.77%		0.52%		0.46%		0.54%		0.54%
Before waivers (a)(f)(x)	(0.46)%		0.77%		0.52%		0.46%		0.54%		0.54%
Portfolio turnover rate (z)^	3%		9%		8%		10%		11%		18%

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014		2013		2012
Net asset value, beginning of period	$13.59		$13.43		$14.18		$14.55		$13.45		$12.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.11		0.11		0.12		0.11
Net realized and unrealized gain (loss) on investments	0.78		0.61		(0.20)		0.37		1.66		1.04

Total from investment operations	0.77		0.75		(0.09)		0.48		1.78		1.15

Less distributions:
Dividends from net investment income	—		(0.16)		(0.15)		(0.20)		(0.27)		(0.14)
Distributions from net realized gains	—		(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	—		(0.59)		(0.66)		(0.85)		(0.68)		(0.30)

Net asset value, end of period	$14.36		$13.59		$13.43		$14.18		$14.55		$13.45

Total return (b)	5.67%		5.61%		(0.60)%		3.30%		13.35%		9.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$299,983		$287,164		$286,432		$310,021		$317,885		$298,541
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(n)	0.27	%(o)	0.26	%(n)	0.28	%(j)	0.28	%(k)	0.29	%(k)
Before waivers (a)(f)	0.26%		0.27%		0.26%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.04%		0.78%		0.74%		0.82%		0.79%
Before waivers (a)(f)(x)	(0.21)%		1.04%		0.78%		0.74%		0.82%		0.79%
Portfolio turnover rate (z)^	3%		9%		8%		10%		11%		18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	71.6%
Fixed Income	28.4

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
ATM Large Cap Managed Volatility Portfolio	16.2%
EQ/Intermediate Government Bond Portfolio	12.4
EQ/Core Bond Index Portfolio	8.8
ATM International Managed Volatility Portfolio	8.2
ATM Small Cap Managed Volatility Portfolio	5.2
EQ/MFS International Growth Portfolio	4.7
AXA Large Cap Core Managed Volatility Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	3.8
AXA Global Equity Managed Volatility Portfolio	3.6
AXA Large Cap Value Managed Volatility Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,070.89	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.56
Class B
Actual	1,000.00	1,070.82	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.56
Class K
Actual	1,000.00	1,072.78	1.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.50	1.31

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT Equity Income Portfolio‡	30,887,927	$186,714,906
1290 VT GAMCO Small Company Value Portfolio‡	2,925,922	178,365,484
1290 VT High Yield Bond Portfolio‡	2,426,541	24,174,125
1290 VT Micro Cap Portfolio‡	4,943,448	54,614,621
1290 VT Small Cap Value Portfolio‡	9,222,670	92,710,080
ATM International Managed Volatility Portfolio‡	74,926,875	777,167,482
ATM Large Cap Managed Volatility Portfolio‡	106,807,078	1,544,580,506
ATM Mid Cap Managed Volatility Portfolio‡	10,032,913	85,102,392
ATM Small Cap Managed Volatility Portfolio‡	38,924,964	498,184,950
AXA Global Equity Managed Volatility Portfolio‡	20,309,029	346,334,983
AXA International Core Managed Volatility Portfolio‡	18,497,050	194,317,810
AXA International Value Managed Volatility Portfolio‡	8,195,872	107,750,619
AXA Large Cap Core Managed Volatility Portfolio‡	39,837,142	428,953,985
AXA Large Cap Growth Managed Volatility Portfolio‡	9,169,414	292,558,959
AXA Large Cap Value Managed Volatility Portfolio‡	18,365,371	325,878,332
AXA/AB Dynamic Growth Portfolio‡	4,549,281	45,913,898
AXA/AB Small Cap Growth Portfolio‡	15,242,672	302,742,828
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,878,388	68,639,802
AXA/Loomis Sayles Growth Portfolio‡	17,888,425	138,816,647
AXA/Morgan Stanley Small Cap Growth Portfolio‡	9,914,018	109,364,201

EQ/BlackRock Basic Value Equity Portfolio‡	11,067,053	$254,184,077
EQ/Core Bond Index Portfolio‡	83,892,052	838,733,531
EQ/Global Bond PLUS Portfolio‡	1,224,219	11,147,014
EQ/Intermediate Government Bond Portfolio‡	114,150,396	1,177,984,240
EQ/International Equity Index Portfolio‡	9,129,994	85,960,018
EQ/JPMorgan Value Opportunities Portfolio‡	7,961,852	157,199,898
EQ/Large Cap Growth Index Portfolio‡	2,006,139	26,936,947
EQ/MFS International Growth Portfolio‡	57,591,183	451,294,373
EQ/PIMCO Ultra Short Bond Portfolio‡	36,250,876	361,692,728
EQ/Quality Bond PLUS Portfolio‡	12,121,127	104,055,627
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,435,000	66,749,516
Multimanager Core Bond Portfolio‡	13,487,575	133,381,924
Multimanager Mid Cap Growth Portfolio‡	1,794,932	18,164,327
Multimanager Mid Cap Value Portfolio‡	1,536,197	24,629,092

Total Investments (100.1%) (Cost $7,116,612,258)		9,514,999,922
Other Assets Less Liabilities (-0.1%)		(6,291,714)

Net Assets (100%)		$9,508,708,208

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$45,400,000	$—	$45,913,898	$—	$—
1290 VT Equity Income Portfolio (b)	208,129,506	92,331	28,531,911	186,714,906	—	2,870,379
1290 VT GAMCO Small Company Value Portfolio (c)	179,481,072	80,790	7,569,620	178,365,484	—	919,884
1290 VT High Yield Bond Portfolio (d)	23,105,642	—	—	24,174,125	—	—
1290 VT Micro Cap Portfolio (e)	51,449,583	23,083	2,171,062	54,614,621	—	254,511
1290 VT Small Cap Value Portfolio (f)(aa)	47,427,195	23,083	1,515,748	92,710,080	—	4,892
ATM International Managed Volatility Portfolio	721,653,369	403,950	43,227,294	777,167,482	—	(779,775)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
ATM Large Cap Managed Volatility Portfolio	$1,548,385,820	$877,149	$106,865,156	$1,544,580,506	$—	$32,306,601
ATM Mid Cap Managed Volatility Portfolio	84,019,968	34,624	3,526,009	85,102,392	—	112,349
ATM Small Cap Managed Volatility Portfolio	498,044,990	219,287	22,280,266	498,184,950	—	762,673
AXA Global Equity Managed Volatility Portfolio	313,565,019	92,331	9,745,320	346,334,983	—	(43,030)
AXA International Core Managed Volatility Portfolio	177,779,773	92,331	6,866,164	194,317,810	—	2,836,126
AXA International Value Managed Volatility Portfolio	101,527,401	69,249	8,192,863	107,750,619	—	(916,146)
AXA Large Cap Core Managed Volatility Portfolio	407,623,442	196,204	14,964,241	428,953,985	—	5,653,125
AXA Large Cap Growth Managed Volatility Portfolio	274,879,522	173,121	13,761,740	292,558,959	—	7,930,054
AXA Large Cap Value Managed Volatility Portfolio	361,743,671	230,829	21,551,612	325,878,332	—	31,204,113
AXA/AB Small Cap Growth Portfolio	288,587,421	126,956	12,777,260	302,742,828	—	563,389
AXA/Franklin Small Cap Value Managed Volatility Portfolio	71,905,000	46,166	2,676,720	68,639,802	—	2,174,425
AXA/Loomis Sayles Growth Portfolio	121,999,562	57,707	5,303,592	138,816,647	—	760,339
AXA/Morgan Stanley Small Cap Growth Portfolio	101,496,405	46,166	3,409,074	109,364,201	—	1,442,072
AXA/Pacific Global Small Cap Value Portfolio (aa)	47,804,573	1,351,071	905,221	—	119,663	1,231,119
EQ/BlackRock Basic Value Equity Portfolio	305,692,414	161,580	28,519,399	254,184,077	—	21,759,608
EQ/Core Bond Index Portfolio	862,482,617	54,438,575	90,552,923	838,733,531	—	932,955
EQ/Global Bond PLUS Portfolio	10,730,761	—	—	11,147,014	—	—
EQ/Intermediate Government Bond Portfolio	1,188,172,700	41,588,613	61,883,257	1,177,984,240	—	(31,157)
EQ/International Equity Index Portfolio	83,449,069	—	7,700,138	85,960,018	—	299,862
EQ/JPMorgan Value Opportunities Portfolio	147,731,998	—	—	157,199,898	—	—
EQ/Large Cap Growth Index Portfolio	36,902,537	46,166	7,022,462	26,936,947	—	7,828,683
EQ/MFS International Growth Portfolio	390,548,227	126,956	12,586,480	451,294,373	—	754,170
EQ/PIMCO Ultra Short Bond Portfolio	352,645,672	29,230,829	24,250,106	361,692,728	—	5,620
EQ/Quality Bond PLUS Portfolio	93,527,324	14,046,166	4,851,562	104,055,627	—	(417)
EQ/T. Rowe Price Growth Stock Portfolio	59,098,058	34,624	3,061,114	66,749,516	—	577,245
Multimanager Core Bond Portfolio	122,646,187	15,472,920	6,063,652	133,381,924	1,415,213	279

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Growth Portfolio	$16,183,658	$—	$—	$18,164,327	$—	$—
Multimanager Mid Cap Value Portfolio	24,028,855	—	—	24,629,092	—	—

	$9,324,449,011	$204,782,857	$562,331,966	$9,514,999,922	$1,534,876	$121,413,948

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $44,903,799 (at a cost of $5,273,937), representing 5,273,937 shares of AXA/Pacific Global Small Cap Value Portfolio and 4,550,009 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,514,999,922	$—	$9,514,999,922

Total Assets	$—	$9,514,999,922	$—	$9,514,999,922

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,514,999,922	$—	$9,514,999,922

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$204,782,857
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$682,514,506

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,343,992,154
Aggregate gross unrealized depreciation	(29,668,141)

Net unrealized appreciation	$2,314,324,013

Federal income tax cost of investments	$7,200,675,909

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,116,612,258)	$9,514,999,922
Receivable for securities sold	2,763,528
Receivable from Separate Accounts for Trust shares sold	771,910
Dividends, interest and other receivables	171,117
Other assets	111,401

Total assets	9,518,817,878

LIABILITIES
Overdraft payable	2,716,326
Payable to Separate Accounts for Trust shares redeemed	2,831,283
Distribution fees payable – Class B	1,904,052
Administrative fees payable	1,096,457
Investment management fees payable	786,399
Trustees’ fees payable	230,389
Payable for securities purchased	171,117
Distribution fees payable – Class A	46,155
Accrued expenses	327,492

Total liabilities	10,109,670

NET ASSETS	$9,508,708,208

Net assets were comprised of:
Paid in capital	$10,922,552,128
Accumulated undistributed net investment income (loss)	(19,724,481)
Accumulated undistributed net realized gain (loss) on investments	(3,792,507,103)
Net unrealized appreciation (depreciation) on investments	2,398,387,664

Net assets	$9,508,708,208

Class A
Net asset value, offering and redemption price per share, $223,814,349 / 19,750,956 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.33

Class B
Net asset value, offering and redemption price per share, $9,208,531,715 / 812,362,471 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.34

Class K
Net asset value, offering and redemption price per share, $76,362,144 / 6,729,662 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($1,534,876 of dividend income received from affiliates)	$1,555,466
Interest	2,169

Total income	1,557,635

EXPENSES
Distribution fees – Class B	11,370,624
Administrative fees	6,568,002
Investment management fees	4,696,226
Printing and mailing expenses	504,492
Distribution fees – Class A	275,112
Professional fees	172,495
Trustees’ fees	137,630
Custodian fees	90,545
Miscellaneous	84,426

Total expenses	23,899,552

NET INVESTMENT INCOME (LOSS)	(22,341,917)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($120,182,540 of realized gain (loss) from affiliates)	120,183,640
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,231,408

Net realized gain (loss)	121,415,048

Net change in unrealized appreciation (depreciation) on investments ($548,100,020 of change in unrealized appreciation (depreciation) from affiliates)	548,099,587

NET REALIZED AND UNREALIZED GAIN (LOSS)	669,514,635

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$647,172,718

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(22,341,917)	$68,960,801
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	121,415,048	336,898,436
Net change in unrealized appreciation (depreciation) on investments	548,099,587	238,762,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	647,172,718	644,621,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,907,535)
Class B	—	(79,212,478)
Class K	—	(869,510)

	—	(81,989,523)

Distributions from net realized capital gains
Class A	—	(9,138,277)
Class B	—	(380,639,383)
Class K	—	(3,219,822)

	—	(392,997,482)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(474,987,005)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 584,691 and 993,164 shares, respectively ]	6,427,271	10,434,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,033,038 shares, respectively ]	—	11,045,812
Capital shares repurchased [ (1,437,331) and (2,768,744) shares, respectively ]	(15,812,389)	(29,045,071)

Total Class A transactions	(9,385,118)	(7,564,927)

Class B
Capital shares sold [ 4,997,510 and 8,481,636 shares, respectively ]	55,079,989	88,714,012
Capital shares issued in reinvestment of dividends and distributions [ 0 and 42,992,261 shares, respectively ]	—	459,851,861
Capital shares repurchased [ (45,959,427) and (106,140,410) shares, respectively ]	(506,330,101)	(1,107,566,158)

Total Class B transactions	(451,250,112)	(559,000,285)

Class K
Capital shares sold [ 207,810 and 535,268 shares, respectively ]	2,277,687	5,660,563
Capital shares issued in reinvestment of dividends and distributions [ 0 and 382,246 shares, respectively ]	—	4,089,332
Capital shares repurchased [ (760,574) and (1,045,063) shares, respectively ]	(8,329,357)	(10,956,714)

Total Class K transactions	(6,051,670)	(1,206,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(466,686,900)	(567,772,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	180,485,818	(398,137,279)
NET ASSETS:
Beginning of period	9,328,222,390	9,726,359,669

End of period (a)	$9,508,708,208	$9,328,222,390

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(19,724,481)	$2,617,436

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.58		$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.05		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.78		0.68		(0.19)		0.38		1.95		1.02

Total from investment operations	0.75		0.76		(0.14)		0.44		2.02		1.08

Less distributions:
Dividends from net investment income	—		(0.10)		(0.10)		(0.15)		(0.24)		(0.08)
Distributions from net realized gains	—		(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	—		(0.56)		(0.62)		(0.96)		(0.63)		(0.24)

Net asset value, end of period	$11.33		$10.58		$10.38		$11.14		$11.66		$10.27

Total return (b)	7.09%		7.24%		(1.29)%		3.72%		19.86%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,814		$218,035		$221,573		$246,364		$255,926		$230,680
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(n)	0.51	%(k)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)
Before waivers (a)(f)	0.51%		0.51%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.74%		0.47%		0.49%		0.64%		0.55%
Before waivers (a)(f)(x)	(0.48)%		0.74%		0.47%		0.49%		0.64%		0.55%
Portfolio turnover rate (z)^	2%		8%		9%		10%		11%		15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.59		$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.05		0.06		0.07		0.05
Net realized and unrealized gain (loss) on investments	0.78		0.69		(0.19)		0.38		1.95		1.03

Total from investment operations	0.75		0.77		(0.14)		0.44		2.02		1.08

Less distributions:
Dividends from net investment income	—		(0.10)		(0.10)		(0.15)		(0.24)		(0.08)
Distributions from net realized gains	—		(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	—		(0.56)		(0.62)		(0.96)		(0.63)		(0.24)

Net asset value, end of period	$11.34		$10.59		$10.38		$11.14		$11.66		$10.27

Total return (b)	7.08%		7.34%		(1.29)%		3.72%		19.86%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,208,532		$9,033,114		$9,427,864		$10,569,594		$11,503,301		$10,828,079
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(n)	0.51	%(k)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)
Before waivers (a)(f)	0.51%		0.51%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.74%		0.47%		0.48%		0.61%		0.55%
Before waivers (a)(f)(x)	(0.48)%		0.74%		0.47%		0.48%		0.61%		0.55%
Portfolio turnover rate (z)^	2%		8%		9%		10%		11%		15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.58		$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.08		0.09		0.10		0.08
Net realized and unrealized gain (loss) on investments	0.78		0.67		(0.19)		0.38		1.95		1.03

Total from investment operations	0.77		0.78		(0.11)		0.47		2.05		1.11

Less distributions:
Dividends from net investment income	—		(0.12)		(0.13)		(0.18)		(0.27)		(0.11)
Distributions from net realized gains	—		(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	—		(0.58)		(0.65)		(0.99)		(0.66)		(0.27)

Net asset value, end of period	$11.35		$10.58		$10.38		$11.14		$11.66		$10.27

Total return (b)	7.28%		7.51%		(1.04)%		3.98%		20.16%		11.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,362		$77,074		$76,922		$85,699		$87,084		$75,616
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(n)	0.26	%(k)	0.26	%(n)	0.27	%(j)	0.27	%(k)	0.27	%(k)
Before waivers (a)(f)	0.26%		0.26%		0.26%		0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.23)%		1.02%		0.72%		0.74%		0.89%		0.81%
Before waivers (a)(f)(x)	(0.23)%		1.02%		0.72%		0.74%		0.89%		0.81%
Portfolio turnover rate (z)^	2%		8%		9%		10%		11%		15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	91.9%
Fixed Income	8.1

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
ATM Large Cap Managed Volatility Portfolio	23.4%
ATM International Managed Volatility Portfolio	9.6
EQ/MFS International Growth Portfolio	6.0
ATM Small Cap Managed Volatility Portfolio	5.9
AXA Large Cap Value Managed Volatility Portfolio	5.5
AXA Large Cap Core Managed Volatility Portfolio	5.4
AXA Large Cap Growth Managed Volatility Portfolio	3.7
AXA Global Equity Managed Volatility Portfolio	3.7
EQ/Intermediate Government Bond Portfolio	3.6
EQ/BlackRock Basic Value Equity Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,088.15	$2.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	2.58
Class B
Actual	1,000.00	1,089.10	2.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	2.58
Class K
Actual	1,000.00	1,090.05	1.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.48	1.33

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	796,340	$8,037,114
1290 VT Equity Income Portfolio‡	13,115,349	79,281,177
1290 VT GAMCO Small Company Value Portfolio‡	1,371,660	83,617,010
1290 VT High Yield Bond Portfolio‡	157,089	1,564,982
1290 VT Micro Cap Portfolio‡	2,238,867	24,734,734
1290 VT Small Cap Value Portfolio‡	3,225,830	32,427,369
ATM International Managed Volatility Portfolio‡	31,506,174	326,792,945
ATM Large Cap Managed Volatility Portfolio‡	55,178,567	797,959,650
ATM Mid Cap Managed Volatility Portfolio‡	5,212,336	44,212,708
ATM Small Cap Managed Volatility Portfolio‡	15,820,406	202,479,012
AXA Global Equity Managed Volatility Portfolio‡	7,288,559	124,293,634
AXA International Core Managed Volatility Portfolio‡	8,385,013	88,087,415
AXA International Value Managed Volatility Portfolio‡	4,895,809	64,364,897
AXA Large Cap Core Managed Volatility Portfolio‡	17,178,175	184,969,259
AXA Large Cap Growth Managed Volatility Portfolio‡	3,986,178	127,182,826
AXA Large Cap Value Managed Volatility Portfolio‡	10,586,815	187,854,281
AXA/AB Small Cap Growth Portfolio‡	5,338,175	106,024,348
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,805,727	31,957,792
AXA/Loomis Sayles Growth Portfolio‡	8,466,367	65,700,181
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,711,767	51,976,769

EQ/BlackRock Basic Value Equity Portfolio‡	4,934,126	$113,325,221
EQ/Core Bond Index Portfolio‡	8,443,151	84,412,694
EQ/Intermediate Government Bond Portfolio‡	11,913,543	122,942,773
EQ/International Equity Index Portfolio‡	7,382,078	69,503,173
EQ/JPMorgan Value Opportunities Portfolio‡	2,896,666	57,192,178
EQ/Large Cap Growth Index Portfolio‡	2,418,296	32,471,088
EQ/MFS International Growth Portfolio‡	25,904,325	202,990,724
EQ/PIMCO Ultra Short Bond Portfolio‡	3,347,068	33,395,334
EQ/Quality Bond PLUS Portfolio‡	1,305,706	11,209,032
EQ/T. Rowe Price Growth Stock Portfolio*‡	406,049	18,887,505
Multimanager Core Bond Portfolio‡	1,389,362	13,739,742
Multimanager Mid Cap Growth Portfolio‡	820,223	8,300,483
Multimanager Mid Cap Value Portfolio‡	462,094	7,408,534

Total Investments (100.1%) (Cost $2,358,209,813)		3,409,296,584
Other Assets Less Liabilities (-0.1%)		(1,841,256)

Net Assets (100%)		$3,407,455,328

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$7,950,000	$—	$8,037,114	$—	$—
1290 VT Equity Income Portfolio (b)	78,112,591	774,036	3,379,925	79,281,177	—	71,461
1290 VT GAMCO Small Company Value Portfolio (c)	82,632,117	696,632	3,053,368	83,617,010	—	52,878
1290 VT High Yield Bond Portfolio (d)	1,495,811	—	—	1,564,982	—	—
1290 VT Micro Cap Portfolio (e)	23,021,817	232,211	1,024,303	24,734,734	—	11,113
1290 VT Small Cap Value Portfolio (f)(aa)	16,791,073	170,963	781,388	32,427,369	—	(1,561)
ATM International Managed Volatility Portfolio	296,840,609	3,096,144	13,835,246	326,792,945	—	(29,706)
ATM Large Cap Managed Volatility Portfolio	763,683,938	7,508,149	39,144,106	797,959,650	—	1,734,328

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$43,128,263	$387,018	$1,702,765	$44,212,708	$—	$22,928
ATM Small Cap Managed Volatility Portfolio	199,092,990	1,702,879	7,604,031	202,479,012	—	(10,984)
AXA Global Equity Managed Volatility Portfolio	111,781,489	774,036	3,456,532	124,293,634	—	(5,147)
AXA International Core Managed Volatility Portfolio	79,246,842	851,440	3,752,014	88,087,415	—	44,510
AXA International Value Managed Volatility Portfolio	59,098,902	774,036	3,739,223	64,364,897	—	(287,837)
AXA Large Cap Core Managed Volatility Portfolio	172,711,551	1,625,475	6,213,755	184,969,259	—	1,034,154
AXA Large Cap Growth Managed Volatility Portfolio	114,325,229	1,083,650	4,504,787	127,182,826	—	327,152
AXA Large Cap Value Managed Volatility Portfolio	191,958,242	1,857,686	6,635,345	187,854,281	—	8,347,979
AXA/AB Small Cap Growth Portfolio	99,695,962	928,843	3,975,556	106,024,348	—	166,106
AXA/Franklin Small Cap Value Managed Volatility Portfolio	32,588,030	387,018	1,075,861	31,957,792	—	649,832
AXA/Loomis Sayles Growth Portfolio	56,827,172	541,825	2,224,268	65,700,181	—	191,701
AXA/Morgan Stanley Small Cap Growth Portfolio	47,836,756	541,825	1,979,338	51,976,769	—	436,631
AXA/Pacific Global Small Cap Value Portfolio (aa)	16,477,142	530,292	256,242	—	41,543	426,848
EQ/BlackRock Basic Value Equity Portfolio	119,924,935	1,161,054	6,566,156	113,325,221	—	310,922
EQ/Core Bond Index Portfolio	87,236,325	7,928,843	11,988,190	84,412,694	—	103,472
EQ/Intermediate Government Bond Portfolio	120,788,634	6,638,457	5,523,362	122,942,773	—	(1,146)
EQ/International Equity Index Portfolio	64,225,364	774,036	3,469,448	69,503,173	—	(18,063)
EQ/JPMorgan Value Opportunities Portfolio	53,747,584	—	—	57,192,178	—	—
EQ/Large Cap Growth Index Portfolio	32,649,543	464,422	3,349,797	32,471,088	—	1,721,033
EQ/MFS International Growth Portfolio	174,557,924	1,393,265	5,955,110	202,990,724	—	257,383
EQ/PIMCO Ultra Short Bond Portfolio	34,620,005	464,422	2,072,077	33,395,334	—	(1,246)
EQ/Quality Bond PLUS Portfolio	7,903,262	3,477,404	344,533	11,209,032	—	606
EQ/T. Rowe Price Growth Stock Portfolio	16,748,047	309,614	1,188,879	18,887,505	—	191,674
Multimanager Core Bond Portfolio	10,764,190	3,205,872	344,554	13,739,742	128,468	585
Multimanager Mid Cap Growth Portfolio	7,642,891	77,404	341,942	8,300,483	—	3,196
Multimanager Mid Cap Value Portfolio	7,227,980	—	—	7,408,534	—	—

	$3,225,383,210	$58,308,951	$149,482,101	$3,409,296,584	$170,011	$15,750,802

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $15,589,014 (at a cost of $15,741,495), representing 1,830,925 shares of AXA/Pacific Global Small Cap Value Portfolio and 2,762,648 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,409,296,584	$—	$3,409,296,584

Total Assets	$—	$3,409,296,584	$—	$3,409,296,584

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,409,296,584	$—	$3,409,296,584

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,308,951
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,805,402

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,060,464,752
Aggregate gross unrealized depreciation	(9,199,441)

Net unrealized appreciation	$1,051,265,311

Federal income tax cost of investments	$2,358,031,273

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,358,209,813)	$3,409,296,584
Receivable for securities sold	607,047
Receivable from Separate Accounts for Trust shares sold	476,632
Dividends, interest and other receivables	17,624
Other assets	39,501

Total assets	3,410,437,388

LIABILITIES
Overdraft payable	590,414
Payable to Separate Accounts for Trust shares redeemed	757,697
Distribution fees payable – Class B	680,653
Administrative fees payable	392,810
Investment management fees payable	281,730
Trustees’ fees payable	75,955
Payable for securities purchased	17,624
Distribution fees payable – Class A	16,588
Accrued expenses	168,589

Total liabilities	2,982,060

NET ASSETS	$3,407,455,328

Net assets were comprised of:
Paid in capital	$3,882,760,856
Accumulated undistributed net investment income (loss)	(7,290,698)
Accumulated undistributed net realized gain (loss) on investments	(1,519,101,601)
Net unrealized appreciation (depreciation) on investments	1,051,086,771

Net assets	$3,407,455,328

Class A
Net asset value, offering and redemption price per share, $80,180,076 / 6,982,062 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.48

Class B
Net asset value, offering and redemption price per share, $3,292,991,438 / 286,713,508 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

Class K
Net asset value, offering and redemption price per share, $34,283,814 / 2,981,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($170,011 of dividend income received from affiliates)	$190,927
Interest	2,751

Total income	193,678

EXPENSES
Distribution fees – Class B	4,023,411
Administrative fees	2,328,830
Investment management fees	1,665,189
Printing and mailing expenses	178,360
Distribution fees – Class A	97,850
Custodian fees	95,012
Professional fees	73,852
Trustees’ fees	48,247
Miscellaneous	29,084

Total expenses	8,539,835

NET INVESTMENT INCOME (LOSS)	(8,346,157)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($15,323,301 of realized gain (loss) from affiliates)	15,324,870
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	427,501

Net realized gain (loss)	15,752,371

Net change in unrealized appreciation (depreciation) on investments ($275,086,524 of change in unrealized appreciation (depreciation) from affiliates)	275,085,576

NET REALIZED AND UNREALIZED GAIN (LOSS)	290,837,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,491,790

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,346,157)	$23,728,746
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	15,752,371	96,970,409
Net change in unrealized appreciation (depreciation) on investments	275,085,576	142,591,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	282,491,790	263,290,289

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(700,192)
Class B	—	(28,530,825)
Class K	—	(371,530)

	—	(29,602,547)

Distributions from net realized capital gains
Class A	—	(3,443,017)
Class B	—	(140,902,446)
Class K	—	(1,414,458)

	—	(145,759,921)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(175,362,468)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 322,049 and 659,720 shares, respectively ]	3,542,121	6,754,625
Capital shares issued in reinvestment of dividends and distributions [ 0 and 391,059 shares, respectively ]	—	4,143,209
Capital shares repurchased [ (601,076) and (1,183,697) shares, respectively ]	(6,645,483)	(12,232,044)

Total Class A transactions	(3,103,362)	(1,334,210)

Class B
Capital shares sold [ 6,004,626 and 6,970,642 shares, respectively ]	65,586,550	71,646,167
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,989,913 shares, respectively ]	—	169,433,271
Capital shares repurchased [ (15,192,374) and (38,134,731) shares, respectively ]	(168,585,303)	(390,107,149)

Total Class B transactions	(102,998,753)	(149,027,711)

Class K
Capital shares sold [ 158,698 and 201,496 shares, respectively ]	1,755,843	2,050,147
Capital shares issued in reinvestment of dividends and distributions [ 0 and 168,350 shares, respectively ]	—	1,785,988
Capital shares repurchased [ (217,833) and (456,280) shares, respectively ]	(2,423,077)	(4,700,328)

Total Class K transactions	(667,234)	(864,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(106,769,349)	(151,226,114)

TOTAL INCREASE (DECREASE) IN NET ASSETS	175,722,441	(63,298,293)
NET ASSETS:
Beginning of period	3,231,732,887	3,295,031,180

End of period (a)	$3,407,455,328	$3,231,732,887

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,290,698)	$1,055,459

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.55		$10.24		$11.24		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.05		0.06		0.08		0.06
Net realized and unrealized gain (loss) on investments	0.96		0.82		(0.26)		0.51		2.53		1.19

Total from investment operations	0.93		0.90		(0.21)		0.57		2.61		1.25

Less distributions:
Dividends from net investment income	—		(0.10)		(0.10)		(0.19)		(0.28)		(0.08)
Distributions from net realized gains	—		(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	—		(0.59)		(0.79)		(1.27)		(0.61)		(0.21)

Net asset value, end of period	$11.48		$10.55		$10.24		$11.24		$11.94		$9.94

Total return (b)	8.82%		8.81%		(1.76)%		4.66%		26.48%		14.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,180		$76,625		$75,748		$84,100		$86,838		$75,338
Ratio of expenses to average net assets (a)(f)	0.52	%(m)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.50)%		0.75%		0.45%		0.54%		0.70%		0.58%
Portfolio turnover rate (z)^	2%		5%		10%		12%		11%		10%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.55		$10.25		$11.25		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.05		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.97		0.81		(0.26)		0.52		2.54		1.19

Total from investment operations	0.94		0.89		(0.21)		0.58		2.61		1.25

Less distributions:
Dividends from net investment income	—		(0.10)		(0.10)		(0.19)		(0.28)		(0.08)
Distributions from net realized gains	—		(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	—		(0.59)		(0.79)		(1.27)		(0.61)		(0.21)

Net asset value, end of period	$11.49		$10.55		$10.25		$11.25		$11.94		$9.94

Total return (b)	8.91%		8.70%		(1.76)%		4.75%		26.48%		14.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,292,991		$3,123,018		$3,187,246		$3,482,029		$3,695,543		$3,199,858
Ratio of expenses to average net assets (a)(f)	0.52	%(m)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.50)%		0.75%		0.45%		0.53%		0.67%		0.59%
Portfolio turnover rate (z)^	2%		5%		10%		12%		11%		10%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.55		$10.25		$11.24		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.08		0.10		0.11		0.08
Net realized and unrealized gain (loss) on investments	0.96		0.82		(0.25)		0.50		2.54		1.20

Total from investment operations	0.95		0.92		(0.17)		0.60		2.65		1.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.13)		(0.22)		(0.32)		(0.11)
Distributions from net realized gains	—		(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	—		(0.62)		(0.82)		(1.30)		(0.65)		(0.24)

Net asset value, end of period	$11.50		$10.55		$10.25		$11.24		$11.94		$9.94

Total return (b)	9.00%		8.97%		(1.43)%		4.92%		26.80%		14.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,284		$32,090		$32,037		$34,528		$34,281		$27,641
Ratio of expenses to average net assets (a)(f)	0.27	%(m)	0.27	%(o)	0.26	%(n)	0.28	%(j)	0.27	%(k)	0.27	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.25)%		1.01%		0.69%		0.81%		0.97%		0.87%
Portfolio turnover rate (z)^	2%		5%		10%		12%		11%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	66.8%
Equity	19.9
Alternatives	13.3

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
1290 VT Convertible Securities Portfolio	8.4%
iShares JP Morgan USD Emerging Markets Bond Fund	7.5
EQ/Intermediate Government Bond Portfolio	7.4
Multimanager Core Bond Portfolio	7.4
EQ/Global Bond PLUS Portfolio	7.4
EQ/PIMCO Ultra Short Bond Portfolio	7.3
EQ/PIMCO Global Real Return Portfolio	6.2
Vanguard Total International Bond Fund	5.8
1290 VT High Yield Bond Portfolio	5.0
iShares Floating Rate Bond Fund	4.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,043.97	$3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.01

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	25,620	$1,304,570
iShares Global Infrastructure Fund	2,640	116,081
iShares International Treasury Bond Fund	1,420	135,866
iShares JP Morgan USD Emerging Markets Bond Fund	18,620	2,129,382
iShares Micro-Cap Fund	340	30,236
iShares MSCI EAFE Small-Cap Fund	2,170	125,513
iShares U.S. Oil & Gas Exploration & Production Fund	740	40,478
PowerShares DB Base Metals Fund*	1,320	21,622
PowerShares DB Commodity Index Tracking Fund*	2,390	34,535
PowerShares DB G10 Currency Harvest Fund*	7,390	180,316
PowerShares DB Gold Fund*	1,470	58,256
PowerShares DB Silver Fund*	400	10,260
PowerShares S&P 500 BuyWrite Portfolio	6,750	149,985
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	24,830	694,495
Vanguard Short-Term Inflation-Protected Securities Fund	6,480	319,010
Vanguard Total International Bond Fund	30,510	1,658,524

Total Exchange Traded Funds (24.6%) (Cost $6,918,176)		7,009,129

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	214,155	2,385,788
1290 VT Energy Portfolio‡	6,344	40,709
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	28,638	382,913
1290 VT GAMCO Small Company Value Portfolio‡	4,753	289,757
1290 VT High Yield Bond Portfolio‡	142,605	1,420,682
1290 VT Low Volatility Global Equity Portfolio‡	13,611	153,648
1290 VT Micro Cap Portfolio‡	11,509	127,151
1290 VT Natural Resources Portfolio‡	6,139	45,954
1290 VT Real Estate Portfolio‡	9,948	109,463
1290 VT SmartBeta Equity Portfolio‡	12,814	158,595
AQR Managed Futures Strategy, Institutional Class	5,241	46,122
AXA/AB Small Cap Growth Portfolio‡	15,254	302,968
AXA/ClearBridge Large Cap Growth Portfolio*‡	24,845	301,602
AXA/Janus Enterprise Portfolio*‡	24,380	445,492
BlackRock Global Long/Short Credit Fund, Institutional Class*	7,086	72,917
Eaton Vance Floating-Rate Fund, Institutional Class	88,686	798,174

EQ/BlackRock Basic Value Equity Portfolio‡	12,069	$277,193
EQ/Capital Guardian Research Portfolio‡	23,033	592,788
EQ/Emerging Markets Equity PLUS Portfolio‡	32,106	302,544
EQ/Global Bond PLUS Portfolio‡	231,340	2,106,443
EQ/Intermediate Government Bond Portfolio‡	205,478	2,120,447
EQ/International Equity Index Portfolio‡	74,413	700,607
EQ/Invesco Comstock Portfolio‡	16,842	275,829
EQ/MFS International Growth Portfolio‡	54,077	423,753
EQ/PIMCO Global Real Return Portfolio‡	183,126	1,779,412
EQ/PIMCO Ultra Short Bond Portfolio‡	207,574	2,071,069
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,078	282,729
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,437	11,168
Franklin K2 Alternative Strategies Fund, Advisor Class	6,195	69,387
MSIF Frontier Markets Portfolio, Institutional Class	7,891	154,752
Multimanager Core Bond Portfolio‡	213,157	2,107,958
Multimanager Mid Cap Value Portfolio‡	25,982	416,564
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,159	255,317
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,194	128,626
Templeton Global Smaller Companies Fund, Advisor Class	17,184	169,605

Total Investment Companies (74.9%) (Cost $20,525,995)		21,328,126

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	131,286	131,326

Total Short-Term Investment (0.5%) (Cost $131,336)		131,326

Total Investments (100.0%) (Cost $27,575,507)		28,468,581
Other Assets Less Liabilities (0.0%)		(4,071)

Net Assets (100%)		$28,464,510

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Convertible Securities Portfolio (a)	$2,376,802	$243,041	$448,374	$2,385,788	$—	$648
1290 VT Energy Portfolio (b)	50,687	5,511	8,870	40,709	—	20
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	397,398	38,576	62,229	382,913	—	— #
1290 VT GAMCO Small Company Value Portfolio (d)	294,719	27,554	43,740	289,757	—	709
1290 VT High Yield Bond Portfolio (e)	1,443,854	143,281	231,351	1,420,682	—	(214)
1290 VT Low Volatility Global Equity Portfolio (f)	148,640	16,532	26,679	153,648	—	(10)
1290 VT Micro Cap Portfolio (g)	121,007	11,022	17,736	127,151	—	44
1290 VT Natural Resources Portfolio (h)	52,219	5,511	8,886	45,954	—	4
1290 VT Real Estate Portfolio (i)	110,679	11,022	17,770	109,463	—	10
1290 VT SmartBeta Equity Portfolio (j)	152,557	16,532	26,211	158,595	—	459
AXA/AB Small Cap Growth Portfolio	305,833	27,554	58,683	302,968	—	(233)
AXA/ClearBridge Large Cap Growth Portfolio	289,532	33,065	53,287	301,602	—	52
AXA/Janus Enterprise Portfolio	426,196	44,086	84,677	445,492	—	442
EQ/BlackRock Basic Value Equity Portfolio	310,385	27,554	58,050	277,193	—	1,399
EQ/Capital Guardian Research Portfolio	581,965	60,619	121,089	592,788	—	5,700
EQ/Emerging Markets Equity PLUS Portfolio	296,812	27,554	72,514	302,544	—	(65)
EQ/Global Bond PLUS Portfolio	2,119,797	262,432	355,851	2,106,443	—	(255)
EQ/Intermediate Government Bond Portfolio	2,095,820	362,432	355,602	2,120,447	—	(7)
EQ/International Equity Index Portfolio	727,971	71,640	185,615	700,607	—	(46)
EQ/Invesco Comstock Portfolio	285,412	33,065	51,560	275,829	—	1,780
EQ/MFS International Growth Portfolio	416,637	44,086	112,332	423,753	—	787
EQ/PIMCO Global Real Return Portfolio	1,850,451	229,368	302,134	1,779,412	—	122
EQ/PIMCO Ultra Short Bond Portfolio	2,139,944	263,432	355,584	2,071,069	—	13
EQ/T. Rowe Price Growth Stock Portfolio	306,226	33,065	103,775	282,729	—	7,564
Multimanager Core Bond Portfolio	2,123,340	316,569	355,626	2,107,958	24,137	(30)
Multimanager Mid Cap Value Portfolio	447,129	44,086	82,373	416,564	—	3,747

	$19,872,012	$2,399,189	$3,600,598	$19,622,058	$24,137	$22,640

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,009,129	$—	$—	$7,009,129
Investment Companies
Investment Companies	1,706,068	19,622,058	—	21,328,126
Short-Term Investments
Investment Companies	131,326	—	—	131,326

Total Assets	$8,846,523	$19,622,058	$—	$28,468,581

Total Liabilities	$—	$—	$—	$—

Total	$8,846,523	$19,622,058	$—	$28,468,581

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,749,156
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,286,089

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,049,635
Aggregate gross unrealized depreciation	(163,449)

Net unrealized appreciation	$886,186

Federal income tax cost of investments	$27,582,395

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $18,878,859)	$19,622,058
Unaffiliated Issuers (Cost $8,696,648)	8,846,523
Cash	24,503
Receivable from Separate Accounts for Trust shares sold	34,685
Receivable from investment manager	8,584
Dividends, interest and other receivables	5,682
Receivable for securities sold	497
Other assets	331

Total assets	28,542,863

LIABILITIES
Payable for securities purchased	8,332
Distribution fees payable – Class B	5,851
Payable to Separate Accounts for Trust shares redeemed	357
Trustees’ fees payable	212
Accrued expenses	63,601

Total liabilities	78,353

NET ASSETS	$28,464,510

Net assets were comprised of:
Paid in capital	$27,486,729
Accumulated undistributed net investment income (loss)	39,106
Accumulated undistributed net realized gain (loss) on investments	45,601
Net unrealized appreciation (depreciation) on investments	893,074

Net assets	$28,464,510

Class B
Net asset value, offering and redemption price per share, $28,464,510 / 2,788,107 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($24,137 of dividend income received from affiliates)	$121,558
Interest	43

Total income	121,601

EXPENSES
Custodian fees	78,648
Distribution fees – Class B	35,259
Investment management fees	21,156
Professional fees	20,445
Administrative fees	19,726
Printing and mailing expenses	1,519
Trustees’ fees	416
Miscellaneous	195

Gross expenses	177,364
Less: Waiver from investment manager	(40,882)
Reimbursement from investment manager	(51,697)

Net expenses	84,785

NET INVESTMENT INCOME (LOSS)	36,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($22,640 of realized gain (loss) from affiliates)	25,307
Net change in unrealized appreciation (depreciation) on investments ($951,455 of change in unrealized appreciation (depreciation) from affiliates)	1,165,969

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,191,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,228,092

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,816	$515,303
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	25,307	79,568
Net change in unrealized appreciation (depreciation) on investments	1,165,969	576,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,228,092	1,171,275

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(534,649)
Distributions from net realized capital gains
Class B	—	(27,294)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(561,943)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 338,862 and 1,388,779 shares, respectively ]	3,394,331	13,579,679
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,507 shares, respectively ]	—	561,943
Capital shares repurchased [ (508,124) and (318,615) shares, respectively ]	(5,086,039)	(3,093,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,691,708)	11,048,541

TOTAL INCREASE (DECREASE) IN NET ASSETS	(463,616)	11,657,873
NET ASSETS:
Beginning of period	28,928,126	17,270,253

End of period (a)	$28,464,510	$28,928,126

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,106	$2,290

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B			2016		2015	2014
Net asset value, beginning of period	$9.78		$9.44		$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.22		0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	0.42		0.32		(0.42)	(0.01)	(0.06)

Total from investment operations	0.43		0.54		(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	—		(0.19)		(0.14)	(0.18)	(0.11)
Distributions from net realized gains	—		(0.01)		(0.06)	— #	(0.03)

Total dividends and distributions	—		(0.20)		(0.20)	(0.18)	(0.14)

Net asset value, end of period	$10.21		$9.78		$9.44	$9.90	$9.88

Total return (b)	4.40%		5.69%		(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,465		$28,928		$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(k)	0.58	%(j)	0.62%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.26%		1.51%		2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.26%		2.29%		1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.40)%		1.37%		0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	10%		11%		47%	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	49.3%
Equity	34.5
Alternatives	16.2

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
1290 VT Convertible Securities Portfolio	6.5%
EQ/PIMCO Ultra Short Bond Portfolio	5.5
iShares JP Morgan USD Emerging Markets Bond Fund	5.4
EQ/Intermediate Government Bond Portfolio	5.4
EQ/Global Bond PLUS Portfolio	5.3
Multimanager Core Bond Portfolio	5.3
EQ/PIMCO Global Real Return Portfolio	4.7
Vanguard Total International Bond Fund	4.4
EQ/International Equity Index Portfolio	4.3
1290 VT High Yield Bond Portfolio	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,055.10	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.00	2.83

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.56%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	20,560	$1,046,915
iShares Global Infrastructure Fund	5,150	226,445
iShares International Treasury Bond Fund	1,020	97,594
iShares JP Morgan USD Emerging Markets Bond Fund	13,650	1,561,014
iShares Micro-Cap Fund	500	44,465
iShares MSCI EAFE Small-Cap Fund	3,330	192,607
iShares U.S. Oil & Gas Exploration & Production Fund	2,260	123,622
PowerShares DB Base Metals Fund*	3,010	49,304
PowerShares DB Commodity Index Tracking Fund*	4,930	71,239
PowerShares DB G10 Currency Harvest Fund*	10,570	257,908
PowerShares DB Gold Fund*	4,180	165,653
PowerShares DB Silver Fund*	1,090	27,959
PowerShares S&P 500 BuyWrite Portfolio	10,190	226,422
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	18,670	522,200
Vanguard Short-Term Inflation-Protected Securities Fund	3,500	172,305
Vanguard Total International Bond Fund	23,170	1,259,521

Total Exchange Traded Funds (21.1%) (Cost $6,034,787)		6,045,173

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	167,205	1,862,733
1290 VT Energy Portfolio‡	15,731	100,936
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	33,180	443,652
1290 VT GAMCO Small Company Value Portfolio‡	9,073	553,068
1290 VT High Yield Bond Portfolio‡	110,724	1,103,073
1290 VT Low Volatility Global Equity Portfolio‡	23,998	270,894
1290 VT Micro Cap Portfolio‡	19,865	219,464
1290 VT Natural Resources Portfolio‡	15,059	112,727
1290 VT Real Estate Portfolio‡	22,303	245,402
1290 VT SmartBeta Equity Portfolio‡	17,432	215,754
AQR Managed Futures Strategy, Institutional Class	20,842	183,411
AXA/AB Small Cap Growth Portfolio‡	24,047	477,601
AXA/ClearBridge Large Cap Growth Portfolio*‡	45,300	549,909
AXA/Janus Enterprise Portfolio*‡	40,329	736,931
BlackRock Global Long/Short Credit Fund, Institutional Class*	21,729	223,596
Eaton Vance Floating-Rate Fund, Institutional Class	61,362	552,261

EQ/BlackRock Basic Value Equity Portfolio‡	22,621	$519,544
EQ/Capital Guardian Research Portfolio‡	37,592	967,465
EQ/Core Bond Index Portfolio‡	2,074	20,731
EQ/Emerging Markets Equity PLUS Portfolio‡	49,534	466,773
EQ/Global Bond PLUS Portfolio‡	167,739	1,527,328
EQ/Intermediate Government Bond Portfolio‡	149,406	1,541,805
EQ/International Equity Index Portfolio‡	130,179	1,225,646
EQ/Invesco Comstock Portfolio‡	32,894	538,712
EQ/MFS International Growth Portfolio‡	99,316	778,256
EQ/PIMCO Global Real Return Portfolio‡	139,947	1,359,845
EQ/PIMCO Ultra Short Bond Portfolio‡	157,056	1,567,025
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,976	464,047
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	27,526	213,874
Franklin K2 Alternative Strategies Fund, Advisor Class	10,097	113,083
MSIF Frontier Markets Portfolio, Institutional Class	13,713	268,912
Multimanager Core Bond Portfolio‡	154,344	1,526,350
Multimanager Mid Cap Value Portfolio‡	50,072	802,788
PIMCO Foreign Bond Fund Unhedged, Institutional Class	22,905	223,548
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,081	266,945
Templeton Global Smaller Companies Fund, Advisor Class	31,323	309,158

Total Investment Companies (78.8%) (Cost $21,636,344)		22,553,247

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	90,681	90,708

Total Short-Term Investment (0.3%) (Cost $90,716)		90,708

Total Investments (100.2%) (Cost $27,761,847)		28,689,128
Other Assets Less Liabilities (-0.2%)		(70,269)

Net Assets (100%)		$28,618,859

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Convertible Securities Portfolio (a)	$1,550,845	$857,259	$694,583	$1,862,733	$—	$2,378
1290 VT Energy Portfolio (b)	93,890	51,900	30,338	100,936	—	(224)
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	420,911	207,598	195,449	443,652	—	3
1290 VT GAMCO Small Company Value Portfolio (d)	433,661	233,548	134,495	553,068	—	1,014
1290 VT High Yield Bond Portfolio (e)	841,144	491,096	270,715	1,103,073	—	302
1290 VT Low Volatility Global Equity Portfolio (f)	194,340	129,749	74,620	270,894	—	663
1290 VT Micro Cap Portfolio (g)	165,998	77,849	44,836	219,464	—	333
1290 VT Natural Resources Portfolio (h)	98,074	51,900	30,033	112,727	—	80
1290 VT Real Estate Portfolio (i)	190,999	103,799	59,844	245,402	—	382
1290 VT SmartBeta Equity Portfolio (j)	211,628	129,749	146,985	215,754	—	3,297
AXA/AB Small Cap Growth Portfolio	436,040	233,548	234,495	477,601	—	14
AXA/ClearBridge Large Cap Growth Portfolio	401,954	233,548	135,760	549,909	—	(251)
AXA/Janus Enterprise Portfolio	589,471	363,297	308,433	736,931	—	2,358
EQ/BlackRock Basic Value Equity Portfolio	424,596	233,548	135,549	519,544	—	(40)
EQ/Capital Guardian Research Portfolio	838,580	467,096	447,937	967,465	—	8,080
EQ/Core Bond Index Portfolio	20,418	—	—	20,731	—	—
EQ/Emerging Markets Equity PLUS Portfolio	417,971	233,548	258,261	466,773	—	248
EQ/Global Bond PLUS Portfolio	1,259,579	786,593	570,742	1,527,328	—	840
EQ/Intermediate Government Bond Portfolio	1,269,895	786,593	526,242	1,541,805	—	340
EQ/International Equity Index Portfolio	1,043,479	596,845	545,672	1,225,646	—	(1,372)
EQ/Invesco Comstock Portfolio	422,535	233,548	134,883	538,712	—	625
EQ/MFS International Growth Portfolio	593,010	337,346	269,371	778,256	—	1,364
EQ/PIMCO Global Real Return Portfolio	1,128,219	670,794	436,220	1,359,845	—	136
EQ/PIMCO Ultra Short Bond Portfolio	1,273,636	774,593	496,343	1,567,025	—	239
EQ/T. Rowe Price Growth Stock Portfolio	430,418	233,548	275,627	464,047	—	7,881
Multimanager Core Bond Portfolio	1,267,789	828,911	586,872	1,526,350	16,368	(234)
Multimanager Mid Cap Value Portfolio	664,400	337,347	216,692	802,788	—	3,042

	$16,683,480	$9,685,150	$7,260,997	$20,198,459	$16,368	$31,498

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,045,173	$—	$—	$6,045,173
Investment Companies
Investment Companies	2,354,788	20,198,459	—	22,553,247
Short-Term Investments
Investment Companies	90,708	—	—	90,708

Total Assets	$8,490,669	$20,198,459	$—	$28,689,128

Total Liabilities	$—	$—	$—	$—

Total	$8,490,669	$20,198,459	$—	$28,689,128

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,530,083
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,710,139

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,210,016
Aggregate gross unrealized depreciation	(242,788)

Net unrealized appreciation	$967,228

Federal income tax cost of investments	$27,721,900

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $19,342,991)	$20,198,459
Unaffiliated Issuers (Cost $8,418,856)	8,490,669
Cash	18,854
Receivable for securities sold	16,291
Receivable from Separate Accounts for Trust shares sold	10,956
Receivable from investment manager	9,349
Dividends, interest and other receivables	4,825
Other assets	402

Total assets	28,749,805

LIABILITIES
Distribution fees payable – Class B	6,369
Payable for securities purchased	4,478
Trustees’ fees payable	1,157
Payable to Separate Accounts for Trust shares redeemed	897
Accrued expenses	118,045

Total liabilities	130,946

NET ASSETS	$28,618,859

Net assets were comprised of:
Paid in capital	$27,580,881
Accumulated undistributed net investment income (loss)	19,373
Accumulated undistributed net realized gain (loss) on investments	91,324
Net unrealized appreciation (depreciation) on investments	927,281

Net assets	$28,618,859

Class B
Net asset value, offering and redemption price per share, $28,618,859 / 2,766,808 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($16,368 of dividend income received from affiliates)	$90,163
Interest	180

Total income	90,343

EXPENSES
Custodian fees	78,896
Distribution fees – Class B	32,626
Professional fees	20,412
Investment management fees	19,576
Administrative fees	18,247
Printing and mailing expenses	1,430
Trustees’ fees	359
Miscellaneous	192

Gross expenses	171,738
Less: Waiver from investment manager	(37,823)
Reimbursement from investment manager	(60,130)

Net expenses	73,785

NET INVESTMENT INCOME (LOSS)	16,558

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($31,498 of realized gain (loss) from affiliates)	32,819
Net distributions of realized gain received from underlying funds	13

Net realized gain (loss)	32,832

Net change in unrealized appreciation (depreciation) on investments ($1,090,826 of change in unrealized appreciation (depreciation) from affiliates)	1,334,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,367,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,383,601

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited) (an)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,558	$361,102
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	32,832	85,185
Net change in unrealized appreciation (depreciation) on investments	1,334,211	862,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,383,601	1,309,223

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(378,663)
Distributions from net realized capital gains
Class B	—	(109,477)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(488,140)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 372,787 and 561,803 shares, respectively ]	3,790,117	5,425,745
Capital shares issued in connection with merger (Note 9) [ 831,598 and 0 shares, respectively ]	8,545,655	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 49,619 shares, respectively ]	—	488,140
Capital shares repurchased [ (846,310) and (303,434) shares, respectively ]	(8,711,613)	(2,912,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,624,159	3,000,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,007,760	3,822,034
NET ASSETS:
Beginning of period	23,611,099	19,789,065

End of period (a)	$28,618,859	$23,611,099

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,373	$2,815

(an)  After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Moderate Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the CharterSM Moderate Portfolio.

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO (an)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B			2016		2015	2014
Net asset value, beginning of period	$9.80		$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.53		0.43		(0.43)	(0.02)	—	#

Total from investment operations	0.54		0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	—		(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	—		(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	—		(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$10.34		$9.80		$9.42	$9.93	$9.93

Total return (b)	5.51%		6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,619		$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(k)	0.58	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.31%		1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.13%		1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.62)%		0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	33%		13%		39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.27%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(an)

After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Moderate Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the CharterSM Moderate Portfolio.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	44.1%
Fixed Income	36.0
Alternatives	19.9

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/International Equity Index Portfolio	5.6%
1290 VT Convertible Securities Portfolio	5.3
EQ/Capital Guardian Research Portfolio	4.5
Multimanager Core Bond Portfolio	4.1
EQ/Global Bond PLUS Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	4.0
EQ/PIMCO Ultra Short Bond Portfolio	4.0
iShares JP Morgan USD Emerging Markets Bond Fund	3.8
AXA/Janus Enterprise Portfolio	3.5
EQ/PIMCO Global Real Return Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,062.18	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.05

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.61%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	14,110	$718,481
iShares Global Infrastructure Fund	6,280	276,132
iShares International Treasury Bond Fund	865	82,763
iShares JP Morgan USD Emerging Markets Bond Fund	7,770	888,578
iShares Micro-Cap Fund	740	65,808
iShares MSCI EAFE Small-Cap Fund	4,820	278,789
iShares U.S. Oil & Gas Exploration & Production Fund	3,070	167,929
PowerShares DB Base Metals Fund*	3,860	63,227
PowerShares DB Commodity Index Tracking Fund*	7,350	106,207
PowerShares DB G10 Currency Harvest Fund*	11,665	284,626
PowerShares DB Gold Fund*	4,630	183,487
PowerShares DB Silver Fund*	1,350	34,627
PowerShares S&P 500 BuyWrite Portfolio	11,580	257,308
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	10,450	292,286
Vanguard Short-Term Inflation-Protected Securities Fund	2,450	120,614
Vanguard Total International Bond Fund	12,650	687,654

Total Exchange Traded Funds (19.3%) (Cost $4,442,878)		4,508,516

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	110,374	1,229,618
1290 VT Energy Portfolio‡	21,545	138,244
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	35,176	470,344
1290 VT GAMCO Small Company Value Portfolio‡	8,591	523,693
1290 VT High Yield Bond Portfolio‡	62,595	623,590
1290 VT Low Volatility Global Equity Portfolio‡	23,145	261,272
1290 VT Micro Cap Portfolio‡	19,875	219,581
1290 VT Natural Resources Portfolio‡	18,917	141,606
1290 VT Real Estate Portfolio‡	26,430	290,808
1290 VT SmartBeta Equity Portfolio‡	20,861	258,201
AQR Managed Futures Strategy, Institutional Class	32,367	284,829
AXA/AB Small Cap Growth Portfolio‡	27,187	539,967
AXA/ClearBridge Large Cap Growth Portfolio*‡	43,930	533,280
AXA/Janus Enterprise Portfolio*‡	44,124	806,294
BlackRock Global Long/Short Credit Fund, Institutional Class*	28,211	290,294
Eaton Vance Floating-Rate Fund, Institutional Class	16,691	150,215

EQ/BlackRock Basic Value Equity Portfolio‡	21,891	$502,792
EQ/Capital Guardian Research Portfolio‡	40,450	1,041,026
EQ/Core Bond Index Portfolio‡	1,451	14,511
EQ/Emerging Markets Equity PLUS Portfolio‡	57,252	539,499
EQ/Global Bond PLUS Portfolio‡	103,466	942,101
EQ/Intermediate Government Bond Portfolio‡	90,434	933,239
EQ/International Equity Index Portfolio‡	137,681	1,296,281
EQ/Invesco Comstock Portfolio‡	31,935	522,999
EQ/MFS International Growth Portfolio‡	100,217	785,316
EQ/PIMCO Global Real Return Portfolio‡	82,556	802,188
EQ/PIMCO Ultra Short Bond Portfolio‡	93,405	931,952
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,352	528,029
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	42,673	331,572
Franklin K2 Alternative Strategies Fund, Advisor Class	8,338	93,384
MSIF Frontier Markets Portfolio, Institutional Class	13,080	256,497
Multimanager Core Bond Portfolio‡	96,503	954,342
Multimanager Mid Cap Value Portfolio‡	49,519	793,906
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,748	153,705
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,964	265,300
Templeton Global Smaller Companies Fund, Advisor Class	25,474	251,432

Total Investment Companies (80.2%) (Cost $17,538,086)		18,701,907

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	106,636	106,668

Total Short-Term Investment (0.5%) (Cost $106,669)		106,668

Total Investments (100.0%) (Cost $22,087,633)		23,317,091
Other Assets Less Liabilities (0.0%)		1,611

Net Assets (100%)		$23,318,702

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Convertible Securities Portfolio (a)	$1,177,501	$93,230	$148,877	$1,229,618	$—	$(36)
1290 VT Energy Portfolio (b)	160,129	10,757	10,845	138,244	—	(17)
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	459,815	35,858	36,095	470,344	—	(3)
1290 VT GAMCO Small Company Value Portfolio (d)	503,318	39,443	39,510	523,693	—	191
1290 VT High Yield Bond Portfolio (e)	564,199	79,615	46,991	623,590	—	(71)
1290 VT Low Volatility Global Equity Portfolio (f)	236,734	21,515	21,630	261,272	—	25
1290 VT Micro Cap Portfolio (g)	230,300	17,929	50,965	219,581	—	81
1290 VT Natural Resources Portfolio (h)	150,400	10,757	10,828	141,606	—	— #
1290 VT Real Estate Portfolio (i)	244,503	54,515	21,619	290,808	—	36
1290 VT SmartBeta Equity Portfolio (j)	253,768	21,515	42,649	258,201	—	2,006
AXA/AB Small Cap Growth Portfolio	514,128	39,443	61,852	539,967	—	(151)
AXA/ClearBridge Large Cap Growth Portfolio	478,823	43,029	43,304	533,280	—	7
AXA/Janus Enterprise Portfolio	702,853	60,958	61,314	806,294	—	43
EQ/BlackRock Basic Value Equity Portfolio	506,926	43,029	43,128	502,792	—	182
EQ/Capital Guardian Research Portfolio	986,672	82,472	154,115	1,041,026	—	6,897
EQ/Core Bond Index Portfolio	14,292	—	—	14,511	—	—
EQ/Emerging Markets Equity PLUS Portfolio	478,374	39,443	61,742	539,499	—	(41)
EQ/Global Bond PLUS Portfolio	864,351	115,715	72,194	942,101	—	(9)
EQ/Intermediate Government Bond Portfolio	859,278	138,715	72,192	933,239	—	(7)
EQ/International Equity Index Portfolio	1,238,839	100,899	195,612	1,296,281	—	(5)
EQ/Invesco Comstock Portfolio	526,335	43,029	64,380	522,999	—	931
EQ/MFS International Growth Portfolio	699,123	60,958	106,824	785,316	—	533
EQ/PIMCO Global Real Return Portfolio	747,281	115,958	61,347	802,188	—	10
EQ/PIMCO Ultra Short Bond Portfolio	877,537	116,715	72,185	931,952	—	— #
EQ/T. Rowe Price Growth Stock Portfolio	492,553	43,029	95,690	528,029	—	3,621
Multimanager Core Bond Portfolio	866,673	153,664	75,798	954,342	10,363	(4)
Multimanager Mid Cap Value Portfolio	795,718	83,957	101,654	793,906	—	3,703

	$15,630,423	$1,666,147	$1,773,340	$16,624,679	$10,363	$17,922

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,508,516	$—	$—	$4,508,516
Investment Companies
Investment Companies	2,077,228	16,624,679	—	18,701,907
Short-Term Investments
Investment Companies	106,668	—	—	106,668

Total Assets	$6,692,412	$16,624,679	$—	$23,317,091

Total Liabilities	$—	$—	$—	$—

Total	$6,692,412	$16,624,679	$—	$23,317,091

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,135,712
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,984,954

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,471,827
Aggregate gross unrealized depreciation	(190,637)

Net unrealized appreciation	$1,281,190

Federal income tax cost of investments	$22,035,901

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $15,557,387)	$16,624,679
Unaffiliated Issuers (Cost $6,530,246)	6,692,412
Cash	8,133
Receivable from Separate Accounts for Trust shares sold	67,611
Receivable for securities sold	17,958
Receivable from investment manager	9,919
Dividends, interest and other receivables	2,013
Other assets	261

Total assets	23,422,986

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	33,730
Distribution fees payable – Class B	4,787
Payable for securities purchased	1,876
Trustees’ fees payable	213
Accrued expenses	63,678

Total liabilities	104,284

NET ASSETS	$23,318,702

Net assets were comprised of:
Paid in capital	$22,021,972
Accumulated undistributed net investment income (loss)	(4,597)
Accumulated undistributed net realized gain (loss) on investments	71,869
Net unrealized appreciation (depreciation) on investments	1,229,458

Net assets	$23,318,702

Class B
Net asset value, offering and redemption price per share, $23,318,702 / 2,236,992 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($10,363 of dividend income received from affiliates)	$60,313
Interest	48

Total income	60,361

EXPENSES
Custodian fees	78,945
Distribution fees – Class B	27,863
Professional fees	20,345
Investment management fees	16,718
Administrative fees	15,587
Printing and mailing expenses	1,195
Trustees’ fees	324
Miscellaneous	170

Gross expenses	161,147
Less: Waiver from investment manager	(32,305)
Reimbursement from investment manager	(60,986)

Net expenses	67,856

NET INVESTMENT INCOME (LOSS)	(7,495)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($17,922 of realized gain (loss) from affiliates)	23,282
Net change in unrealized appreciation (depreciation) on investments ($1,101,449 of change in unrealized appreciation (depreciation) from affiliates)	1,350,263

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,373,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,366,050

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,495)	$279,699
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	23,282	107,822
Net change in unrealized appreciation (depreciation) on investments	1,350,263	970,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,366,050	1,358,065

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(299,704)
Distributions from net realized capital gains
Class B	—	(169,243)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(468,947)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 210,986 and 735,086 shares, respectively ]	2,152,635	7,030,677
Capital shares issued in reinvestment of dividends and distributions [ 0 and 47,563 shares, respectively ]	—	468,947
Capital shares repurchased [ (202,968) and (344,630) shares, respectively ]	(2,056,625)	(3,334,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	96,010	4,164,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,462,060	5,054,040
NET ASSETS:
Beginning of period	21,856,642	16,802,602

End of period (a)	$23,318,702	$21,856,642

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,597)	$2,898

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B			2016		2015	2014
Net asset value, beginning of period	$9.81		$9.38		$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.14		0.12	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.61		0.51		(0.45)	0.01 †	0.03

Total from investment operations	0.61		0.65		(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	—		(0.14)		(0.13)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.08)		(0.10)	(0.03)	(0.03)

Total dividends and distributions	—		(0.22)		(0.23)	(0.18)	(0.19)

Net asset value, end of period	$10.42		$9.81		$9.38	$9.94	$9.94

Total return (b)	6.22%		6.88%		(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,319		$21,857		$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(k)	0.59	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.45%		1.62%		2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.43%		1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.90)%		0.40%		(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	9%		17%		49%	21%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.35%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	54.3%
Alternatives	23.5
Fixed Income	22.2

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/International Equity Index Portfolio	6.7%
EQ/Capital Guardian Research Portfolio	5.6
AXA/Janus Enterprise Portfolio	4.3
Multimanager Mid Cap Value Portfolio	4.3
EQ/MFS International Growth Portfolio	4.2
1290 VT Convertible Securities Portfolio	4.1
EQ/Emerging Markets Equity PLUS Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.8
AXA/AB Small Cap Growth Portfolio	2.8
1290 VT GAMCO Small Company Value Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,068.86	$3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.71	3.12

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.62%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	4,920	$250,526
iShares Global Infrastructure Fund	5,280	232,162
iShares International Treasury Bond Fund	530	50,710
iShares JP Morgan USD Emerging Markets Bond Fund	2,420	276,751
iShares Micro-Cap Fund	240	21,343
iShares MSCI EAFE Small-Cap Fund	1,390	80,398
iShares U.S. Oil & Gas Exploration & Production Fund	2,900	158,630
PowerShares DB Base Metals Fund*	2,920	47,830
PowerShares DB Commodity Index Tracking Fund*	7,490	108,230
PowerShares DB G10 Currency Harvest Fund*	7,000	170,800
PowerShares DB Gold Fund*	4,025	159,511
PowerShares DB Silver Fund*	1,110	28,471
PowerShares S&P 500 BuyWrite Portfolio	7,400	164,428
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	2,620	73,281
Vanguard Short-Term Inflation-Protected Securities Fund	620	30,523
Vanguard Total International Bond Fund	3,710	201,676

Total Exchange Traded Funds (17.2%) (Cost $2,154,453)		2,055,270

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	43,923	489,322
1290 VT Energy Portfolio‡	25,454	163,326
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	14,136	189,015
1290 VT GAMCO Small Company Value Portfolio‡	5,448	332,140
1290 VT High Yield Bond Portfolio‡	20,597	205,191
1290 VT Low Volatility Global Equity Portfolio‡	15,349	173,260
1290 VT Micro Cap Portfolio‡	14,858	164,151
1290 VT Natural Resources Portfolio‡	21,589	161,609
1290 VT Real Estate Portfolio‡	26,999	297,077
1290 VT SmartBeta Equity Portfolio‡	13,790	170,678
AQR Managed Futures Strategy, Institutional Class	17,188	151,259
AXA/AB Small Cap Growth Portfolio‡	17,064	338,923
AXA/ClearBridge Large Cap Growth Portfolio*‡	27,318	331,617
AXA/Janus Enterprise Portfolio*‡	28,057	512,699
BlackRock Global Long/Short Credit Fund, Institutional Class*	11,129	114,519
Eaton Vance Floating-Rate Fund, Institutional Class	6,892	62,028
EQ/BlackRock Basic Value Equity Portfolio‡	14,800	339,918
EQ/Capital Guardian Research Portfolio‡	26,050	670,438
EQ/Core Bond Index Portfolio‡	1,555	15,548
EQ/Emerging Markets Equity PLUS Portfolio‡	36,879	$347,525
EQ/Global Bond PLUS Portfolio‡	32,841	299,026
EQ/Intermediate Government Bond Portfolio‡	29,171	301,036
EQ/International Equity Index Portfolio‡	85,501	805,003
EQ/Invesco Comstock Portfolio‡	19,880	325,572
EQ/MFS International Growth Portfolio‡	63,467	497,338
EQ/PIMCO Global Real Return Portfolio‡	25,589	248,645
EQ/PIMCO Ultra Short Bond Portfolio‡	31,101	310,309
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,957	323,604
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	12,868	99,985
Franklin K2 Alternative Strategies Fund, Advisor Class	6,830	76,493
MSIF Frontier Markets Portfolio, Institutional Class	7,671	150,428
Multimanager Core Bond Portfolio‡	30,651	303,115
Multimanager Mid Cap Value Portfolio‡	31,918	511,725
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,911	38,172
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,709	163,811
Templeton Global Smaller Companies Fund, Advisor Class	22,867	225,695

Total Investment Companies (83.0%) (Cost $9,337,168)		9,910,200

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,996	3,997

Total Short-Term Investment (0.0%) (Cost $3,997)		3,997

Total Investments (100.2%) (Cost $11,495,618)		11,969,467
Other Assets Less Liabilities (-0.2%)		(26,764)

Net Assets (100%)		$11,942,703

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Convertible Securities Portfolio (a)	$519,925	$21,731	$98,165	$489,322	$—	$468
1290 VT Energy Portfolio (b)	181,038	32,806	25,881	163,326	—	101
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	205,421	8,692	29,693	189,015	—	— #
1290 VT GAMCO Small Company Value Portfolio (d)	342,508	28,211	49,638	332,140	—	2,325
1290 VT High Yield Bond Portfolio (e)	216,566	8,692	29,838	205,191	—	(144)
1290 VT Low Volatility Global Equity Portfolio (f)	174,100	7,606	24,887	173,260	—	1,095
1290 VT Micro Cap Portfolio (g)	172,179	5,433	29,082	164,151	—	1,677
1290 VT Natural Resources Portfolio (h)	183,049	14,606	25,788	161,609	—	194
1290 VT Real Estate Portfolio (i)	283,944	43,138	44,007	297,077	—	532
1290 VT SmartBeta Equity Portfolio (j)	171,167	7,606	24,070	170,678	—	1,912
AXA/AB Small Cap Growth Portfolio	343,931	15,211	51,889	338,923	—	74
AXA/ClearBridge Large Cap Growth Portfolio	331,753	15,211	52,192	331,617	—	(228)
AXA/Janus Enterprise Portfolio	494,708	21,731	75,746	512,699	—	(1,513)
EQ/BlackRock Basic Value Equity Portfolio	365,526	41,211	58,881	339,918	—	5,281
EQ/Capital Guardian Research Portfolio	676,677	29,336	103,928	670,438	—	20,686
EQ/Core Bond Index Portfolio	15,313	—	—	15,548	—	—
EQ/Emerging Markets Equity PLUS Portfolio	328,235	15,211	51,993	347,525	—	(29)
EQ/Global Bond PLUS Portfolio	288,849	43,138	44,480	299,026	—	60
EQ/Intermediate Government Bond Portfolio	310,696	32,238	44,520	301,036	—	19
EQ/International Equity Index Portfolio	858,459	37,627	196,401	805,003	—	(2,922)
EQ/Invesco Comstock Portfolio	372,769	15,211	69,712	325,572	—	6,250
EQ/MFS International Growth Portfolio	490,387	21,731	103,346	497,338	—	886
EQ/PIMCO Global Real Return Portfolio	262,247	23,065	36,980	248,645	—	137
EQ/PIMCO Ultra Short Bond Portfolio	313,203	38,238	44,567	310,309	—	(26)
EQ/T. Rowe Price Growth Stock Portfolio	340,251	15,211	77,127	323,604	—	17,036
Multimanager Core Bond Portfolio	305,929	41,882	48,222	303,115	3,557	29
Multimanager Mid Cap Value Portfolio	560,223	47,731	96,395	511,725	—	13,838

	$9,109,053	$632,504	$1,537,428	$8,827,810	$3,557	$67,738

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,055,270	$—	$—	$2,055,270
Investment Companies
Investment Companies	1,082,390	8,827,810	—	9,910,200
Short-Term Investments
Investment Companies	3,997	—	—	3,997

Total Assets	$3,141,657	$8,827,810	$—	$11,969,467

Total Liabilities	$—	$—	$—	$—

Total	$3,141,657	$8,827,810	$—	$11,969,467

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$764,767
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,005,080

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$895,987
Aggregate gross unrealized depreciation	(332,955)

Net unrealized appreciation	$563,032

Federal income tax cost of investments	$11,406,435

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,298,959)	$8,827,810
Unaffiliated Issuers (Cost $3,196,659)	3,141,657
Cash	24,675
Receivable from investment manager	12,106
Dividends, interest and other receivables	638
Receivable for securities sold	374
Other assets	144

Total assets	12,007,404

LIABILITIES
Distribution fees payable – Class B	2,490
Payable for securities purchased	631
Payable to Separate Accounts for Trust shares redeemed	397
Trustees’ fees payable	273
Accrued expenses	60,910

Total liabilities	64,701

NET ASSETS	$11,942,703

Net assets were comprised of:
Paid in capital	$11,293,543
Accumulated undistributed net investment income (loss)	(10,037)
Accumulated undistributed net realized gain (loss) on investments	185,348
Net unrealized appreciation (depreciation) on investments	473,849

Net assets	$11,942,703

Class B
Net asset value, offering and redemption price per share, $11,942,703 / 1,148,216 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($3,557 of dividend income received from affiliates)	$24,515
Interest	36

Total income	24,551

EXPENSES
Custodian fees	74,185
Professional fees	20,182
Distribution fees – Class B	15,160
Investment management fees	9,096
Administrative fees	8,481
Printing and mailing expenses	654
Trustees’ fees	180
Miscellaneous	111

Gross expenses	128,049
Less: Waiver from investment manager	(17,577)
Reimbursement from investment manager	(72,723)

Net expenses	37,749

NET INVESTMENT INCOME (LOSS)	(13,198)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($67,738 of realized gain (loss) from affiliates)	77,959
Net change in unrealized appreciation (depreciation) on investments ($623,681 of change in unrealized appreciation (depreciation) from affiliates)	754,034

NET REALIZED AND UNREALIZED GAIN (LOSS)	831,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$818,795

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,198)	$135,027
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	77,959	88,460
Net change in unrealized appreciation (depreciation) on investments	754,034	692,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	818,795	916,207

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(145,075)
Distributions from net realized capital gains
Class B	—	(75,498)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(220,573)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 53,674 and 216,798 shares, respectively ]	545,537	2,023,317
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,541 shares, respectively ]	—	220,573
Capital shares repurchased [ (180,801) and (254,140) shares, respectively ]	(1,831,468)	(2,418,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,285,931)	(174,501)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(467,136)	521,133
NET ASSETS:
Beginning of period	12,409,839	11,888,706

End of period (a)	$11,942,703	$12,409,839

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(10,037)	$3,161

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B			2016		2015	2014
Net asset value, beginning of period	$9.73		$9.22		$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.08	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.68		0.59		(0.53)	0.03	0.06

Total from investment operations	0.67		0.69		(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	—		(0.12)		(0.11)	(0.15)	(0.10)
Distributions from net realized gains	—		(0.06)		(0.23)	(0.03)	(0.02)

Total dividends and distributions	—		(0.18)		(0.34)	(0.18)	(0.12)

Net asset value, end of period	$10.40		$9.73		$9.22	$10.01	$10.02

Total return (b)	6.89%		7.44%		(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,943		$12,410		$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62	%(k)	0.60	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.11%		2.26%		2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.22)%		1.10%		0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.71)%		(0.56)%		(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	6%		19%		39%	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.40%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	63.4%
Alternatives	27.5
Fixed Income	9.1

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/International Equity Index Portfolio	8.0%
EQ/Capital Guardian Research Portfolio	6.5
AXA/Janus Enterprise Portfolio	4.9
EQ/MFS International Growth Portfolio	4.8
Multimanager Mid Cap Value Portfolio	4.8
1290 VT Real Estate Portfolio	3.6
AXA/AB Small Cap Growth Portfolio	3.4
EQ/BlackRock Basic Value Equity Portfolio	3.3
1290 VT GAMCO Small Company Value Portfolio	3.3
EQ/T. Rowe Price Growth Stock Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,072.52	$3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.54	3.29

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	920	$46,846
iShares Global Infrastructure Fund	3,740	164,448
iShares International Treasury Bond Fund	80	7,654
iShares JP Morgan USD Emerging Markets Bond Fund	540	61,754
iShares Micro-Cap Fund	200	17,786
iShares MSCI EAFE Small-Cap Fund	830	48,007
iShares U.S. Oil & Gas Exploration & Production Fund	2,480	135,656
PowerShares DB Base Metals Fund*	2,430	39,803
PowerShares DB Commodity Index Tracking Fund*	6,470	93,492
PowerShares DB G10 Currency Harvest Fund*	4,515	110,166
PowerShares DB Gold Fund*	3,160	125,231
PowerShares DB Silver Fund*	850	21,803
PowerShares S&P 500 BuyWrite Portfolio	4,460	99,101
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	780	21,817
Vanguard Short-Term Inflation-Protected Securities Fund	270	13,292
Vanguard Total International Bond Fund	910	49,468

Total Exchange Traded Funds (17.6%) (Cost $1,161,790)		1,056,324

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	15,905	177,194
1290 VT Energy Portfolio‡	19,709	126,465
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	4,404	58,881
1290 VT GAMCO Small Company Value Portfolio‡	3,239	197,461
1290 VT High Yield Bond Portfolio‡	4,156	41,401
1290 VT Low Volatility Global Equity Portfolio‡	8,762	98,912
1290 VT Micro Cap Portfolio‡	8,084	89,306
1290 VT Natural Resources Portfolio‡	16,968	127,018
1290 VT Real Estate Portfolio‡	20,015	220,222
1290 VT SmartBeta Equity Portfolio‡	8,007	99,104
AQR Managed Futures Strategy, Institutional Class	8,084	71,143
AXA/AB Small Cap Growth Portfolio‡	10,305	204,675
AXA/ClearBridge Large Cap Growth Portfolio*‡	16,013	194,385
AXA/Janus Enterprise Portfolio*‡	16,093	294,063
BlackRock Global Long/Short Credit Fund, Institutional Class*	3,534	36,367
Eaton Vance Floating-Rate Fund, Institutional Class	1,669	15,017
EQ/BlackRock Basic Value Equity Portfolio‡	8,687	199,526
EQ/Capital Guardian Research Portfolio‡	15,250	392,466
EQ/Emerging Markets Equity PLUS Portfolio‡	20,299	191,287
EQ/Global Bond PLUS Portfolio‡	5,683	$51,745
EQ/Intermediate Government Bond Portfolio‡	5,687	58,686
EQ/International Equity Index Portfolio‡	51,553	485,378
EQ/Invesco Comstock Portfolio‡	11,744	192,334
EQ/MFS International Growth Portfolio‡	37,308	292,353
EQ/PIMCO Global Real Return Portfolio‡	4,904	47,650
EQ/PIMCO Ultra Short Bond Portfolio‡	5,560	55,471
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,214	196,039
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	2,895	22,498
Franklin K2 Alternative Strategies Fund, Advisor Class	2,485	27,834
MSIF Frontier Markets Portfolio, Institutional Class	4,953	97,122
Multimanager Core Bond Portfolio‡	5,477	54,160
Multimanager Mid Cap Value Portfolio‡	17,965	288,018
PIMCO Foreign Bond Fund Unhedged, Institutional Class	884	8,630
Templeton Emerging Markets Small Cap Fund, Advisor Class	7,150	100,033
Templeton Global Smaller Companies Fund, Advisor Class	15,920	157,132

Total Investment Companies (82.7%) (Cost $4,798,676)		4,969,976

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	23,472	23,479

Total Short-Term Investment (0.4%) (Cost $23,480)		23,479

Total Investments (100.7%) (Cost $5,983,946)		6,049,779
Other Assets Less Liabilities (-0.7%)		(40,044)

Net Assets (100%)		$6,009,735

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Convertible Securities Portfolio (a)	$153,085	$22,883	$13,299	$177,194	$—	$47
1290 VT Energy Portfolio (b)	119,366	33,945	9,572	126,465	—	(40)
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	45,658	16,774	4,760	58,881	—	6
1290 VT GAMCO Small Company Value Portfolio (d)	189,923	26,152	26,263	197,461	—	188
1290 VT High Yield Bond Portfolio (e)	37,594	4,905	2,856	41,401	—	4
1290 VT Low Volatility Global Equity Portfolio (f)	84,444	13,076	7,553	98,912	—	73
1290 VT Micro Cap Portfolio (g)	76,425	9,807	5,705	89,306	—	15
1290 VT Natural Resources Portfolio (h)	115,725	27,945	9,512	127,018	—	20
1290 VT Real Estate Portfolio (i)	169,927	57,422	16,955	220,222	—	203
1290 VT SmartBeta Equity Portfolio (j)	84,341	13,076	7,579	99,104	—	46
AXA/AB Small Cap Growth Portfolio	176,439	26,152	15,161	204,675	—	90
AXA/ClearBridge Large Cap Growth Portfolio	164,339	26,153	15,174	194,385	—	77
AXA/Janus Enterprise Portfolio	241,769	37,594	21,724	294,063	—	200
EQ/BlackRock Basic Value Equity Portfolio	183,803	38,152	20,771	199,526	—	81
EQ/Capital Guardian Research Portfolio	341,530	50,670	46,198	392,466	—	552
EQ/Emerging Markets Equity PLUS Portfolio	163,220	26,152	27,030	191,287	—	221
EQ/Global Bond PLUS Portfolio	46,465	8,174	4,761	51,745	—	5
EQ/Intermediate Government Bond Portfolio	50,335	12,674	4,766	58,686	—	— #
EQ/International Equity Index Portfolio	427,063	64,639	60,045	485,378	—	504
EQ/Invesco Comstock Portfolio	185,894	26,152	26,412	192,334	—	40
EQ/MFS International Growth Portfolio	238,979	37,594	30,842	292,353	—	83
EQ/PIMCO Global Real Return Portfolio	39,321	12,138	3,804	47,650	—	9
EQ/PIMCO Ultra Short Bond Portfolio	47,024	12,673	4,763	55,471	—	3
EQ/T. Rowe Price Growth Stock Portfolio	164,834	26,152	26,765	196,039	—	486
Multimanager Core Bond Portfolio	49,568	8,760	4,770	54,160	588	(4)
Multimanager Mid Cap Value Portfolio	276,599	37,594	32,903	288,018	—	221

	$3,873,670	$677,408	$449,943	$4,434,200	$588	$3,130

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,056,324	$—	$—	$1,056,324
Investment Companies
Investment Companies	535,776	4,434,200	—	4,969,976
Short-Term Investments
Investment Companies	23,479	—	—	23,479

Total Assets	$1,615,579	$4,434,200	$—	$6,049,779

Total Liabilities	$—	$—	$—	$—

Total	$1,615,579	$4,434,200	$—	$6,049,779

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$854,121
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$503,580

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$434,123
Aggregate gross unrealized depreciation	(297,048)

Net unrealized appreciation	$137,075

Federal income tax cost of investments	$5,912,704

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,280,322)	$4,434,200
Unaffiliated Issuers (Cost $1,703,624)	1,615,579
Receivable for securities sold	15,342
Receivable from investment manager	13,505
Dividends, interest and other receivables	179
Other assets	66

Total assets	6,078,871

LIABILITIES
Overdraft payable	5,318
Distribution fees payable – Class B	1,238
Payable to Separate Accounts for Trust shares redeemed	197
Trustees’ fees payable	150
Payable for securities purchased	128
Accrued expenses	62,105

Total liabilities	69,136

NET ASSETS	$6,009,735

Net assets were comprised of:
Paid in capital	$5,884,529
Accumulated undistributed net investment income (loss)	(6,278)
Accumulated undistributed net realized gain (loss) on investments	65,651
Net unrealized appreciation (depreciation) on investments	65,833

Net assets	$6,009,735

Class B
Net asset value, offering and redemption price per share, $6,009,735 / 572,372 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($588 of dividend income received from affiliates)	$9,396
Interest	18

Total income	9,414

EXPENSES
Custodian fees	73,095
Professional fees	20,074
Distribution fees – Class B	6,970
Investment management fees	4,182
Administrative fees	3,899
Printing and mailing expenses	297
Trustees’ fees	79
Miscellaneous	74

Gross expenses	108,670
Less: Waiver from investment manager	(8,081)
Reimbursement from investment manager	(82,261)

Net expenses	18,328

NET INVESTMENT INCOME (LOSS)	(8,914)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,130 of realized gain (loss) from affiliates)	3,433
Net change in unrealized appreciation (depreciation) on investments ($333,065 of change in unrealized appreciation (depreciation) from affiliates)	391,955

NET REALIZED AND UNREALIZED GAIN (LOSS)	395,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$386,474

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,914)	$42,128
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	3,433	(6,744)
Net change in unrealized appreciation (depreciation) on investments	391,955	520,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	386,474	555,945

DIVIDENDS:
Dividends from net investment income
Class B	—	(46,041)
Return of capital
Class B	—	(8,410)

TOTAL DIVIDENDS	—	(54,451)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 73,270 and 315,775 shares, respectively ]	750,985	2,913,844
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,552 shares, respectively ]	—	54,451
Capital shares repurchased [ (38,285) and (576,083) shares, respectively ]	(388,447)	(5,429,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	362,538	(2,461,244)

TOTAL INCREASE (DECREASE) IN NET ASSETS	749,012	(1,959,750)
NET ASSETS:
Beginning of period	5,260,723	7,220,473

End of period (a)	$6,009,735	$5,260,723

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,278)	$2,636

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B			2016		2015	2014
Net asset value, beginning of period	$9.79		$9.12		$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.06		0.07	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.73		0.72		(0.62)	(0.01)	0.10

Total from investment operations	0.71		0.78		(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	—		(0.09)		(0.09)	(0.15)	(0.14)
Distributions from net realized gains	—		—		(0.17)	(0.01)	(0.07)
Return of capital	—		(0.02)		—	—	—

Total dividends and distributions	—		(0.11)		(0.26)	(0.16)	(0.21)

Net asset value, end of period	$10.50		$9.79		$9.12	$9.93	$9.98

Total return (b)	7.25%		8.47%		(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,010		$5,261		$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66	%(k)	0.61	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.90%		3.84%		3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.32)%		0.64%		0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.56)%		(2.59)%		(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	9%		46%		40%	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Core Bond Index Portfolio	48.6%
EQ/Quality Bond PLUS Portfolio	22.7
1290 VT High Yield Bond Portfolio	10.2
AXA/AB Dynamic Growth Portfolio	6.7
EQ/PIMCO Global Real Return Portfolio	5.2
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.0
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,018.47	$2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.70
Class B
Actual	1,000.00	1,015.87	2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.70
Class K
Actual	1,000.00	1,018.42	1.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.36	1.45

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,315,300	$13,274,743
1290 VT High Yield Bond Portfolio‡	2,034,574	20,269,203
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	810,085	8,036,039
EQ/Core Bond Index Portfolio‡	9,665,591	96,634,361
EQ/PIMCO Global Real Return Portfolio‡	1,056,675	10,267,557
EQ/Quality Bond PLUS Portfolio‡	5,263,886	45,188,614
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	349,763	5,141,512

Total Investments (100.1%) (Cost $199,119,853)		198,812,029
Other Assets Less Liabilities (-0.1%)		(186,471)

Net Assets (100%)		$198,625,558

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$9,551,774	$3,400,000	$—	$13,274,743	$—	$—
1290 VT High Yield Bond Portfolio (b)	22,916,129	119,745	3,857,552	20,269,203	—	(94,299)
EQ/Core Bond Index Portfolio	103,504,926	1,556,684	9,951,248	96,634,361	—	(28,966)
EQ/PIMCO Global Real Return Portfolio	10,899,041	119,745	761,837	10,267,557	—	1,415
EQ/Quality Bond PLUS Portfolio	47,091,540	478,980	3,045,212	45,188,614	—	7,798

	$193,963,410	$5,675,154	$17,615,849	$185,634,478	$—	$(114,052)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$13,177,551	$185,634,478	$—	$198,812,029

Total Assets	$13,177,551	$185,634,478	$—	$198,812,029

Total Liabilities	$—	$—	$—	$—

Total	$13,177,551	$185,634,478	$—	$198,812,029

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,008,938
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,665,050

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,115,204
Aggregate gross unrealized depreciation	(1,424,083)

Net unrealized depreciation	$(308,879)

Federal income tax cost of investments	$199,120,908

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $185,236,936)	$185,634,478
Unaffiliated Issuers (Cost $13,882,917)	13,177,551
Receivable for securities sold	75,673
Dividends, interest and other receivables	25,195
Receivable from Separate Accounts for Trust shares sold	22,406
Other assets	2,343

Total assets	198,937,646

LIABILITIES
Overdraft payable	74,696
Payable to Separate Accounts for Trust shares redeemed	56,354
Distribution fees payable – Class A	27,100
Payable for securities purchased	25,146
Administrative fees payable	22,877
Investment management fees payable	12,467
Distribution fees payable – Class B	10,456
Trustees’ fees payable	3,333
Accrued expenses	79,659

Total liabilities	312,088

NET ASSETS	$198,625,558

Net assets were comprised of:
Paid in capital	$707,676,241
Accumulated undistributed net investment income (loss)	(296,470)
Accumulated undistributed net realized gain (loss) on investments	(508,446,389)
Net unrealized appreciation (depreciation) on investments	(307,824)

Net assets	$198,625,558

Class A
Net asset value, offering and redemption price per share, $130,981,792 / 33,965,793 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.86

Class B
Net asset value, offering and redemption price per share, $50,668,526 / 13,180,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.84

Class K
Net asset value, offering and redemption price per share, $16,975,240 / 4,384,668 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$214,819
Interest	3,187

Total income	218,006

EXPENSES
Distribution fees – Class A	164,818
Investment management fees	148,951
Administrative fees	138,882
Distribution fees – Class B	63,004
Custodian fees	27,718
Professional fees	25,011
Printing and mailing expenses	10,703
Trustees’ fees	2,968
Miscellaneous	1,552

Gross expenses	583,607
Less: Waiver from investment manager	(69,348)

Net expenses	514,259

NET INVESTMENT INCOME (LOSS)	(296,253)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(114,052) of realized gain (loss) from affiliates)	(43,063)
Net change in unrealized appreciation (depreciation) on investments ($3,611,763 of change in unrealized appreciation (depreciation) from affiliates)	3,923,926

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,880,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,584,610

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(296,253)	$3,847,354
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(43,063)	318,025
Net change in unrealized appreciation (depreciation) on investments	3,923,926	2,148,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,584,610	6,313,758

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,607,263)
Class B	—	(930,166)
Class K	—	(333,932)

	—	(3,871,361)

Return of capital
Class A	—	(255,077)
Class B	—	(91,001)
Class K	—	(32,670)

	—	(378,748)

TOTAL DIVIDENDS	—	(4,250,109)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 747,060 and 1,831,802 shares, respectively ]	2,853,759	7,083,122
Capital shares issued in reinvestment of dividends [ 0 and 758,719 shares, respectively ]	—	2,862,340
Capital shares repurchased [ (4,008,302) and (5,873,194) shares, respectively ]	(15,290,020)	(22,611,184)

Total Class A transactions	(12,436,261)	(12,665,722)

Class B
Capital shares sold [ 691,238 and 1,514,171 shares, respectively ]	2,636,258	5,839,621
Capital shares issued in reinvestment of dividends [ 0 and 271,538 shares, respectively ]	—	1,021,167
Capital shares repurchased [ (883,054) and (2,106,335) shares, respectively ]	(3,370,263)	(8,085,395)

Total Class B transactions	(734,005)	(1,224,607)

Class K
Capital shares sold [ 539,184 and 811,564 shares, respectively ]	2,069,619	3,152,637
Capital shares issued in reinvestment of dividends [ 0 and 96,919 shares, respectively ]	—	366,602
Capital shares repurchased [ (372,571) and (829,751) shares, respectively ]	(1,425,125)	(3,213,504)

Total Class K transactions	644,494	305,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,525,772)	(13,584,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,941,162)	(11,520,945)
NET ASSETS:
Beginning of period	207,566,720	219,087,665

End of period (a)	$198,625,558	$207,566,720

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(296,470)	$(217)

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013	2012
Net asset value, beginning of period	$3.79		$3.76		$3.84		$3.85		$4.04	$3.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.07		0.06		0.08		0.08	0.09
Net realized and unrealized gain (loss) on investments	0.08		0.04		(0.08)		0.01		(0.13)	0.12

Total from investment operations	0.07		0.11		(0.02)		0.09		(0.05)	0.21

Less distributions:
Dividends from net investment income	—		(0.07)		(0.06)		(0.10)		(0.14)	(0.09)
Return of capital	—		(0.01)		—		—		—	—

Total dividends and distributions	—		(0.08)		(0.06)		(0.10)		(0.14)	(0.09)

Net asset value, end of period	$3.86		$3.79		$3.76		$3.84		$3.85	$4.04

Total return (b)	1.85%		2.89%		(0.48)%		2.39%		(1.14)%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,982		$141,039		$152,206		$168,386		$180,754	$208,917
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(k)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%
Before waivers (a)(f)	0.61%		0.62%		0.62%		0.79%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		1.76%		1.43%		1.93%		2.03%	2.25%
Before waivers (a)(f)(x)	(0.39)%		1.68%		1.39%		1.92%		2.03%	2.25%
Portfolio turnover rate (z)^	3%		6%		21%		81	%(h)	189%	204%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013	2012
Net asset value, beginning of period	$3.78		$3.75		$3.83		$3.84		$4.02	$3.91

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.07		0.06		0.08		0.08	0.09
Net realized and unrealized gain (loss) on investments	0.07		0.04		(0.08)		0.01		(0.12)	0.11

Total from investment operations	0.06		0.11		(0.02)		0.09		(0.04)	0.20

Less distributions:
Dividends from net investment income	—		(0.07)		(0.06)		(0.10)		(0.14)	(0.09)
Return of capital	—		(0.01)		—		—		—	—

Total dividends and distributions	—		(0.08)		(0.06)		(0.10)		(0.14)	(0.09)

Net asset value, end of period	$3.84		$3.78		$3.75		$3.83		$3.84	$4.02

Total return (b)	1.59%		2.89%		(0.49)%		2.39%		(0.92)%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,669		$50,504		$51,286		$53,942		$55,294	$741,031
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(k)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%
Before waivers (a)(f)	0.61%		0.62%		0.62%		0.79%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		1.82%		1.47%		1.94%		2.04%	2.25%
Before waivers (a)(f)(x)	(0.39)%		1.75%		1.42%		1.93%		2.04%	2.25%
Portfolio turnover rate (z)^	3%		6%		21%		81	%(h)	189%	204%

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014		2013	2012
Net asset value, beginning of period	$3.80		$3.77		$3.85		$3.85		$4.04	$3.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.08		0.06		0.09		0.09	0.10
Net realized and unrealized gain (loss) on investments	0.07		0.04		(0.07)		0.02		(0.12)	0.13

Total from investment operations	0.07		0.12		(0.01)		0.11		(0.03)	0.23

Less distributions:
Dividends from net investment income	—		(0.08)		(0.07)		(0.11)		(0.16)	(0.11)
Return of capital	—		(0.01)		—		—		—	—

Total dividends and distributions	—		(0.09)		(0.07)		(0.11)		(0.16)	(0.11)

Net asset value, end of period	$3.87		$3.80		$3.77		$3.85		$3.85	$4.04

Total return (b)	1.84%		3.15%		(0.23)%		2.92%		(0.88)%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,975		$16,024		$15,595		$17,523		$242,889	$236,550
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(k)	0.29	%(k)	0.33	%(k)	0.74	%(j)	0.75%	0.73%
Before waivers (a)(f)	0.36%		0.37%		0.37%		0.76%		0.75%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.07)%		2.07%		1.65%		2.22%		2.28%	2.53%
Before waivers (a)(f)(x)	(0.14)%		1.99%		1.61%		2.20%		2.28%	2.53%
Portfolio turnover rate (z)^	3%		6%		21%		81	%(h)	189%	204%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA/Morgan Stanley Small Cap Growth Portfolio	72.0%
1290 VT Micro Cap Portfolio	28.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,120.46	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	2.78
Class B
Actual	1,000.00	1,119.90	2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	2.77

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT Micro Cap Portfolio‡	2,313,296	$25,557,012
AXA/Morgan Stanley Small Cap Growth Portfolio‡	5,952,259	65,660,976

Total Investments (100.1%) (Cost $71,140,248)		91,217,988
Other Assets Less Liabilities (-0.1%)		(87,473)

Net Assets (100%)		$91,130,515

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT Micro Cap Portfolio (a)	$23,696,835	$470,923	$1,146,432	$25,557,012	$—	$46,236
AXA/Morgan Stanley Small Cap Growth Portfolio	60,052,159	1,241,525	2,892,999	65,660,976	—	251,310

	$83,748,994	$1,712,448	$4,039,431	$91,217,988	$—	$297,546

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$91,217,988	$—	$91,217,988

Total Assets	$—	$91,217,988	$—	$91,217,988

Total Liabilities	$—	$—	$—	$—

Total	$—	$91,217,988	$—	$91,217,988

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,712,448
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,336,977

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,066,672
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$20,066,672

Federal income tax cost of investments	$71,151,316

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $71,140,248)	$91,217,988
Cash	20,619
Receivable from Separate Accounts for Trust shares sold	12,456
Dividends, interest and other receivables	31
Other assets	1,020

Total assets	91,252,114

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	23,788
Payable for securities purchased	19,818
Distribution fees payable – Class B	18,572
Administrative fees payable	10,431
Investment management fees payable	5,500
Trustees’ fees payable	1,187
Distribution fees payable – Class A	131
Accrued expenses	42,172

Total liabilities	121,599

NET ASSETS	$91,130,515

Net assets were comprised of:
Paid in capital	$69,733,701
Accumulated undistributed net investment income (loss)	(240,085)
Accumulated undistributed net realized gain (loss) on investments	1,559,159
Net unrealized appreciation (depreciation) on investments	20,077,740

Net assets	$91,130,515

Class A
Net asset value, offering and redemption price per share, $635,863 / 46,820 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.58

Class B
Net asset value, offering and redemption price per share, $90,494,652 / 6,726,126 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,471
Interest	41

Total income	1,512

EXPENSES
Distribution fees – Class B	107,569
Investment management fees	64,975
Administrative fees	60,578
Professional fees	20,987
Custodian fees	11,992
Printing and mailing expenses	4,629
Trustees’ fees	1,255
Distribution fees – Class A	722
Miscellaneous	615

Gross expenses	273,322
Less: Waiver from investment manager	(33,847)

Net expenses	239,475

NET INVESTMENT INCOME (LOSS)	(237,963)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($297,546 of realized gain (loss) from affiliates)	361,312
Net change in unrealized appreciation (depreciation) on investments ($9,795,977 of change in unrealized appreciation (depreciation) from affiliates)	9,795,939

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,157,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,919,288

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(237,963)	$(108,055)
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	361,312	1,491,164
Net change in unrealized appreciation (depreciation) on investments	9,795,939	5,746,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,919,288	7,129,702

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(6,396)
Class B	—	(1,508,262)

TOTAL DISTRIBUTIONS	—	(1,514,658)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 22,004 and 9,575 shares, respectively ]	274,362	110,723
Capital shares issued in reinvestment of dividends and distributions [ 0 and 526 shares, respectively ]	—	6,396
Capital shares repurchased [ (3,455) and (10,352) shares, respectively ]	(45,426)	(121,984)

Total Class A transactions	228,936	(4,865)

Class B
Capital shares sold [ 251,570 and 501,879 shares, respectively ]	3,226,150	5,443,247
Capital shares issued in reinvestment of dividends and distributions [ 0 and 125,275 shares, respectively ]	—	1,508,262
Capital shares repurchased [ (491,232) and (1,206,642) shares, respectively ]	(6,233,989)	(13,230,554)

Total Class B transactions	(3,007,839)	(6,279,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,778,903)	(6,283,910)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,140,385	(668,866)
NET ASSETS:
Beginning of period	83,990,130	84,658,996

End of period (a)	$91,130,515	$83,990,130

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(240,085)	$(2,122)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013	2012
Net asset value, beginning of period	$12.12		$11.28		$12.04		$12.37		$8.37	$7.51

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04	)(x)	(0.02	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.50		1.07		(0.70)		(0.25)		4.08	0.90

Total from investment operations	1.46		1.05		(0.73)		(0.33)		4.00	0.86

Less distributions:
Dividends from net investment income	—		—		(0.03)		—		—	—
Distributions from net realized gains	—		(0.21)		—		—		—	—

Total dividends and distributions	—		(0.21)		(0.03)		—		—	—

Net asset value, end of period	$13.58		$12.12		$11.28		$12.04		$12.37	$8.37

Total return (b)	12.05	%(ii)	9.34	%(ee)	(6.05	)%(aa)	(2.67)%		47.79%	11.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$636		$343		$322		$403		$336	$127
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(k)	0.48	%(k)	0.46	%(k)	0.84	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55	%(k)	0.48	%(k)	0.46	%(k)	0.84	%(j)	1.27%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.63%		0.64%		0.67%		1.00%		1.32%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.55	)%(x)(kk)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%	(0.51)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.55	)%(x)(kk)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%	(0.51)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.63	)%(x)(kk)	(0.30	)%(x)(gg)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%	(0.51)%
Portfolio turnover rate (z)^	2%		3%		9%		93%		85%	58%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013	2012
Net asset value, beginning of period	$12.01		$11.18		$11.93		$12.25		$8.29	$7.44

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.01	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.47		1.05		(0.69)		(0.24)		4.04	0.89

Total from investment operations	1.44		1.04		(0.72)		(0.32)		3.96	0.85

Less distributions:
Dividends from net investment income	—		—		(0.03)		—		—	—
Distributions from net realized gains	—		(0.21)		—		—		—	—

Total dividends and distributions	—		(0.21)		(0.03)		—		—	—

Net asset value, end of period	$13.45		$12.01		$11.18		$11.93		$12.25	$8.29

Total return (b)	11.99	%(jj)	9.34	%(ff)	(6.02	)%(bb)	(2.61)%		47.77%	11.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,495		$83,647		$84,337		$96,679		$112,748	$255,737
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(k)	0.48	%(k)	0.46	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55	%(k)	0.48	%(k)	0.46	%(k)	0.85	%(j)	1.27%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.63%		0.64%		0.67%		1.00%		1.32%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.55	)%(x)(ll)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%	(0.54)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.55	)%(x)(ll)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%	(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.63	)%(x)(ll)	(0.30	)%(x)(hh)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%	(0.54)%
Portfolio turnover rate (z)^	2%		3%		9%		93%		85%	58%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,
Class K			2013	2012
Net asset value, beginning of period	$12.43		$8.39	$7.51

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.83)		4.10	0.90

Total from investment operations	(0.85)		4.04	0.88

Net asset value, end of period	$11.58		$12.43	$8.39

Total return (b)	(6.84)%		48.15%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274	$240,397
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%		1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%		1.02%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%		1.07%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.67)%		(0.59)%	(0.29)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.67)%		(0.57)%	(0.29)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.69)%		(0.61)%	(0.30)%
Portfolio turnover rate (z)^	93%		85%	58%
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(dd)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.06%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.60)% before waivers, reimbursements and fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.59)% before waivers, reimbursements and fees paid indirectly.
(ii)	Includes income resulting from a litigation payment. Without this income, the total return would have been 11.80%.
(jj)	Includes income resulting from a litigation payment. Without this income, the total return would have been 11.74%.
(kk)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.70)% after waivers and reimbursements, (0.70)% after waivers, reimbursements and fees paid indirectly and (0.77)% before waivers, reimbursements and fees paid indirectly.
(ll)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.70)% after waivers and reimbursements, (0.70)% after waivers, reimbursements and fees paid indirectly and (0.77)% before waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
1290 VT Small Cap Value Portfolio	66.2%
1290 VT GAMCO Small Company Value Portfolio	33.2
Snow Capital Small Cap Value Fund, Institutional Class	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,005.50	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01
Class B
Actual	1,000.00	1,005.50	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.00

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.60% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT GAMCO Small Company Value Portfolio‡	895,323	$54,579,285
1290 VT Small Cap Value Portfolio‡	10,815,297	108,719,832
Snow Capital Small Cap Value Fund, Institutional Class*	33,104	995,437

Total Investments (100.1%) (Cost $134,768,241)		164,294,554
Other Assets Less Liabilities (-0.1%)		(219,133)

Net Assets (100%)		$164,075,421

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except Snow Capital Small Cap Value Fund.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT GAMCO Small Company Value Portfolio (a)	$42,451,517	$11,084,866	$691,929	$54,579,285	$—	$4,916
1290 VT Small Cap Value Portfolio (b)(aa)	68,821,504	913,031	17,535,747	108,719,832	—	1,207,502
AXA/Pacific Global Small Cap Value Portfolio (aa)	63,815,237	2,411,494	5,919,033	—	147,639	2,103,218

	$175,088,258	$14,409,391	$24,146,709	$163,299,117	$147,639	$3,315,636

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(b)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $55,401,527 (at a cost of $48,793,377), representing 6,506,892 shares of AXA/Pacific Global Small Cap Value Portfolio and 5,613,723 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$995,437	$163,299,117	$—	$164,294,554

Total Assets	$995,437	$163,299,117	$—	$164,294,554

Total Liabilities	$—	$—	$—	$—

Total	$995,437	$163,299,117	$—	$164,294,554

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivative contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,409,392
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,086,055

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,768,974
Aggregate gross unrealized depreciation	(49,000)

Net unrealized appreciation	$29,719,974

Federal income tax cost of investments	$134,574,580

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $133,723,771)	$163,299,117
Unaffiliated Issuers (Cost $1,044,470)	995,437
Receivable for securities sold	157,848
Receivable from Separate Accounts for Trust shares sold	32,650
Other assets	2,024

Total assets	164,487,076

LIABILITIES
Overdraft payable	156,912
Payable to Separate Accounts for Trust shares redeemed	94,845
Investment management fees payable	42,712
Distribution fees payable – Class B	30,882
Administrative fees payable	18,802
Trustees’ fees payable	5,774
Distribution fees payable – Class A	2,832
Accrued expenses	58,896

Total liabilities	411,655

NET ASSETS	$164,075,421

Net assets were comprised of:
Paid in capital	$389,281,784
Accumulated undistributed net investment income (loss)	(161,366)
Accumulated undistributed net realized gain (loss) on investments	(254,571,310)
Net unrealized appreciation (depreciation) on investments	29,526,313

Net assets	$164,075,421

Class A
Net asset value, offering and redemption price per share, $13,771,017 / 836,429 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.46

Class B
Net asset value, offering and redemption price per share, $150,304,404 / 9,123,114 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($147,639 of dividend income received from affiliates)	$148,446
Interest	37

Total income	148,483

EXPENSES
Distribution fees – Class B	193,654
Investment management fees	126,458
Administrative fees	117,919
Professional fees	22,036
Distribution fees – Class A	17,108
Custodian fees	11,425
Printing and mailing expenses	9,065
Recoupment fees	4,020
Trustees’ fees	2,534
Miscellaneous	1,173

Total expenses	505,392

NET INVESTMENT INCOME (LOSS)	(356,909)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,796,346 of realized gain (loss) from affiliates)	1,817,663
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,519,290

Net realized gain (loss)	3,336,953

Net change in unrealized appreciation (depreciation) on investments ($(2,051,823) of change in unrealized appreciation (depreciation) from affiliates)	(2,101,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,235,802

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$878,893

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(356,909)	$418,161
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	3,336,953	3,554,588
Net change in unrealized appreciation (depreciation) on investments	(2,101,151)	30,421,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	878,893	34,394,194

DIVIDENDS:
Dividends from net investment income
Class A	—	(167,413)
Class B	—	(1,946,771)

TOTAL DIVIDENDS	—	(2,114,184)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 23,572 and 41,724 shares, respectively ]	384,980	590,351
Capital shares issued in reinvestment of dividends [ 0 and 10,130 shares, respectively ]	—	167,413
Capital shares repurchased [ (38,745) and (87,391) shares, respectively ]	(636,134)	(1,227,064)

Total Class A transactions	(251,154)	(469,300)

Class B
Capital shares sold [ 305,062 and 1,040,226 shares, respectively ]	5,003,213	14,886,086
Capital shares issued in reinvestment of dividends [ 0 and 117,717 shares, respectively ]	—	1,946,771
Capital shares repurchased [ (1,098,236) and (2,200,841) shares, respectively ]	(17,925,731)	(29,078,157)

Total Class B transactions	(12,922,518)	(12,245,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,173,672)	(12,714,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,294,779)	19,565,410
NET ASSETS:
Beginning of period	176,370,200	156,804,790

End of period (a)	$164,075,421	$176,370,200

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(161,366)	$195,543

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class A			2016		2015		2014		2013	2012
Net asset value, beginning of period	$16.37		$13.23		$15.32		$16.17		$11.40	$9.81

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	0.04	(x)	—	#(x)	(0.05	)(x)	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.12		3.30		(2.01)		(0.77)		4.76	1.61

Total from investment operations	0.09		3.34		(2.01)		(0.82)		4.85	1.65

Less distributions:
Dividends from net investment income	—		(0.20)		(0.08)		(0.03)		(0.08)	(0.06)

Net asset value, end of period	$16.46		$16.37		$13.23		$15.32		$16.17	$11.40

Total return (b)	0.55%		25.22%		(13.14)%		(5.09)%		42.56%	16.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,771		$13,940		$11,735		$14,496		$17,119	$12,577
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(k)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.64	%(k)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%		0.61%		0.62%		0.93%		1.33%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.42	)%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	0.19	%(x)	(0.13	)%(x)	(0.39	)%(x)	0.59%	0.37%
Portfolio turnover rate (z)^	8%		11%		29%		47%		17%	14%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016		2015		2014		2013	2012
Net asset value, beginning of period	$16.38		$13.24		$15.33		$16.18		$11.41	$9.81

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	0.04	(x)	0.01	(x)	(0.05	)(x)	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.13		3.30		(2.02)		(0.77)		4.83	1.62

Total from investment operations	0.10		3.34		(2.01)		(0.82)		4.85	1.66

Less distributions:
Dividends from net investment income	—		(0.20)		(0.08)		(0.03)		(0.08)	(0.06)

Net asset value, end of period	$16.48		$16.38		$13.24		$15.33		$16.18	$11.41

Total return (b)	0.55%		25.20%		(13.13)%		(5.08)%		42.52%	16.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,304		$162,430		$145,069		$167,494		$194,185	$531,314
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(k)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.63	%(k)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.63%		0.60%		0.62%		0.93%		1.33%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.42	)%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.46	)%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.46	)%(x)	0.20	%(x)	(0.10	)%(x)	(0.39	)%(x)	0.12%	0.36%
Portfolio turnover rate (z)^	8%		11%		29%		47%		17%	14%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,
Class K			2013	2012
Net asset value, beginning of period	$16.17		$11.40	$9.81

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.18)		4.78	1.62

Total from investment operations	(0.18)		4.89	1.68

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)

Net asset value, end of period	$15.99		$16.17	$11.40

Total return (b)	(1.11)%		42.92%	17.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$113,216	$96,562
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%		1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.08%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.05)%		0.81%	0.56%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.05)%		0.81%	0.56%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.08)%		0.78%	0.56%
Portfolio turnover rate (z)^	47%		17%	14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	51.0%
Equity	49.0

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Equity 500 Index Portfolio	21.5%
EQ/Core Bond Index Portfolio	20.6
EQ/International Equity Index Portfolio	11.2
EQ/Quality Bond PLUS Portfolio	9.0
EQ/Global Bond PLUS Portfolio	7.7
1290 VT High Yield Bond Portfolio	7.4
EQ/PIMCO Ultra Short Bond Portfolio	6.3
EQ/Emerging Markets Equity PLUS Portfolio	4.2
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/MFS International Growth Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,057.80	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.73
Class K
Actual	1,000.00	1,059.03	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.47

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	444,429	$4,427,574
EQ/BlackRock Basic Value Equity Portfolio‡	72,975	1,676,073
EQ/Core Bond Index Portfolio‡	1,235,947	12,356,719
EQ/Emerging Markets Equity PLUS Portfolio‡	267,842	2,523,951
EQ/Equity 500 Index Portfolio‡	318,148	12,939,929
EQ/Global Bond PLUS Portfolio‡	507,285	4,619,040
EQ/International Equity Index Portfolio‡	717,793	6,758,112
EQ/MFS International Growth Portfolio‡	192,562	1,508,952
EQ/PIMCO Ultra Short Bond Portfolio‡	377,548	3,766,981
EQ/Quality Bond PLUS Portfolio‡	632,501	5,429,798
EQ/Small Company Index Portfolio‡	97,637	1,162,257
Multimanager Aggressive Equity Portfolio‡	13,465	727,056
Multimanager Mid Cap Growth Portfolio‡	94,404	955,352
Multimanager Mid Cap Value Portfolio‡	77,232	1,238,228

Total Investments (100.1%) (Cost $50,090,898)		60,090,022
Other Assets Less Liabilities (-0.1%)		(55,942)

Net Assets (100%)		$60,034,080

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT High Yield Bond Portfolio (a)	$4,356,143	$407,969	$534,462	$4,427,574	$—	$(1,128)
EQ/BlackRock Basic Value Equity Portfolio	1,752,955	211,380	262,378	1,676,073	—	11,525
EQ/Core Bond Index Portfolio	12,537,252	1,179,972	1,546,961	12,356,719	—	476
EQ/Emerging Markets Equity PLUS Portfolio	2,524,530	262,265	710,812	2,523,951	—	(27,954)
EQ/Equity 500 Index Portfolio	12,680,386	1,209,558	1,451,833	12,939,929	—	594,547
EQ/Global Bond PLUS Portfolio	4,175,290	804,159	527,737	4,619,040	—	4,267
EQ/International Equity Index Portfolio	6,653,027	539,101	1,237,242	6,758,112	—	(12,479)
EQ/MFS International Growth Portfolio	1,348,327	289,724	379,869	1,508,952	—	(4,156)
EQ/PIMCO Ultra Short Bond Portfolio	3,607,273	521,945	403,032	3,766,981	—	215
EQ/Quality Bond PLUS Portfolio	4,791,358	1,386,046	822,483	5,429,798	—	(108)
EQ/Small Company Index Portfolio	1,158,134	160,273	204,241	1,162,257	—	5,283
Multimanager Aggressive Equity Portfolio	655,262	72,852	69,352	727,056	—	25,886
Multimanager Mid Cap Growth Portfolio	880,778	96,500	116,778	955,352	—	9,985
Multimanager Mid Cap Value Portfolio	1,266,881	56,377	108,859	1,238,228	—	6,666

	$58,387,596	$7,198,121	$8,376,039	$60,090,022	$—	$613,025

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$60,090,022	$—	$60,090,022

Total Assets	$—	$60,090,022	$—	$60,090,022

Total Liabilities	$—	$—	$—	$—

Total	$—	$60,090,022	$—	$60,090,022

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,198,121
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,989,064

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,712,753
Aggregate gross unrealized depreciation	(752,641)

Net unrealized appreciation	$9,960,112

Federal income tax cost of investments	$50,129,910

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $50,090,898)	$60,090,022
Cash	7,281
Receivable from Separate Accounts for Trust shares sold	6,325
Dividends, interest and other receivables	104
Other assets	692

Total assets	60,104,424

LIABILITIES
Payable for securities purchased	6,992
Distribution fees payable – Class B	5,969
Administrative fees payable	3,196
Trustees’ fees payable	1,572
Payable to Separate Accounts for Trust shares redeemed	859
Accrued expenses	51,756

Total liabilities	70,344

NET ASSETS	$60,034,080

Net assets were comprised of:
Paid in capital	$67,660,519
Accumulated undistributed net investment income (loss)	(118,127)
Accumulated undistributed net realized gain (loss) on investments	(17,507,436)
Net unrealized appreciation (depreciation) on investments	9,999,124

Net assets	$60,034,080

Class B
Net asset value, offering and redemption price per share, $28,745,008 / 3,143,162 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.15

Class K
Net asset value, offering and redemption price per share, $31,289,072 / 3,419,294 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,454
Interest	171

Total income	1,625

EXPENSES
Custodian fees	42,607
Administrative fees	41,174
Distribution fees – Class B	35,989
Investment management fees	29,439
Professional fees	20,199
Printing and mailing expenses	3,168
Trustees’ fees	871
Miscellaneous	466

Gross expenses	173,913
Less: Waiver from investment manager	(51,377)

Net expenses	122,536

NET INVESTMENT INCOME (LOSS)	(120,911)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($613,025 of realized gain (loss) from affiliates)	613,095
Net change in unrealized appreciation (depreciation) on investments ($2,880,344 of change in unrealized appreciation (depreciation) from affiliates)	2,880,350

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,493,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,372,534

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(120,911)	$924,503
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	613,095	1,783,326
Net change in unrealized appreciation (depreciation) on investments	2,880,350	761,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,372,534	3,469,092

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(404,552)
Class K	—	(525,728)

	—	(930,280)

Distributions from net realized capital gains
Class B	—	(538,337)
Class K	—	(595,491)

	—	(1,133,828)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,064,108)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 567,336 and 393,972 shares, respectively ]	5,024,311	3,391,266
Capital shares issued in reinvestment of dividends and distributions [ 0 and 108,990 shares, respectively ]	—	942,889
Capital shares repurchased [ (652,523) and (788,702) shares, respectively ]	(5,825,785)	(6,836,056)

Total Class B transactions	(801,474)	(2,501,901)

Class K
Capital shares sold [ 352,254 and 477,833 shares, respectively ]	3,166,728	4,135,879
Capital shares issued in reinvestment of dividends and distributions [ 0 and 129,697 shares, respectively ]	—	1,121,219
Capital shares repurchased [ (507,747) and (1,020,554) shares, respectively ]	(4,502,578)	(8,886,933)

Total Class K transactions	(1,335,850)	(3,629,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,137,324)	(6,131,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,235,210	(4,726,752)
NET ASSETS:
Beginning of period	58,798,870	63,525,622

End of period (a)	$60,034,080	$58,798,870

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(118,127)	$2,784

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.65		$8.47	$8.85	$9.95	$9.13	$8.51

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12	0.10	0.10	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.52		0.36	(0.27)	0.20	1.16	0.81

Total from investment operations	0.50		0.48	(0.17)	0.30	1.27	0.92

Less distributions:
Dividends from net investment income	—		(0.13)	(0.10)	(0.12)	(0.13)	(0.12)
Distributions from net realized gains	—		(0.17)	(0.11)	(1.28)	(0.32)	(0.18)

Total dividends and distributions	—		(0.30)	(0.21)	(1.40)	(0.45)	(0.30)

Net asset value, end of period	$9.15		$8.65	$8.47	$8.85	$9.95	$9.13

Total return (b)	5.78%		5.69%	(1.88)%	2.91%	14.06%	10.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,745		$27,912	$29,766	$33,628	$35,782	$35,308
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.58%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.72%		0.71%	0.69%	0.73%	0.75%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.54)%		1.37%	1.08%	1.00%	1.10%	1.17%
Before waivers and reimbursements (a)(f)(x)	(0.71)%		1.24%	0.99%	0.88%	0.95%	1.05%
Portfolio turnover rate (z)^	12%		17%	23%	40%	27%	17%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.64		$8.47	$8.85	$9.94	$9.12	$8.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14	0.11	0.12	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.52		0.35	(0.25)	0.22	1.17	0.82

Total from investment operations	0.51		0.49	(0.14)	0.34	1.30	0.95

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)	(0.15)	(0.16)	(0.15)
Distributions from net realized gains	—		(0.17)	(0.11)	(1.28)	(0.32)	(0.18)

Total dividends and distributions	—		(0.32)	(0.24)	(1.43)	(0.48)	(0.33)

Net asset value, end of period	$9.15		$8.64	$8.47	$8.85	$9.94	$9.12

Total return (b)	5.90%		5.83%	(1.64)%	3.27%	14.36%	11.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,289		$30,887	$33,759	$41,241	$44,469	$41,448
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.29	%(j)	0.33%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.47%		0.46%	0.44%	0.48%	0.50%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.29)%		1.60%	1.28%	1.22%	1.38%	1.46%
Before waivers and reimbursements (a)(f)(x)	(0.46)%		1.47%	1.19%	1.09%	1.23%	1.34%
Portfolio turnover rate (z)^	12%		17%	23%	40%	27%	17%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	69.7%
Fixed Income	30.3

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Equity 500 Index Portfolio	32.9%
EQ/International Equity Index Portfolio	13.3
EQ/Core Bond Index Portfolio	11.1
EQ/Quality Bond PLUS Portfolio	5.7
EQ/Emerging Markets Equity PLUS Portfolio	5.6
EQ/Small Company Index Portfolio	5.6
EQ/MFS International Growth Portfolio	5.1
1290 VT High Yield Bond Portfolio	5.1
EQ/Global Bond PLUS Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	3.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,075.23	$2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.81
Class K
Actual	1,000.00	1,076.23	1.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.25	1.56

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	778,772	$7,758,426
EQ/BlackRock Basic Value Equity Portfolio‡	186,792	4,290,176
EQ/Core Bond Index Portfolio‡	1,700,812	17,004,332
EQ/Emerging Markets Equity PLUS Portfolio‡	903,942	8,518,103
EQ/Equity 500 Index Portfolio‡	1,237,781	50,343,834
EQ/Global Bond PLUS Portfolio‡	795,214	7,240,752
EQ/International Equity Index Portfolio‡	2,151,800	20,259,462
EQ/MFS International Growth Portfolio‡	999,267	7,830,427
EQ/PIMCO Ultra Short Bond Portfolio‡	557,159	5,559,048
EQ/Quality Bond PLUS Portfolio‡	1,017,295	8,733,121
EQ/Small Company Index Portfolio‡	713,119	8,488,880
Multimanager Aggressive Equity Portfolio‡	48,949	2,643,136
Multimanager Mid Cap Growth Portfolio‡	138,651	1,403,120
Multimanager Mid Cap Value Portfolio‡	176,173	2,824,496

Total Investments (100.0%) (Cost $122,080,969)		152,897,313
Other Assets Less Liabilities (0.0%)		(48,465)

Net Assets (100%)		$152,848,848

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT High Yield Bond Portfolio (a)	$6,846,475	$1,021,590	$442,218	$7,758,426	$—	$453
EQ/BlackRock Basic Value Equity Portfolio	4,135,748	643,355	454,586	4,290,176	—	4,837
EQ/Core Bond Index Portfolio	16,132,370	1,632,645	1,014,229	17,004,332	—	92
EQ/Emerging Markets Equity PLUS Portfolio	7,004,664	758,464	507,713	8,518,103	—	2,203
EQ/Equity 500 Index Portfolio	46,628,458	4,751,652	5,126,989	50,343,834	—	169,982
EQ/Global Bond PLUS Portfolio	5,565,110	1,826,062	393,158	7,240,752	—	526
EQ/International Equity Index Portfolio	17,460,568	1,732,471	1,174,947	20,259,462	—	1,615
EQ/MFS International Growth Portfolio	6,115,840	1,007,000	532,336	7,830,427	—	1,795
EQ/PIMCO Ultra Short Bond Portfolio	5,091,735	727,771	320,153	5,559,048	—	50
EQ/Quality Bond PLUS Portfolio	7,092,193	2,060,315	547,212	8,733,121	—	175
EQ/Small Company Index Portfolio	7,744,085	926,944	574,038	8,488,880	—	(140)
Multimanager Aggressive Equity Portfolio	2,194,741	274,008	155,131	2,643,136	—	2,837
Multimanager Mid Cap Growth Portfolio	1,205,495	173,574	126,728	1,403,120	—	4
Multimanager Mid Cap Value Portfolio	2,882,762	73,748	140,834	2,824,496	—	63,658

	$136,100,244	$17,609,599	$11,510,272	$152,897,313	$—	$248,087

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$152,897,313	$—	$152,897,313

Total Assets	$—	$152,897,313	$—	$152,897,313

Total Liabilities	$—	$—	$—	$—

Total	$—	$152,897,313	$—	$152,897,313

There were no transfers between Levels 1, 2 or 3 for the six months ended June 30, 2017.

The Portfolio held no derivatives contracts for the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,609,599
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,758,359

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,324,518
Aggregate gross unrealized depreciation	(653,503)

Net unrealized appreciation	$30,671,015

Federal income tax cost of investments	$122,226,298

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $122,080,969)	$152,897,313
Receivable from Separate Accounts for Trust shares sold	50,318
Receivable for securities sold	11,226
Dividends, interest and other receivables	41
Other assets	1,729

Total assets	152,960,627

LIABILITIES
Overdraft payable	10,484
Distribution fees payable – Class B	18,820
Administrative fees payable	17,574
Investment management fees payable	8,520
Trustees’ fees payable	2,747
Payable to Separate Accounts for Trust shares redeemed	314
Accrued expenses	53,320

Total liabilities	111,779

NET ASSETS	$152,848,848

Net assets were comprised of:
Paid in capital	$137,946,640
Accumulated undistributed net investment income (loss)	(327,138)
Accumulated undistributed net realized gain (loss) on investments	(15,586,998)
Net unrealized appreciation (depreciation) on investments	30,816,344

Net assets	$152,848,848

Class B
Net asset value, offering and redemption price per share, $91,557,730 / 8,537,664 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.72

Class K
Net asset value, offering and redemption price per share, $61,291,118 / 5,711,649 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,310
Interest	160

Total income	1,470

EXPENSES
Distribution fees – Class B	106,608
Administrative fees	101,815
Investment management fees	72,806
Custodian fees	43,847
Professional fees	21,696
Printing and mailing expenses	7,795
Trustees’ fees	2,082
Miscellaneous	1,019

Gross expenses	357,668
Less: Waiver from investment manager	(24,107)

Net expenses	333,561

NET INVESTMENT INCOME (LOSS)	(332,091)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($248,087 of realized gain (loss) from affiliates)	248,234
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	10,697,742

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,945,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,613,885

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(332,091)	$2,052,042
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	248,234	1,657,326
Net change in unrealized appreciation (depreciation) on investments	10,697,742	6,092,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,613,885	9,801,756

DIVIDENDS:
Dividends from net investment income
Class B	—	(1,080,864)
Class K	—	(983,931)

TOTAL DIVIDENDS	—	(2,064,795)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,473,041 and 1,312,755 shares, respectively ]	15,245,820	12,625,717
Capital shares issued in reinvestment of dividends and distributions [ 0 and 108,168 shares, respectively ]	—	1,080,864
Capital shares repurchased [ (613,465) and (1,077,019) shares, respectively ]	(6,383,712)	(10,493,239)

Total Class B transactions	8,862,108	3,213,342

Class K
Capital shares sold [ 458,235 and 582,944 shares, respectively ]	4,760,866	5,600,593
Capital shares issued in reinvestment of dividends and distributions [ 0 and 98,531 shares, respectively ]	—	983,931
Capital shares repurchased [ (730,916) and (1,060,075) shares, respectively ]	(7,617,975)	(10,255,733)

Total Class K transactions	(2,857,109)	(3,671,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,004,999	(457,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,618,884	7,279,094
NET ASSETS:
Beginning of period	136,229,964	128,950,870

End of period (a)	$152,848,848	$136,229,964

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(327,138)	$4,953

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class B			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.97		$9.42	$9.87	$10.67	$9.23	$8.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14	0.12	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.78		0.55	(0.32)	0.32	1.63	0.96

Total from investment operations	0.75		0.69	(0.20)	0.44	1.75	1.07

Less distributions:
Dividends from net investment income	—		(0.14)	(0.12)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—		—	(0.13)	(1.10)	(0.18)	(0.11)

Total dividends and distributions	—		(0.14)	(0.25)	(1.24)	(0.31)	(0.24)

Net asset value, end of period	$10.72		$9.97	$9.42	$9.87	$10.67	$9.23

Total return (b)	7.52%		7.34%	(1.98)%	4.04%	19.06%	12.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,558		$76,579	$69,065	$67,492	$62,418	$52,292
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.59%		0.61%	0.60%	0.65%	0.69%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.56)%		1.48%	1.21%	1.12%	1.17%	1.21%
Before waivers (a)(f)(x)	(0.59)%		1.46%	1.20%	1.07%	1.09%	1.14%
Portfolio turnover rate (z)^	8%		16%	22%	36%	25%	21%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.97		$9.41	$9.87	$10.67	$9.23	$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.15	0.14	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.78		0.58	(0.32)	0.32	1.63	0.96

Total from investment operations	0.76		0.73	(0.18)	0.46	1.78	1.10

Less distributions:
Dividends from net investment income	—		(0.17)	(0.15)	(0.16)	(0.16)	(0.15)
Distributions from net realized gains	—		—	(0.13)	(1.10)	(0.18)	(0.11)

Total dividends and distributions	—		(0.17)	(0.28)	(1.26)	(0.34)	(0.26)

Net asset value, end of period	$10.73		$9.97	$9.41	$9.87	$10.67	$9.23

Total return (b)	7.62%		7.73%	(1.84)%	4.31%	19.36%	13.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,291		$59,651	$59,886	$62,392	$61,851	$49,692
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.34%		0.36%	0.35%	0.40%	0.44%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.31)%		1.61%	1.43%	1.32%	1.47%	1.59%
Before waivers (a)(f)(x)	(0.34)%		1.59%	1.42%	1.27%	1.39%	1.52%
Portfolio turnover rate (z)^	8%		16%	22%	36%	25%	21%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	81.0%
Fixed Income	19.0

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Equity 500 Index Portfolio	41.0%
EQ/International Equity Index Portfolio	14.4
EQ/Small Company Index Portfolio	7.2
EQ/Core Bond Index Portfolio	7.2
EQ/MFS International Growth Portfolio	6.8
EQ/Emerging Markets Equity PLUS Portfolio	6.0
EQ/Quality Bond PLUS Portfolio	3.5
1290 VT High Yield Bond Portfolio	3.2
EQ/Global Bond PLUS Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,085.46	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.91
Class K
Actual	1,000.00	1,086.44	1.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	365,319	$3,639,451
EQ/BlackRock Basic Value Equity Portfolio‡	128,512	2,951,610
EQ/Core Bond Index Portfolio‡	828,153	8,279,685
EQ/Emerging Markets Equity PLUS Portfolio‡	728,487	6,864,743
EQ/Equity 500 Index Portfolio‡	1,160,928	47,218,025
EQ/Global Bond PLUS Portfolio‡	368,487	3,355,223
EQ/International Equity Index Portfolio‡	1,762,510	16,594,252
EQ/MFS International Growth Portfolio‡	1,000,718	7,841,796
EQ/PIMCO Ultra Short Bond Portfolio‡	253,006	2,524,366
EQ/Quality Bond PLUS Portfolio‡	467,466	4,013,030
EQ/Small Company Index Portfolio‡	698,857	8,319,108

Multimanager Aggressive Equity Portfolio‡	21,674	$1,170,359
Multimanager Mid Cap Growth Portfolio‡	97,967	991,401
Multimanager Mid Cap Value Portfolio‡	77,749	1,246,508

Total Investments (100.0%) (Cost $89,356,539)		115,009,557
Other Assets Less Liabilities (0.0%)		(10,361)

Net Assets (100%)		$114,999,196

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT High Yield Bond Portfolio (a)	$3,116,252	$521,181	$152,168	$3,639,451	$—	$108
EQ/BlackRock Basic Value Equity Portfolio	2,794,939	458,956	277,821	2,951,610	—	1,391
EQ/Core Bond Index Portfolio	7,485,161	1,036,140	366,191	8,279,685	—	(45)
EQ/Emerging Markets Equity PLUS Portfolio	5,621,168	519,764	292,028	6,864,743	—	(166)
EQ/Equity 500 Index Portfolio	42,997,427	3,389,764	3,090,114	47,218,025	—	33,332
EQ/Global Bond PLUS Portfolio	2,619,021	767,797	141,367	3,355,223	—	72
EQ/International Equity Index Portfolio	14,266,978	1,219,943	718,380	16,594,252	—	606
EQ/MFS International Growth Portfolio	6,245,446	697,800	347,410	7,841,796	—	769
EQ/PIMCO Ultra Short Bond Portfolio	2,434,873	174,171	112,343	2,524,366	—	11
EQ/Quality Bond PLUS Portfolio	3,587,271	584,173	215,762	4,013,030	—	(38)
EQ/Small Company Index Portfolio	7,654,552	709,918	427,713	8,319,108	—	29
Multimanager Aggressive Equity Portfolio	936,387	216,246	125,341	1,170,359	—	938
Multimanager Mid Cap Growth Portfolio	863,266	70,917	49,529	991,401	—	(6)
Multimanager Mid Cap Value Portfolio	1,264,894	22,598	47,540	1,246,508	—	25,149

	$101,887,635	$10,389,368	$6,363,707	$115,009,557	$—	$62,150

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$115,009,557	$—	$115,009,557

Total Assets	$—	$115,009,557	$—	$115,009,557

Total Liabilities	$—	$—	$—	$—

Total	$—	$115,009,557	$—	$115,009,557

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,389,368
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,425,857

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,811,314
Aggregate gross unrealized depreciation	(273,184)

Net unrealized appreciation	$25,538,130

Federal income tax cost of investments	$89,471,427

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $89,356,539)	$115,009,557
Receivable from Separate Accounts for Trust shares sold	87,158
Receivable for securities sold	15,514
Dividends, interest and other receivables	9
Other assets	1,308

Total assets	115,113,546

LIABILITIES
Overdraft payable	3,650
Distribution fees payable – Class B	16,883
Administrative fees payable	13,173
Payable for securities purchased	11,307
Payable to Separate Accounts for Trust shares redeemed	10,060
Investment management fees payable	5,655
Trustees’ fees payable	1,793
Accrued expenses	51,829

Total liabilities	114,350

NET ASSETS	$114,999,196

Net assets were comprised of:
Paid in capital	$97,520,133
Accumulated undistributed net investment income (loss)	(271,791)
Accumulated undistributed net realized gain (loss) on investments	(7,902,164)
Net unrealized appreciation (depreciation) on investments	25,653,018

Net assets	$114,999,196

Class B
Net asset value, offering and redemption price per share, $82,349,212 / 7,454,388 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.05

Class K
Net asset value, offering and redemption price per share, $32,649,984 / 2,953,019 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$992
Interest	126

Total income	1,118

EXPENSES
Distribution fees – Class B	96,282
Administrative fees	76,418
Investment management fees	54,645
Custodian fees	43,739
Professional fees	21,051
Printing and mailing expenses	5,830
Trustees’ fees	1,551
Miscellaneous	756

Gross expenses	300,272
Less: Waiver from investment manager	(22,944)

Net expenses	277,328

NET INVESTMENT INCOME (LOSS)	(276,210)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($62,150 of realized gain (loss) from affiliates)	62,186
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	9,096,261

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,158,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,882,237

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(276,210)	$1,440,775
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	62,186	1,168,637
Net change in unrealized appreciation (depreciation) on investments	9,096,261	4,977,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,882,237	7,587,372

DIVIDENDS:
Dividends from net investment income
Class B	—	(946,503)
Class K	—	(502,851)

TOTAL DIVIDENDS	—	(1,449,354)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 883,921 and 1,120,503 shares, respectively ]	9,416,712	10,930,350
Capital shares issued in reinvestment of dividends and distributions [ 0 and 92,675 shares, respectively ]	—	946,503
Capital shares repurchased [ (362,529) and (734,210) shares, respectively ]	(3,882,219)	(7,180,901)

Total Class B transactions	5,534,493	4,695,952

Class K
Capital shares sold [ 249,580 and 425,924 shares, respectively ]	2,664,905	4,092,051
Capital shares issued in reinvestment of dividends and distributions [ 0 and 49,257 shares, respectively ]	—	502,851
Capital shares repurchased [ (400,318) and (354,065) shares, respectively ]	(4,288,789)	(3,394,124)

Total Class K transactions	(1,623,884)	1,200,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,910,609	5,896,730

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,792,846	12,034,748
NET ASSETS:
Beginning of period	102,206,350	90,171,602

End of period (a)	$114,999,196	$102,206,350

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(271,791)	$4,419

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.18		$9.56	$10.04	$10.86	$9.18	$8.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14	0.12	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.90		0.62	(0.32)	0.37	1.90	1.06

Total from investment operations	0.87		0.76	(0.20)	0.50	2.02	1.17

Less distributions:
Dividends from net investment income	—		(0.14)	(0.13)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—		—	(0.15)	(1.18)	(0.21)	(0.14)

Total dividends and distributions	—		(0.14)	(0.28)	(1.32)	(0.34)	(0.27)

Net asset value, end of period	$11.05		$10.18	$9.56	$10.04	$10.86	$9.18

Total return (b)	8.55%		7.94%	(1.98)%	4.50%	22.16%	14.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,349		$70,609	$61,678	$59,151	$54,174	$42,962
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.62%		0.65%	0.65%	0.72%	0.78%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		1.46%	1.24%	1.17%	1.20%	1.23%
Before waivers and reimbursements (a)(f)(x)	(0.62)%		1.40%	1.19%	1.05%	1.02%	1.07%
Portfolio turnover rate (z)^	6%		10%	19%	30%	23%	23%

Class K	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.18		$9.55	$10.04	$10.86	$9.17	$8.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16	0.14	0.15	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.90		0.64	(0.33)	0.38	1.91	1.03

Total from investment operations	0.88		0.80	(0.19)	0.53	2.06	1.18

Less distributions:
Dividends from net investment income	—		(0.17)	(0.15)	(0.17)	(0.16)	(0.15)
Distributions from net realized gains	—		—	(0.15)	(1.18)	(0.21)	(0.14)

Total dividends and distributions	—		(0.17)	(0.30)	(1.35)	(0.37)	(0.29)

Net asset value, end of period	$11.06		$10.18	$9.55	$10.04	$10.86	$9.17

Total return (b)	8.64%		8.32%	(1.83)%	4.76%	22.60%	14.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,650		$31,598	$28,494	$27,674	$25,591	$19,777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.37%		0.40%	0.40%	0.47%	0.53%	0.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.33)%		1.67%	1.41%	1.40%	1.48%	1.70%
Before waivers and reimbursements (a)(f)(x)	(0.37)%		1.61%	1.36%	1.28%	1.30%	1.54%
Portfolio turnover rate (z)^	6%		10%	19%	30%	23%	23%

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	90.5%
Fixed Income	9.5

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Equity 500 Index Portfolio	46.1%
EQ/International Equity Index Portfolio	16.3
EQ/Small Company Index Portfolio	7.8
EQ/MFS International Growth Portfolio	7.6
EQ/Emerging Markets Equity PLUS Portfolio	6.6
EQ/Core Bond Index Portfolio	3.6
EQ/BlackRock Basic Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.0
EQ/Quality Bond PLUS Portfolio	1.4
EQ/Global Bond PLUS Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,093.07	$3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	2.94
Class K
Actual	1,000.00	1,094.15	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.69

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	172,850	$1,721,994
EQ/BlackRock Basic Value Equity Portfolio‡	119,132	2,736,190
EQ/Core Bond Index Portfolio‡	313,881	3,138,106
EQ/Emerging Markets Equity PLUS Portfolio‡	615,673	5,801,663
EQ/Equity 500 Index Portfolio‡	998,000	40,591,307
EQ/Global Bond PLUS Portfolio‡	118,293	1,077,104
EQ/International Equity Index Portfolio‡	1,523,056	14,339,759
EQ/MFS International Growth Portfolio‡	856,016	6,707,884
EQ/PIMCO Ultra Short Bond Portfolio‡	94,076	938,644
EQ/Quality Bond PLUS Portfolio‡	141,992	1,218,949
EQ/Small Company Index Portfolio‡	576,115	6,858,000
Multimanager Aggressive Equity Portfolio‡	16,748	904,357
Multimanager Mid Cap Growth Portfolio‡	73,790	746,736
Multimanager Mid Cap Value Portfolio‡	65,479	1,049,791

Total Investment Companies (100.1%) (Cost $68,711,447)		87,830,484

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	194,108	$194,166

Total Short-Term Investment (0.2%) (Cost $194,171)		194,166

Total Investments (100.3%) (Cost $68,905,618)		88,024,650
Other Assets Less Liabilities (-0.3%)		(295,796)

Net Assets (100%)		$87,728,854

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT High Yield Bond Portfolio (a)	$1,292,191	$413,819	$55,283	$1,721,994	$—	$29
EQ/BlackRock Basic Value Equity Portfolio	2,612,470	447,880	300,550	2,736,190	—	(75)
EQ/Core Bond Index Portfolio	2,636,136	538,929	83,572	3,138,106	—	(11)
EQ/Emerging Markets Equity PLUS Portfolio	4,653,403	470,599	168,314	5,801,663	—	123
EQ/Equity 500 Index Portfolio	35,651,942	3,210,964	1,577,605	40,591,307	—	7,023
EQ/Global Bond PLUS Portfolio	970,602	106,221	38,975	1,077,104	—	6
EQ/International Equity Index Portfolio	12,027,422	1,180,126	420,423	14,339,759	—	12
EQ/MFS International Growth Portfolio	5,192,859	734,406	270,356	6,707,884	—	9
EQ/PIMCO Ultra Short Bond Portfolio	834,186	115,883	21,334	938,644	—	1
EQ/Quality Bond PLUS Portfolio	1,115,492	134,591	48,406	1,218,949	—	(9)
EQ/Small Company Index Portfolio	6,109,178	680,216	240,700	6,858,000	—	(28)
Multimanager Aggressive Equity Portfolio	662,513	210,558	73,795	904,357	—	349
Multimanager Mid Cap Growth Portfolio	641,556	37,512	11,924	746,736	—	(5)
Multimanager Mid Cap Value Portfolio	1,061,010	19,228	37,222	1,049,791	—	19,693

	$75,460,960	$8,300,932	$3,348,459	$87,830,484	$—	$27,117

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$87,830,484	$—	$87,830,484
Short-Term Investments
Investment Companies	194,166	—	—	194,166

Total Assets	$194,166	$87,830,484	$—	$88,024,650

Total Liabilities	$—	$—	$—	$—

Total	$194,166	$87,830,484	$—	$88,024,650

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,300,932
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,375,576

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,115,305
Aggregate gross unrealized depreciation	(31,869)

Net unrealized appreciation	$19,083,436

Federal income tax cost of investments	$68,941,214

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $68,711,447)	$87,830,484
Unaffiliated Issuers (Cost $194,171)	194,166
Receivable from Separate Accounts for Trust shares sold	46,907
Dividends, interest and other receivables	48
Other assets	977

Total assets	88,072,582

LIABILITIES
Overdraft payable	14,616
Payable for securities purchased	179,131
Payable to Separate Accounts for Trust shares redeemed	70,818
Distribution fees payable – Class B	14,745
Administrative fees payable	10,045
Investment management fees payable	2,273
Trustees’ fees payable	1,213
Accrued expenses	50,887

Total liabilities	343,728

NET ASSETS	$87,728,854

Net assets were comprised of:
Paid in capital	$73,861,593
Accumulated undistributed net investment income (loss)	(218,541)
Accumulated undistributed net realized gain (loss) on investments	(5,033,230)
Net unrealized appreciation (depreciation) on investments	19,119,032

Net assets	$87,728,854

Class B
Net asset value, offering and redemption price per share, $72,042,495 / 6,528,527 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

Class K
Net asset value, offering and redemption price per share, $15,686,359 / 1,420,857 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$552
Interest	51

Total income	603

EXPENSES
Distribution fees – Class B	83,959
Administrative fees	57,471
Custodian fees	43,852
Investment management fees	41,097
Professional fees	20,611
Printing and mailing expenses	4,372
Trustees’ fees	1,153
Miscellaneous	556

Gross expenses	253,071
Less: Waiver from investment manager	(30,604)

Net expenses	222,467

NET INVESTMENT INCOME (LOSS)	(221,864)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($27,117 of realized gain (loss) from affiliates)	27,132
Net change in unrealized appreciation (depreciation) on investments ($7,417,051 of change in unrealized appreciation (depreciation) from affiliates)	7,417,049

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,444,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,222,317

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(221,864)	$1,024,304
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	27,132	911,441
Net change in unrealized appreciation (depreciation) on investments	7,417,049	4,104,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,222,317	6,040,442

DIVIDENDS:
Dividends from net investment income
Class B	—	(808,478)
Class K	—	(221,001)

TOTAL DIVIDENDS	—	(1,029,479)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 850,167 and 1,069,378 shares, respectively ]	8,974,011	10,224,097
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,761 shares, respectively ]	—	808,478
Capital shares repurchased [ (396,995) and (579,769) shares, respectively ]	(4,173,094)	(5,583,419)

Total Class B transactions	4,800,917	5,449,156

Class K
Capital shares sold [ 148,934 and 188,382 shares, respectively ]	1,575,127	1,796,660
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,821 shares, respectively ]	—	221,001
Capital shares repurchased [ (125,252) and (94,661) shares, respectively ]	(1,330,582)	(922,740)

Total Class K transactions	244,545	1,094,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,045,462	6,544,077

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,267,779	11,555,040
NET ASSETS:
Beginning of period	75,461,075	63,906,035

End of period (a)	$87,728,854	$75,461,075

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(218,541)	$3,323

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.10		$9.42	$9.93	$10.73	$8.81	$7.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14	0.13	0.14	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.97		0.68	(0.34)	0.38	2.10	1.08

Total from investment operations	0.94		0.82	(0.21)	0.52	2.22	1.21

Less distributions:
Dividends from net investment income	—		(0.14)	(0.13)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—		—	(0.17)	(1.18)	(0.17)	(0.14)

Total dividends and distributions	—		(0.14)	(0.30)	(1.32)	(0.30)	(0.27)

Net asset value, end of period	$11.04		$10.10	$9.42	$9.93	$10.73	$8.81

Total return (b)	9.31%		8.65%	(2.18)%	4.73%	25.31%	15.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,042		$61,361	$51,847	$46,316	$39,901	$30,093
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.66%		0.70%	0.73%	0.81%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.59)%		1.45%	1.29%	1.27%	1.22%	1.47%
Before waivers and reimbursements (a)(f)(x)	(0.66)%		1.35%	1.16%	1.06%	0.91%	1.13%
Portfolio turnover rate (z)^	4%		6%	16%	32%	26%	25%

Class K	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.09		$9.41	$9.92	$10.72	$8.81	$7.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16	0.15	0.14	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.97		0.68	(0.34)	0.41	2.07	1.09

Total from investment operations	0.95		0.84	(0.19)	0.55	2.23	1.24

Less distributions:
Dividends from net investment income	—		(0.16)	(0.15)	(0.17)	(0.15)	(0.15)
Distributions from net realized gains	—		—	(0.17)	(1.18)	(0.17)	(0.14)

Total dividends and distributions	—		(0.16)	(0.32)	(1.35)	(0.32)	(0.29)

Net asset value, end of period	$11.04		$10.09	$9.41	$9.92	$10.72	$8.81

Total return (b)	9.42%		8.93%	(1.94)%	4.99%	25.51%	15.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,686		$14,100	$12,059	$11,331	$10,301	$7,042
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.41%		0.45%	0.48%	0.56%	0.67%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%		1.65%	1.47%	1.28%	1.63%	1.75%
Before waivers and reimbursements (a)(f)(x)	(0.41)%		1.55%	1.34%	1.07%	1.31%	1.41%
Portfolio turnover rate (z)^	4%		6%	16%	32%	26%	25%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	100.0%
Fixed Income	0.0	#

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Equity 500 Index Portfolio	46.7%
EQ/International Equity Index Portfolio	15.2
EQ/MFS International Growth Portfolio	12.1
EQ/Small Company Index Portfolio	9.9
EQ/Emerging Markets Equity PLUS Portfolio	7.1
EQ/BlackRock Basic Value Equity Portfolio	5.2
Multimanager Aggressive Equity Portfolio	2.8
Multimanager Mid Cap Value Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.3
JPMorgan Prime Money Market Fund, IM Shares	0.0	#

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class B
Actual	$1,000.00	$1,101.50	$2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.87
Class K
Actual	1,000.00	1,103.63	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	1.61

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	27,827	$639,119
EQ/Emerging Markets Equity PLUS Portfolio‡	93,109	877,389
EQ/Equity 500 Index Portfolio‡	142,698	5,803,927
EQ/International Equity Index Portfolio‡	200,378	1,886,583
EQ/MFS International Growth Portfolio‡	192,316	1,507,023
EQ/Small Company Index Portfolio‡	103,669	1,234,067
Multimanager Aggressive Equity Portfolio‡	6,454	348,478
Multimanager Mid Cap Growth Portfolio‡	3,560	36,030
Multimanager Mid Cap Value Portfolio‡	5,123	82,134

Total Investment Companies (100.3%) (Cost $11,517,908)		12,414,750

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	5,895	$5,897

Total Short-Term Investment (0.0%) (Cost $5,897)		5,897

Total Investments (100.3%) (Cost $11,523,805)		12,420,647
Other Assets Less Liabilities (-0.3%)		(38,296)

Net Assets (100%)		$12,382,351

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$514,437	$151,098	$20,896	$639,119	$—	$(58)
EQ/Emerging Markets Equity PLUS Portfolio	622,197	159,916	23,036	877,389	—	69
EQ/Equity 500 Index Portfolio	4,447,036	1,074,852	154,573	5,803,927	—	25
EQ/International Equity Index Portfolio	1,357,017	397,979	57,470	1,886,583	—	259
EQ/MFS International Growth Portfolio	1,061,781	255,370	36,263	1,507,023	—	36
EQ/Small Company Index Portfolio	967,506	250,276	36,650	1,234,067	—	4
Multimanager Aggressive Equity Portfolio	231,715	92,058	13,434	348,478	—	(4)
Multimanager Mid Cap Growth Portfolio	24,168	10,065	1,540	36,030	—	(1)
Multimanager Mid Cap Value Portfolio	75,083	5,994	863	82,134	—	— #

	$9,300,940	$2,397,608	$344,725	$12,414,750	$—	$330

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$12,414,750	$—	$12,414,750
Short-Term Investments
Investment Companies	5,897	—	—	5,897

Total Assets	$5,897	$12,414,750	$—	$12,420,647

Total Liabilities	$—	$—	$—	$—

Total	$5,897	$12,414,750	$—	$12,420,647

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,397,608
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$345,055

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$876,861
Aggregate gross unrealized depreciation	(38,828)

Net unrealized appreciation	$838,033

Federal income tax cost of investments	$11,582,614

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $11,517,908)	$12,414,750
Unaffiliated Issuers (Cost $5,897)	5,897
Receivable from Separate Accounts for Trust shares sold	7,241
Receivable for securities sold	5,776
Receivable from investment manager	4,688
Dividends, interest and other receivables	22
Other assets	389

Total assets	12,438,763

LIABILITIES
Overdraft payable	4,776
Payable to Separate Accounts for Trust shares redeemed	6,892
Payable for securities purchased	6,839
Distribution fees payable – Class B	1,254
Accrued expenses	36,651

Total liabilities	56,412

NET ASSETS	$12,382,351

Net assets were comprised of:
Paid in capital	$14,912,126
Accumulated undistributed net investment income (loss)	(23,572)
Accumulated undistributed net realized gain (loss) on investments	(3,403,045)
Net unrealized appreciation (depreciation) on investments	896,842

Net assets	$12,382,351

Class B
Net asset value, offering and redemption price per share, $6,178,739 / 599,193 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class K
Net asset value, offering and redemption price per share, $6,203,612 / 600,778 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$65
Interest	1

Total income	66

EXPENSES
Custodian fees	27,273
Professional fees	19,464
Administrative fees	7,618
Distribution fees – Class B	6,298
Investment management fees	5,448
Printing and mailing expenses	574
Trustees’ fees	145
Miscellaneous	85

Gross expenses	66,905
Less: Waiver from investment manager	(13,066)
Reimbursement from investment manager	(30,025)

Net expenses	23,814

NET INVESTMENT INCOME (LOSS)	(23,748)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($330 of realized gain (loss) from affiliates)	332
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	1,060,927

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,061,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,037,511

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(23,748)	$120,171
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	332	(3,395,314)
Net change in unrealized appreciation (depreciation) on investments	1,060,927	2,640,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,037,511	(634,962)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(42,897)
Class K	—	(77,334)

	—	(120,231)

Distributions from net realized capital gains
Class B	—	(159,356)
Class K	—	(343,343)

	—	(502,699)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(622,930)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 246,236 and 330,595 shares, respectively ]	2,437,397	3,056,308
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,555 shares, respectively ]	—	202,253
Capital shares repurchased [ (51,584) and (24,565) shares, respectively ]	(512,140)	(229,285)

Total Class B transactions	1,925,257	3,029,276

Class K
Capital shares sold [ 19,545 and 13,590 shares, respectively ]	193,835	126,329
Capital shares issued in reinvestment of dividends and distributions [ 0 and 44,766 shares, respectively ]	—	420,677
Capital shares repurchased [ (4,768) and (2,531,637) shares, respectively ]	(47,562)	(22,018,095)

Total Class K transactions	146,273	(21,471,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,071,530	(18,441,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,109,041	(19,699,705)
NET ASSETS:
Beginning of period	9,273,310	28,973,015

End of period (a)	$12,382,351	$9,273,310

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(23,572)	$176

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.24	0.28
Net realized and unrealized gain (loss) on investments	0.98		0.63 †	(0.90)

Total from investment operations	0.95		0.87	(0.62)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.13)
Distributions from net realized gains	—		(0.64)	(0.01)

Total dividends and distributions	—		(0.75)	(0.14)

Net asset value, end of period	$10.31		$9.36	$9.24

Total return (b)	10.15%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,179		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	1.36%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.57)%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.36)%		1.10%	4.13	%(l)
Portfolio turnover rate (z)^	3%		33%	1%

Class K	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.07	0.14
Net realized and unrealized gain (loss) on investments	0.99		0.82 †	(0.74)

Total from investment operations	0.97		0.89	(0.60)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.15)
Distributions from net realized gains	—		(0.64)	(0.01)

Total dividends and distributions	—		(0.77)	(0.16)

Net asset value, end of period	$10.33		$9.36	$9.24

Total return (b)	10.36%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,204		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32	%(j)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	1.12%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.32)%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.11)%		(0.09)%	1.95	%(l)
Portfolio turnover rate (z)^	3%		33%	1%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighteen diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as a “fund of funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each, an “AXA Allocation Portfolio” and together, the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (each, a “Charter Allocation Portfolio” and together, the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within EQAT and unaffiliated mutual funds and exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; management believes that the adoption of this rule will have no material effect on the Portfolios’ net assets or results of operations.

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

(“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

of pricing models and related discounts. For those securities, which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2017, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market, and may be riskier than investments in other types of securities.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2016, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryforwards (CharterSM Multi-Sector Bond, CharterSM Small Cap Value, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation), Wash Sale Loss Deferrals (Target 2055 Allocation), Loss Deferrals due to investments in affiliated Fund of Fund Investments (AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, AXA Aggressive Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation), Partnership Basis Adjustments (CharterSM Growth and CharterSM Aggressive Growth) and Conversion Transactions (AXA Moderate-Plus Allocation and AXA Aggressive Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2016 and December 31, 2015, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$14,244,205	$16,816,922	$62,367	$11,881,836	$12,296,344	$24,695,506	$230,326	$10,319,134
AXA Conservative-Plus Allocation	13,812,322	36,852,077	104,097	15,546,017	13,765,821	52,675,518	208,257	18,202,417
AXA Moderate Allocation	74,296,779	252,003,032	1,757,470	92,875,566	81,509,431	310,234,247	1,694,495	130,018,320

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Moderate-Plus Allocation	$81,989,523	$392,997,482	$8,503	$155,660,927	$99,150,913	$462,627,307	$1,524,141	$227,295,077
AXA Aggressive Allocation	29,589,635	145,772,833	—	59,813,772	35,023,649	210,731,542	1,052,846	114,942,716
CharterSM Conservative	534,649	27,294	—	29,722	244,574	77,768	—	7,690
CharterSM Moderate	378,663	109,477	—	21,742	270,914	138,185	—	90,219
CharterSM Moderate Growth	299,704	169,243	—	—	244,110	123,869	—	132,659
CharterSM Growth	145,075	75,498	—	21,653	229,310	194,742	—	112,782
CharterSM Aggressive Growth	46,041	—	—	—	76,484	136,914	—	70,665
CharterSM Multi-Sector Bond	3,871,361	—	—	—	3,565,092	—	—	—
CharterSM Small Cap Growth	—	1,514,658	—	1,208,915	247,194	1,034	—	1,173,363
CharterSM Small Cap Value	2,114,184	—	—	—	923,978	—	—	—
Target 2015 Allocation	955,926	1,108,182	17,276	666,397	917,151	770,140	—	39,668
Target 2025 Allocation	2,064,795	—	153	—	1,891,608	1,682,035	—	—
Target 2035 Allocation	1,449,354	—	199	—	1,263,397	1,362,087	—	—
Target 2045 Allocation	1,029,479	—	588	—	902,417	1,016,896	—	—
Target 2055 Allocation	120,828	502,102	—	—	459,364	28,850	—	502,870

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
CharterSM Aggressive Growth	$8,410
CharterSM Multi-Sector Bond	378,748

There was no Return of Capital for 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2016 as follows:

	Expiring
Portfolios:	2017	2018	Total	Utilized
CharterSM Multi-Sector Bond	$507,367,626	$—	$507,367,626	$—
CharterSM Small Cap Value	257,902,125	—	257,902,125	3,047,808

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June 30, 2017 (Unaudited)

The following Portfolios utilized net capital loss carryforwards during 2016 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Aggressive Growth	$—	$—	$—	$6,234
CharterSM Multi-Sector Bond	5,801	271,349	764,779	264,435
Target 2025 Allocation	153,636	1,487,584	168,643	1,407,606
Target 2035 Allocation	19,297	1,170,200	337,892	234,935
Target 2045 Allocation	2,911	905,460	187,325	413,050
Target 2055 Allocation	—	—	3,344,392	—

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Adviser to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds and ETFs in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2017, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100	0.095	0.090
AXA Moderate Allocation	0.100	0.095	0.090
AXA Moderate-Plus Allocation	0.100	0.095	0.090
AXA Aggressive Allocation	0.100	0.095	0.090

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June 30, 2017 (Unaudited)

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500.

For the six month period ended June 30, 2017, for purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with those of the AXA Strategic Allocation Series Portfolios, All Asset Growth-Alt 20 Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Advisors Trust (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; 0.100% on the next $5 billion; and 0.095% thereafter.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2018 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

payments or waive its management, administrative and other fees so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation	1.00%	1.25%	1.25%
AXA Conservative Allocation	0.75	1.00	1.00
AXA Conservative-Plus Allocation	0.85	1.10	1.10
AXA Moderate Allocation	0.90	1.15	1.15
AXA Moderate-Plus Allocation	0.95	1.20	1.20
CharterSM Conservative*	N/A	N/A	1.25
CharterSM Moderate*	N/A	N/A	1.25
CharterSM Moderate Growth*	N/A	N/A	1.35
CharterSM Growth*	N/A	N/A	1.40
CharterSM Aggressive Growth*	N/A	N/A	1.45
CharterSM Small Cap Growth	1.20	1.45	1.45
CharterSM Small Cap Value	1.20	1.45	1.45
CharterSM Multi-Sector Bond	0.85	1.10	1.10
Target 2015 Allocation	0.85	1.10	1.10
Target 2025 Allocation	0.85	1.10	1.10
Target 2035 Allocation**	0.85	N/A	1.10
Target 2045 Allocation**	0.85	N/A	1.10
Target 2055 Allocation**	0.85	N/A	1.10

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B shares of this Portfolio.
**	The Trust offers only Class B and Class K shares of this Portfolio.

Prior to February 16, 2017, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class K	Class A+	Class B+
CharterSM Moderate*	N/A	N/A	1.30%

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B shares of this Portfolio.

Prior to May 1, 2017, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

principles, fees and expenses of other investment companies in which the Portfolios invest and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
Target 2015 Allocation	0.35%	0.60%	0.60%
Target 2025 Allocation	0.35	0.60	0.60
Target 2035 Allocation*	0.35	N/A	0.60
Target 2045 Allocation*	0.35	N/A	0.60
Target 2055 Allocation*	0.35	N/A	0.60

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B and Class K shares of this Portfolio.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

During the six months ended June 30, 2017, the following Portfolios incurred recoupment fees:

Portfolios:	Recoupment Fees
AXA Conservative-Plus Allocation	$3,974
CharterSM Small Cap Value	4,020

$7,994

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2017, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2017	2018	2019	2020	Total Eligible For Reimbursement
AXA Conservative Allocation	$558,756	$723,718	$862,082	$348,139	$2,492,695
AXA Conservative-Plus Allocation	117,655	1,397	141,076	1,088	261,216
CharterSM Conservative	130,806	208,223	201,250	92,478	632,757
CharterSM Moderate	128,342	213,810	195,749	97,870	635,771
CharterSM Moderate Growth	131,767	225,225	196,206	93,214	646,412
CharterSM Growth	129,892	220,014	199,830	90,257	639,993
CharterSM Aggressive Growth	128,900	223,475	208,837	90,323	651,535
CharterSM Multi-Sector Bond	—	73,615	162,677	68,655	304,947
CharterSM Small Cap Growth	48,707	128,582	130,166	33,550	341,005
CharterSM Small Cap Value	10,535	158,778	117,830	21,646	308,789
Target 2015 Allocation	—	—	—	17,059	17,059
Target 2025 Allocation	—	—	—	7,748	7,748
Target 2035 Allocation	—	—	—	7,212	7,212
Target 2045 Allocation	—	—	—	9,786	9,786
Target 2055 Allocation	—	—	—	14,438	14,438

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, FMG LLC voluntarily agreed to waive the following (voluntary waivers may be reduced or discontinued at anytime without notice and are not eligible for recoupment):

Portfolios:	Voluntary Waivers
AXA Conservative Allocation	$ 4,537
AXA Conservative-Plus Allocation	2,645
CharterSM Conservative	101
CharterSM Moderate	83
CharterSM Moderate Growth	77
CharterSM Growth	43
CharterSM Aggressive Growth	18
CharterSM Multi-Sector Bond	693
CharterSM Small Cap Growth	297
CharterSM Small Cap Value	304
Target 2015 Allocation	34,318
Target 2025 Allocation	16,359
Target 2035 Allocation	15,732
Target 2045 Allocation	20,818
Target 2055 Allocation	28,653

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by FMG LLC, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five- to twenty-year period as elected by such Former Trustee. At June 30, 2017, the total amount deferred by the Former Trustees participating in the Plan was $829,056.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2017, FMG LLC held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
Target 2055 Allocation	47.09%

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2017.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.98%	7.05%	35.28%	23.63%	4.14%
1290 VT Equity Income	1.56	2.73	17.07	30.49	12.95

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June 30, 2017 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT GAMCO Small Company Value	0.22%	0.32%	3.49%	5.58%	2.62%
1290 VT High Yield Bond	8.59	6.86	32.50	12.63	0.82
1290 VT Micro Cap	0.71	2.61	17.73	40.74	18.45
1290 VT Small Cap Value	—	3.12	20.04	30.26	10.58
AXA Global Equity Managed Volatility	0.29	1.47	9.22	15.24	5.47
AXA International Core Managed Volatility	0.33	0.76	7.16	11.50	5.21
AXA International Value Managed Volatility	0.29	0.79	5.36	10.69	6.38
AXA Large Cap Core Managed Volatility	0.83	1.67	9.45	16.32	7.04
AXA Large Cap Growth Managed Volatility	0.30	0.61	3.61	6.04	2.62
AXA Large Cap Value Managed Volatility	0.19	0.46	3.10	6.59	3.80
AXA/AB Small Cap Growth	0.17	0.68	9.38	15.67	5.49
AXA/Franklin Small Cap Value Managed Volatility	—	1.30	10.25	23.33	10.86
AXA/Loomis Sayles Growth	1.29	1.74	14.47	22.08	10.45
AXA/Morgan Stanley Small Cap Growth	0.78	1.06	16.14	39.50	18.77
ATM International Managed Volatility	1.18	3.39	29.59	46.35	19.49
ATM Large Cap Managed Volatility	2.23	4.03	26.82	44.12	22.80
ATM Mid Cap Managed Volatility	2.09	4.83	29.33	41.95	21.79
ATM Small Cap Managed Volatility	0.33	2.99	23.96	51.70	21.01
EQ/BlackRock Basic Value Equity	1.20	1.63	9.07	14.58	6.50
EQ/Core Bond Index	3.59	2.95	14.22	10.16	1.02
EQ/Global Bond PLUS	9.17	7.45	36.67	3.68	—
EQ/Intermediate Government Bond	5.23	4.28	20.23	14.55	1.52
EQ/International Equity Index	0.11	0.27	1.47	4.82	3.90
EQ/JPMorgan Value Opportunities	2.16	3.25	19.90	25.56	9.30
EQ/Large Cap Growth Index	0.12	0.17	0.94	2.08	2.51
EQ/MFS International Growth	1.16	2.87	25.46	30.72	13.82
EQ/PIMCO Ultra Short Bond	10.54	8.66	39.05	25.68	2.37
EQ/Quality Bond PLUS	1.56	1.51	8.41	6.51	0.70
EQ/T. Rowe Price Growth Stock	0.38	0.68	5.41	5.56	1.57
Multimanager Core Bond	5.77	4.86	24.83	17.76	1.83
Multimanager Mid Cap Growth	1.81	2.67	7.13	10.18	4.65
Multimanager Mid Cap Value	1.01	3.16	16.54	12.57	3.78

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	0.89%	2.21%	3.03%	3.58%	2.77%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.45	2.55	2.46	1.63	0.93	—	—	—
1290 VT Convertible Securities	13.96	10.90	7.20	2.86	1.04	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT DoubleLine Opportunistic Bond	—%	—%		—%		—%		—%		6.83%	—%	—%
1290 VT GAMCO Mergers & Acquisitions	0.16	0.18		0.20		0.08		0.02		—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02		0.02		0.01		0.01		—	—	1.71
1290 VT High Yield Bond	0.74	0.58		0.33		0.11		0.02		10.59	—	—
1290 VT Micro Cap	0.09	0.16		0.16		0.12		0.07		—	19.07	—
1290 VT Natural Resources	0.24	0.58		0.73		0.83		0.65		—	—	—
1290 VT Real Estate	0.40	0.89		1.05		1.08		0.80		—	—	—
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.48
1290 VT SmartBeta Equity	0.97	1.32		1.58		1.05		0.61		—	—	—
AXA/AB Small Cap Growth	0.02	0.02		0.03		0.02		0.01		—	—	—
AXA/ClearBridge Large Cap Growth	0.09	0.16		0.15		0.10		0.06		—	—	—
AXA/Janus Enterprise	0.05	0.09		0.09		0.06		0.03		—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.71	—
EQ/BlackRock Basic Value Equity	0.02	0.03		0.03		0.02		0.01		—	—	—
EQ/Capital Guardian Research	0.15	0.25		0.27		0.17		0.10		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.17	—	—
EQ/Emerging Markets Equity PLUS	0.60	0.92		1.07		0.69		0.38		—	—	—
EQ/Global Bond PLUS	0.70	0.50		0.31		0.10		0.02		—	—	—
EQ/Intermediate Government Bond	0.03	0.02		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	0.04	0.07		0.07		0.05		0.03		—	—	—
EQ/Invesco Comstock	0.13	0.25		0.24		0.15		0.09		—	—	—
EQ/MFS International Growth	0.03	0.05		0.05		0.03		0.02		—	—	—
EQ/PIMCO Global Real Return	2.31	1.76		1.04		0.32		0.06		13.30	—	—
EQ/PIMCO Ultra Short Bond	0.15	0.11		0.07		0.02		—	#	—	—	—
EQ/Quality Bond PLUS	—	—		—		—		—		2.83	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
EQ/T. Rowe Price Growth Stock	0.02%	0.04%	0.04%	0.03%	0.02%	—%	—%	—%
Multimanager Core Bond	0.28	0.20	0.13	0.04	0.01	—	—	—
Multimanager Mid Cap Value	0.21	0.41	0.41	0.26	0.15	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	2.31%	4.05%	1.90%	0.90%	—%
EQ/BlackRock Basic Value Equity	0.10	0.25	0.17	0.16	0.04
EQ/Core Bond Index	0.15	0.21	0.10	0.04	—
EQ/Emerging Markets Equity PLUS	4.98	16.82	13.55	11.46	1.73
EQ/Equity 500 Index	0.25	0.97	0.91	0.78	0.11
EQ/Global Bond PLUS	1.53	2.39	1.11	0.36	—
EQ/International Equity Index	0.38	1.14	0.93	0.80	0.11
EQ/MFS International Growth	0.10	0.53	0.53	0.46	0.10
EQ/PIMCO Ultra Short Bond	0.27	0.39	0.18	0.07	—
EQ/Quality Bond PLUS	0.34	0.55	0.25	0.08	—
EQ/Small Company Index	0.10	0.76	0.74	0.61	0.11
Multimanager Aggressive Equity	0.07	0.24	0.11	0.08	0.03
Multimanager Mid Cap Growth	0.54	0.79	0.56	0.42	0.02
Multimanager Mid Cap Value	0.63	1.44	0.64	0.54	0.04

Note 9	Substitution, Reorganization and In-Kind Transaction

The following transactions occurred during 2017:

After the close of business on May 19, 2017, CharterSM Moderate Portfolio acquired the net assets of the CharterSM International Moderate Portfolio, a series of the Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the CharterSM Moderate Portfolio issuing 831,598 Class B shares (valued at $8,545,655) in exchange for 877,366 Class B shares of the CharterSM International Moderate Portfolio. Securities held by CharterSM International Moderate Portfolio, with a value of $7,930,350 at May 19, 2017, were the principal assets acquired by CharterSM Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM Moderate Portfolio were recorded at fair value. CharterSM International Moderate Portfolio’s net assets at the merger date of $8,545,655 were combined with those of CharterSM Moderate Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of CharterSM Moderate Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment income of $13,967 and net realized and unrealized gain of $985,032, resulting in an increase in net assets from operations of $998,999. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Moderate Portfolio that have been included in CharterSM Moderate Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the CharterSM Moderate Portfolio totaled $25,821,636. Immediately after the combination, the net assets of the CharterSM Moderate Portfolio totaled $34,367,291.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

Note 10	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2017, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held July 18 - 20, 2017, the Board approved new Management fees for certain Portfolios to be effective September 1, 2017:

	(as a percentage of average daily net assets)
Portfolios:	First $2 billion	Next $4 billion	Next $3 billion	Thereafter
AXA Aggressive Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative-Plus Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Moderate Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Moderate-Plus Allocation	0.1000%	0.0925%	0.0900%	0.0875%

At the same meeting, the Board approved new Administration fees for the Portfolios to be effective September 1, 2017.

The new Administration fees are as follows:

Each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500.

For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with those of the AXA Strategic Allocation Series Portfolios, All Asset Growth — Alt 20 Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQAT (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; and 0.090% thereafter.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (formerly, EQ/GAMCO Small Company Value Portfolio) (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2017 (Unaudited)

alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

VIP — PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of the Trust approved the election of Steven M. Joenk, Mark A. Barnard, Thomas W. Brock, Donald E. Foley, Christopher P.A. Komisarjevsky, H. Thomas McMeekin, Gloria D. Reeg, Gary S. Schpero, Kenneth L. Walker and Caroline L. Williams to serve as the Board of Trustees of the Trust. The results of the shareholder vote are as follows:

Shareholders of All Portfolios Vote Collectively	For	Against	Abstain
Mark A. Barnard	2,083,283,279.834	113,924,207.980	N/A
Thomas W. Brock	2,082,977,768.016	114,229,719.798	N/A
Donald E. Foley	2,082,807,345.738	114,400,142.076	N/A
Steven M. Joenk	2,082,798,231.244	114,409,256.570	N/A
Christopher P.A. Komisarjevsky	2,079,471,722.071	117,735,765.743	N/A
H. Thomas McMeekin	2,085,162,503.606	112,044,984.208	N/A
Gloria D. Reeg	2,082,667,003.825	114,540,483.989	N/A
Gary S. Schpero	2,082,612,293.367	114,595,194.447	N/A
Kenneth L. Walker	2,085,557,429.494	111,650,058.320	N/A
Caroline L. Williams	2,082,403,055.009	114,804,432.805	N/A

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to diversification. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	258,353,389.822	25,773,606.384	22,050,896.953
AXA Conservative Allocation Portfolio	123,261,553.745	11,399,066.696	10,255,805.767
AXA Conservative Plus Allocation Portfolio	126,915,268.137	9,216,314.240	11,290,407.956
AXA Moderate Allocation Portfolio	503,953,214.013	38,393,598.220	50,974,984.783
AXA Moderate Plus Allocation Portfolio	753,799,964.590	51,531,547.448	75,878,897.625
CharterSM Multi-Sector Bond Portfolio	45,540,314.811	4,733,790.829	4,534,132.331
CharterSM Small Cap Growth Portfolio	6,069,701.987	454,444.673	441,641.680
CharterSM Small Cap Value Portfolio	9,056,811.730	730,154.966	980,923.808
CharterSM Conservative Portfolio	2,744,034.105	11,863.255	201,471.245
CharterSM Growth Portfolio	1,202,487.909	0	72,855.058
CharterSM Moderate Growth Portfolio	1,454,118.068	0	774,855.435
CharterSM Moderate Portfolio	1,549,084.952	0	859,647.672
Target 2015 Allocation Portfolio	6,491,729.263	91,103.759	220,302.987
Target 2025 Allocation Portfolio	12,749,997.674	663,862.091	235,679.702
Target 2035 Allocation Portfolio	7,901,590.471	794,850.390	1,335,777.939
Target 2045 Allocation Portfolio	5,935,649.094	587,334.406	949,546.989
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to issuing senior securities and borrowing money. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	248,014,425.915	34,981,354.893	23,182,112.351
AXA Conservative Allocation Portfolio	119,045,146.717	14,684,191.862	11,187,087.629
AXA Conservative Plus Allocation Portfolio	122,497,894.223	13,141,583.957	11,782,512,153
AXA Moderate Allocation Portfolio	488,508,184.600	51,704,994.613	53,108,617.803
AXA Moderate Plus Allocation Portfolio	724,992,600.912	72,592,575.681	83,625,233.070
CharterSM Multi-Sector Bond Portfolio	43,401,099.763	6,459,960.774	4,947,177.435
CharterSM Small Cap Growth Portfolio	5,935,243.075	591,729.304	438,815.961
CharterSM Small Cap Value Portfolio	8,857,389.230	882,963.031	1,027,538.242

Portfolio	For	Against	Abstain
CharterSM Conservative Portfolio	2,744,034.105	11,863.255	201,471.245
CharterSM Growth Portfolio	1,202,487.909	0	72,855.058
CharterSM Moderate Growth Portfolio	1,454,118.068	0	774,855.435
CharterSM Moderate Portfolio	1,275,524.895	0	1,133,207.728
Target 2015 Allocation Portfolio	5,442,425.647	886,445.618	474,264.744
Target 2025 Allocation Portfolio	12,625,475.770	519,547.107	504,516.589
Target 2035 Allocation Portfolio	7,095,692.498	1,600,748.363	1,335,777.939
Target 2045 Allocation Portfolio	5,861,338.680	731,648.607	879,543.202
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to underwriting. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	252,115,708.087	30,187,982.909	23,874,202.164
AXA Conservative Allocation Portfolio	120,555,462.114	13,202,335.431	11,158,628.663
AXA Conservative Plus Allocation Portfolio	123,372,916.343	11,403,565.506	12,645,508.484
AXA Moderate Allocation Portfolio	493,302,473.914	46,614,163.863	53,405,159.239
AXA Moderate Plus Allocation Portfolio	737,600,281.836	62,044,338.067	81,565,789.761
CharterSM Multi-Sector Bond Portfolio	44,598,469.490	5,217,759.476	4,992,009.005
CharterSM Small Cap Growth Portfolio	5,967,679.499	551,143.772	446,965.069
CharterSM Small Cap Value Portfolio	8,946,941.489	824,654.486	996,294.528
CharterSM Conservative Portfolio	2,744,034.105	11,863.255	201,471.245
CharterSM Growth Portfolio	1,202,487.909	0	72,855.058
CharterSM Moderate Growth Portfolio	1,454,118.068	0	774,855.435
CharterSM Moderate Portfolio	1,275,524.895	0	1,133,207.728
Target 2015 Allocation Portfolio	5,907,427.190	675,405.833	220,302.987
Target 2025 Allocation Portfolio	12,593,402.357	640,327.965	415,809.144
Target 2035 Allocation Portfolio	7,903,679.248	792,761.613	1,335,777.939
Target 2045 Allocation Portfolio	5,631,177.667	889,154.969	952,197.853
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to concentrating. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	248,174,713.701	31,745,694.026	26,257,485.432
AXA Conservative Allocation Portfolio	121,160,727.372	12,101,811.047	11,653,887.788
AXA Conservative Plus Allocation Portfolio	123,038,315.335	10,667,208.093	13,716,466.905
AXA Moderate Allocation Portfolio	491,546,206.495	47,000,590.421	54,775,000.100
AXA Moderate Plus Allocation Portfolio	734,771.142.612	59,764,635.429	86,674,631.623
CharterSM Multi-Sector Bond Portfolio	44,636,966.181	5,493,519.413	4,677,752.378
CharterSM Small Cap Growth Portfolio	6,001,448.126	516,676.124	447,664.090
CharterSM Small Cap Value Portfolio	9,034,578.288	709,606.472	1,023,705.743
CharterSM Conservative Portfolio	2,729,291.797	11,863.255	216,213.552
CharterSM Growth Portfolio	1,167,153.397	0	108,189.570
CharterSM Moderate Growth Portfolio	1,439,386.526	0	789,586.976
CharterSM Moderate Portfolio	1,263,580.490	0	1,145,152.133
Target 2015 Allocation Portfolio	5,691,256.764	637,614.502	474,264.744
Target 2025 Allocation Portfolio	12,723,779.536	460,873.354	464,886.576
Target 2035 Allocation Portfolio	7,849,348.558	792,891.357	1,389,978.885
Target 2045 Allocation Portfolio	5,954,616.098	598,810.735	919,103.655
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to investing in real estate. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	254,447,211.732	28,966,822.529	22,763,858.898
AXA Conservative Allocation Portfolio	119,115,592.609	14,264,784.967	11,536,048.631
AXA Conservative Plus Allocation Portfolio	125,298,650.943	11,244,400.527	10,878,938.863
AXA Moderate Allocation Portfolio	497,319,136.650	44,927,032.757	51,075,627.609
AXA Moderate Plus Allocation Portfolio	739,841.295.310	63,760,956.151	77,608,158.203
CharterSM Multi-Sector Bond Portfolio	45,374,082.089	5,013,027.773	4,421,128.110
CharterSM Small Cap Growth Portfolio	6,106,507.976	418,708.838	440,571.526
CharterSM Small Cap Value Portfolio	9,026,198.902	754,068.475	987,623.127
CharterSM Conservative Portfolio	2,729,291.797	11,863.255	216,213.552
CharterSM Growth Portfolio	1,167,153.397	0	108,189.570
CharterSM Moderate Growth Portfolio	1,439,386.526	0	789,586.976
CharterSM Moderate Portfolio	1,263,580.490	0	1,145,152.133
Target 2015 Allocation Portfolio	5,608,044.272	720,826.993	474,264.744
Target 2025 Allocation Portfolio	12,468,592.031	591,160.303	589,787.133
Target 2035 Allocation Portfolio	7,822,894.104	873,546.757	1,335,777.939
Target 2045 Allocation Portfolio	5,693,881.734	864,415.426	914,233.329
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to investing in commodities. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	249,955,846.264	32,893,120.732	23,328,926.163
AXA Conservative Allocation Portfolio	120,229,822.372	13,643,611.123	11,043,492.713
AXA Conservative Plus Allocation Portfolio	124,297,494.561	11,098,924.034	12,025,571.737
AXA Moderate Allocation Portfolio	494,323,887.141	48,139,295.471	50,858,614.404
AXA Moderate Plus Allocation Portfolio	738,055,649.282	66,652,537.690	76,502,222.691
CharterSM Multi-Sector Bond Portfolio	44,070,573.641	5,665,024.373	5,072,639.958
CharterSM Small Cap Growth Portfolio	6,041,665.670	488,861.463	435,261.207
CharterSM Small Cap Value Portfolio	9,019,026.802	772,532.972	976,330.728
CharterSM Conservative Portfolio	2,744,034.105	11,863.255	201,471.245
CharterSM Growth Portfolio	1,202,487.909	0	72,855.058
CharterSM Moderate Growth Portfolio	1,454,118.068	0	774,855.435
CharterSM Moderate Portfolio	1,275,524.895	0	1,133,207.728
Target 2015 Allocation Portfolio	5,594,793.949	734,077.317	474,264.744
Target 2025 Allocation Portfolio	12,786,482.301	117,103.062	745,954.103
Target 2035 Allocation Portfolio	7,908,074.334	788,366.527	1,335,777.939
Target 2045 Allocation Portfolio	5,299,617.055	1,253,809.779	919,103.655
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio of the Trust (except the CharterSM Aggressive Growth Portfolio) approved changes to each Portfolio’s fundamental investment restriction with respect to making loans. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
AXA Aggressive Allocation Portfolio	245,588,859.281	36,667,083.324	23,921,950.555
AXA Conservative Allocation Portfolio	116,484,209.606	15,297,865.710	13,134,350.891
AXA Conservative Plus Allocation Portfolio	122,781,580.143	13,306,778.470	11,333,631.720

Portfolio	For	Against	Abstain
AXA Moderate Allocation Portfolio	484,020,796.583	55,928,535.466	53,372,464.967
AXA Moderate Plus Allocation Portfolio	720,362,552.151	81,001,369.872	79,846,487.641
CharterSM Multi-Sector Bond Portfolio	42,965,463.927	7,234,053.095	4,608,720.950
CharterSM Small Cap Growth Portfolio	5,963,837.140	561,600.855	440,350.345
CharterSM Small Cap Value Portfolio	8,944.370.398	795,540.346	1,027,979.760
CharterSM Conservative Portfolio	2,729,291.797	11,863.255	216,213.552
CharterSM Growth Portfolio	1,167,153.397	0	108,189.570
CharterSM Moderate Growth Portfolio	1,439,386.526	0	789,586.976
CharterSM Moderate Portfolio	1,263,580.490	0	1,145,152.133
Target 2015 Allocation Portfolio	5,528,723.577	1,054,109.446	220,302.987
Target 2025 Allocation Portfolio	12,233,195.720	1,094,562.089	321,781.658
Target 2035 Allocation Portfolio	8,932,985.607	792,891.357	306,341.836
Target 2045 Allocation Portfolio	5,682,793.287	865,263.824	924,473.378
Target 2055 Allocation Portfolio	933,461.379	52,805.458	0

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to diversification. The results of the shareholder vote are as follows:

For	Against	Abstain
537,387.319	0	0

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to issuing senior securities and borrowing money. The results of the shareholder vote are as follows:

For	Against	Abstain
537,387.319	0	0

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to underwriting. The results of the shareholder vote are as follows:

For	Against	Abstain
537,387.319	0	0

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to concentrating. The results of the shareholder vote are as follows:

For	Against	Abstain
334,977.638	0	202,409.681

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to investing in real estate. The results of the shareholder vote are as follows:

For	Against	Abstain
334,977.638	0	202,409.681

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to investing in commodities. The results of the shareholder vote are as follows:

For	Against	Abstain
537,387.319	0	0

At a Special Meeting of Shareholders held on April 17, 2017, shareholders of the CharterSM Aggressive Growth Portfolio approved changes to the Portfolio’s fundamental investment restriction with respect to making loans. The results of the shareholder vote are as follows:

For	Against	Abstain
334,977.638	0	202,409.681

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2017

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 30, 2017